Schedule of Investments PIMCO Dividend and Income Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.8% ¤
ASSET-BACKED SECURITIES 3.7%
CAYMAN ISLANDS 0.5%
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •	$556	$556
TruPS Financials Note Securitization Ltd. 1.757% due 09/20/2039 •	415	400

Total Cayman Islands		956

UNITED STATES 3.2%
Bear Stearns Asset-Backed Securities Trust 1.984% due 12/25/2034 •	1,001	1,002
Conseco Finance Corp. 6.280% due 09/01/2030	181	190
Credit Suisse First Boston Mortgage Securities Corp. 0.729% due 01/25/2032 •	886	864
EMC Mortgage Loan Trust 1.418% due 02/25/2041 •	26	26
Legacy Mortgage Asset Trust 1.865% due 01/28/2070 •	709	717
LP Credit Card ABS Master Trust 1.680% due 08/20/2024 •	252	262
Morgan Stanley Home Equity Loan Trust 0.209% due 12/25/2036 •	1,598	983
Navient Student Loan Trust 1.159% due 12/27/2066 •	462	468
Residential Asset Securities Corp. Trust 0.994% due 01/25/2034 •	835	834
Structured Asset Investment Loan Trust 0.259% due 09/25/2036 •	1,235	1,211

Total United States		6,557

Total Asset-Backed Securities (Cost $7,182)		7,513

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
CANADA 0.0%
Bausch Health Cos., Inc. 3.109% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	4

Total Canada		4

LUXEMBOURG 0.0%
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022	13	14
8.000% (PRIME + 4.750%) due 11/27/2023 ~	14	14
8.625% due 01/02/2024	13	13

Total Luxembourg		41

UNITED KINGDOM 0.0%
Valaris PLC (8.000% PIK) TBD% - 8.000% due 08/17/2021 «µ	2	2

Total United Kingdom		2

UNITED STATES 0.7%
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~	7	7
Beacon Roofing Supply, Inc. 2.359% (LIBOR03M + 2.250%) due 01/02/2025 ~	5	5
BWAY Holding Co. 3.443% (LIBOR03M + 3.250%) due 04/03/2024 ~	10	9
Caesars Resort Collection LLC 2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~	97	95
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	10
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	96	96
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~	3	3

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~	216	187
EyeCare Partners LLC 3.859% (LIBOR03M + 3.750%) due 02/18/2027 ~	5	5
Hilton Worldwide Finance LLC 1.859% (LIBOR03M + 1.750%) due 06/22/2026 ~	230	228
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~	1	1
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(a)	3	2
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~	19	19
Nascar Holdings, Inc. 2.859% (LIBOR03M + 2.750%) due 10/19/2026 ~	3	2
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~	235	234
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~	4	4
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	13	13
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~	13	13
Uber Technologies, Inc. TBD% due 02/16/2027	500	498
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~	1	1
Westmoreland Mining Holdings LLC (15.000% PIK) TBD% -15.000% due 03/15/2029 «(a)	4	2
Whatabrands LLC 2.856% (LIBOR03M + 2.750%) due 07/31/2026 ~	2	2

Total United States		1,436

Total Loan Participations and Assignments (Cost $1,503)		1,483

	SHARES
COMMON STOCKS 70.9%
AUSTRALIA 5.7%
CONSUMER DISCRETIONARY 0.2%
Wesfarmers Ltd.	10,592	425

CONSUMER STAPLES 0.2%
Coles Group Ltd.	11,048	135
Metcash Ltd.	56,875	159
Woolworths Group Ltd.	4,999	156

		450

ENERGY 0.0%
Woodside Petroleum Ltd.	5,004	92

FINANCIALS 0.8%
Australia & New Zealand Banking Group Ltd.	4,287	92
Bendigo & Adelaide Bank Ltd.	28,132	215
Commonwealth Bank of Australia	14,397	945
National Australia Bank Ltd.	11,003	218
Suncorp Group Ltd.	14,232	107
Westpac Banking Corp.	4,069	76

		1,653

INDUSTRIALS 0.1%
Aurizon Holdings Ltd.	56,013	167

MATERIALS 4.3%
BHP Group Ltd.	133,033	4,615
BHP Group PLC	28,374	817
Fortescue Metals Group Ltd.	69,205	1,055
Rio Tinto Ltd.	25,504	2,155

		8,642

UTILITIES 0.1%
AGL Energy Ltd.	21,125	155

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total Australia		11,584

AUSTRIA 0.0%
MATERIALS 0.0%
voestalpine AG	2,051	85

Total Austria		85

BELGIUM 0.3%
COMMUNICATION SERVICES 0.1%
Proximus SADP	7,435	162

ENERGY 0.1%
Euronav NV	9,625	88

FINANCIALS 0.1%
Ageas S.A.	2,960	178

MATERIALS 0.0%
Solvay S.A.	657	82

Total Belgium		510

CANADA 1.0%
CONSUMER DISCRETIONARY 0.0%
Magna International, Inc.	688	60

ENERGY 0.7%
ARC Resources Ltd.	20,510	126
Canadian Natural Resources Ltd.	6,010	186
Enbridge, Inc.	19,615	715
Inter Pipeline Ltd.	4,153	59
Keyera Corp.	2,305	48
Pembina Pipeline Corp.	2,298	66
Suncor Energy, Inc.	5,996	125
Vermilion Energy, Inc.	3,363	25

		1,350

FINANCIALS 0.3%
Bank of Montreal	242	22
Bank of Nova Scotia	2,187	137
Canadian Imperial Bank of Commerce	767	75
Power Corp. of Canada	12,064	317
Toronto-Dominion Bank	246	16

		567

Total Canada		1,977

CAYMAN ISLANDS 0.0%
INDUSTRIALS 0.0%
Noble Corp. «	159	3
Noble Corp. «(i)	1,321	23

		26

Total Cayman Islands		26

DENMARK 0.0%
HEALTH CARE 0.0%
Novo Nordisk A/S 'B'	741	50

Total Denmark		50

FINLAND 0.3%
FINANCIALS 0.1%
Sampo Oyj 'A'	2,678	121

INDUSTRIALS 0.1%
Wartsila Oyj Abp	20,977	220

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

MATERIALS 0.1%
UPM-Kymmene Oyj	5,917	212

UTILITIES 0.0%
Fortum Oyj	822	22

Total Finland		575

FRANCE 3.1%
COMMUNICATION SERVICES 0.1%
Orange S.A.	13,473	166

CONSUMER DISCRETIONARY 0.4%
Renault S.A.	19,034	823
Valeo S.A.	2,149	73

		896

ENERGY 2.1%
Total SE	91,988	4,288

FINANCIALS 0.2%
AXA S.A.	4,085	110
Natixis S.A.	40,812	195

		305

HEALTH CARE 0.1%
Sanofi	2,220	220

INDUSTRIALS 0.2%
Bouygues S.A.	3,736	149
Cie de Saint-Gobain	2,523	149
Rexel S.A.	2,112	42

		340

Total France		6,215

GERMANY 2.1%
COMMUNICATION SERVICES 0.1%
Deutsche Telekom AG	3,821	77
Telefonica Deutschland Holding AG	43,723	128

		205

CONSUMER DISCRETIONARY 0.1%
Bayerische Motoren Werke AG	2,603	270

CONSUMER STAPLES 0.2%
Metro AG	25,860	273

FINANCIALS 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	670	206

HEALTH CARE 0.1%
Bayer AG	3,917	248

INDUSTRIALS 0.4%
Deutsche Post AG	1,607	88
Hochtief AG	1,537	138
Siemens AG	3,402	559

		785

MATERIALS 1.0%
BASF SE	22,920	1,905
Covestro AG	1,198	81
Evonik Industries AG	1,786	63

		2,049

UTILITIES 0.1%
E.ON SE	11,622	136

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total Germany		4,172

HONG KONG 0.1%
CONSUMER DISCRETIONARY 0.0%
Yue Yuen Industrial Holdings Ltd.	25,000	62

FINANCIALS 0.0%
Hopson Development Holdings Ltd.	6,000	22

INDUSTRIALS 0.1%
CK Hutchison Holdings Ltd.	9,500	76
NWS Holdings Ltd.	14,000	15

		91

INFORMATION TECHNOLOGY 0.0%
VTech Holdings Ltd.	7,300	66

REAL ESTATE 0.0%
Shimao Property Holdings Ltd.	10,500	33

Total Hong Kong		274

ISRAEL 0.0%
FINANCIALS 0.0%
Plus500 Ltd.	952	18

Total Israel		18

ITALY 0.7%
ENERGY 0.5%
Eni SpA	86,648	1,068

FINANCIALS 0.1%
Poste Italiane SpA	3,413	43
UnipolSai Assicurazioni SpA	28,121	85

		128

UTILITIES 0.1%
Enel SpA	28,776	286
Snam SpA	2,687	15

		301

Total Italy		1,497

JAPAN 10.1%
COMMUNICATION SERVICES 1.0%
KDDI Corp.	7,600	234
Nintendo Co. Ltd.	100	57
Nippon Telegraph & Telephone Corp.	19,800	511
Softbank Corp.	97,100	1,263

		2,065

CONSUMER DISCRETIONARY 0.6%
Bridgestone Corp.	4,300	175
Honda Motor Co. Ltd.	4,000	120
Isuzu Motors Ltd.	8,000	86
Panasonic Corp.	24,100	312
Sekisui House Ltd.	11,900	256
Subaru Corp.	6,300	126
Yamaha Motor Co. Ltd.	6,500	160

		1,235

CONSUMER STAPLES 1.0%
Japan Tobacco, Inc.	90,900	1,746
Kirin Holdings Co. Ltd.	4,800	92

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Seven & i Holdings Co. Ltd.	6,400	258

		2,096

ENERGY 0.3%
Idemitsu Kosan Co. Ltd.	8,200	212
JXTG Holdings, Inc.	92,600	420

		632

FINANCIALS 2.4%
Aozora Bank Ltd.	7,000	161
Japan Post Holdings Co. Ltd.	37,600	335
Mitsubishi UFJ Financial Group, Inc.	207,700	1,111
Mizuho Financial Group, Inc.	32,030	463
MS&AD Insurance Group Holdings, Inc.	6,800	200
ORIX Corp.	17,400	294
Resona Holdings, Inc.	20,700	87
Sumitomo Mitsui Financial Group, Inc.	59,400	2,153
Sumitomo Mitsui Trust Holdings, Inc.	500	17

		4,821

HEALTH CARE 0.2%
Astellas Pharma, Inc.	5,700	88
Takeda Pharmaceutical Co. Ltd.	9,900	361

		449

INDUSTRIALS 2.6%
Amada Co. Ltd.	8,900	99
Asahi Glass Co. Ltd.	1,900	80
ITOCHU Corp.	5,800	188
Kajima Corp.	7,400	105
Komatsu Ltd.	8,300	257
Marubeni Corp.	84,600	707
Mitsubishi Corp.	76,000	2,155
Mitsubishi Electric Corp.	3,300	50
Mitsubishi Heavy Industries Ltd.	7,600	237
Mitsui & Co. Ltd.	7,400	155
NSK Ltd.	17,800	183
Sojitz Corp.	83,100	235
Sumitomo Corp.	53,900	771
Taisei Corp.	600	23

		5,245

INFORMATION TECHNOLOGY 1.5%
Canon, Inc.	89,000	2,023
Hitachi Ltd.	3,700	168
Konica Minolta, Inc.	34,800	190
Mixi, Inc.	4,100	103
Nippon Electric Glass Co. Ltd.	5,700	132
Seiko Epson Corp.	12,700	207
Tokyo Electron Ltd.	200	87

		2,910

MATERIALS 0.3%
Mitsubishi Chemical Holdings Corp.	10,600	79
Mitsubishi Gas Chemical Co., Inc.	3,200	79
Mitsui Chemicals, Inc.	1,900	60
Nitto Denko Corp.	1,200	103
Sumitomo Chemical Co. Ltd.	12,500	65
Ube Industries Ltd.	5,200	111

		497

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	3,400	395
Daiwa House Industry Co. Ltd.	2,400	70

		465

Total Japan		20,415

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)	41,996	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total Mexico		0

NETHERLANDS 0.8%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	18,763	64
VEON Ltd. ADR	68,642	121

		185

CONSUMER STAPLES 0.1%
Koninklijke Ahold Delhaize NV	6,925	193

ENERGY 0.2%
Royal Dutch Shell PLC 'A'	21,750	423

FINANCIALS 0.4%
ABN AMRO Bank NV	3,511	43
ASR Nederland NV	882	39
NN Group NV	13,248	646

		728

Total Netherlands		1,529

NEW ZEALAND 0.0%
UTILITIES 0.0%
Contact Energy Ltd.	4,006	20

Total New Zealand		20

NORWAY 0.3%
COMMUNICATION SERVICES 0.1%
Telenor ASA	7,449	131

ENERGY 0.2%
Equinor ASA	18,240	356
Frontline Ltd.	3,720	27
SFL Corp. Ltd.	6,670	53

		436

FINANCIALS 0.0%
DNB ASA	1,908	41

MATERIALS 0.0%
Norsk Hydro ASA	13,151	84

Total Norway		692

PORTUGAL 0.0%
UTILITIES 0.0%
EDP - Energias de Portugal S.A.	5,699	33

Total Portugal		33

SPAIN 4.4%
COMMUNICATION SERVICES 1.2%
Telefonica S.A.	564,290	2,537

ENERGY 1.4%
Repsol S.A.	226,458	2,811

FINANCIALS 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	275,516	1,436
CaixaBank S.A.	110,118	342
Mapfre S.A.	91,498	190

		1,968

INDUSTRIALS 0.3%
ACS Actividades de Construccion Y Servicios S.A.	20,327	675

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

UTILITIES 0.5%
Endesa S.A.	11,610	308
Naturgy Energy Group S.A.	22,886	562
Red Electrica Corp. S.A.	5,134	91

		961

Total Spain		8,952

SWEDEN 0.0%
COMMUNICATION SERVICES 0.0%
Telia Co. AB	10,715	46

ENERGY 0.0%
Lundin Petroleum AB	946	30

Total Sweden		76

SWITZERLAND 2.0%
CONSUMER STAPLES 0.1%
Nestle S.A.	1,909	213

FINANCIALS 1.0%
Swiss Re AG	11,592	1,140
Zurich Insurance Group AG	2,248	957

		2,097

HEALTH CARE 0.5%
Novartis AG	4,790	409
Roche Holding AG	1,882	610

		1,019

INDUSTRIALS 0.4%
ABB Ltd.	11,369	346
Adecco Group AG	5,944	401

		747

Total Switzerland		4,076

UNITED KINGDOM 4.2%
COMMUNICATION SERVICES 0.3%
BT Group PLC	139,286	297
Vodafone Group PLC	159,019	290
WPP PLC	7,749	99

		686

CONSUMER DISCRETIONARY 0.1%
Kingfisher PLC (c)	13,738	60
Marks & Spencer Group PLC	26,488	55

		115

CONSUMER STAPLES 1.4%
British American Tobacco PLC	32,847	1,249
Imperial Brands PLC	76,209	1,562

		2,811

ENERGY 0.3%
BP PLC	176,232	716

FINANCIALS 0.4%
Legal & General Group PLC	65,767	252
M&G PLC	88,742	254
Standard Life Aberdeen PLC	67,365	269

		775

INDUSTRIALS 0.2%
easyJet PLC	2,208	30
International Consolidated Airlines Group S.A.	10,168	28

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Royal Mail PLC	37,551	261

		319

MATERIALS 1.5%
Amcor PLC	8,470	99
Evraz PLC	57,875	461
Rio Tinto PLC	32,355	2,468

		3,028

UTILITIES 0.0%
SSE PLC	4,919	99

Total United Kingdom		8,549

UNITED STATES 35.8%
COMMUNICATION SERVICES 4.7%
AT&T, Inc.	140,179	4,243
Clear Channel Outdoor Holdings, Inc. (c)	29,821	54
iHeartMedia, Inc. 'A' (c)	6,979	127
iHeartMedia, Inc. 'B' «(c)	5,486	90
Lumen Technologies, Inc.	238,578	3,185
Omnicom Group, Inc.	929	69
Verizon Communications, Inc.	29,606	1,721
ViacomCBS, Inc. 'B'	851	38

		9,527

CONSUMER DISCRETIONARY 2.1%
Bed Bath & Beyond, Inc.	14,921	435
Best Buy Co., Inc.	195	22
Foot Locker, Inc.	478	27
Ford Motor Co. (c)	24,394	299
Gap, Inc. (c)	2,622	78
General Motors Co.	1,459	84
Home Depot, Inc.	209	64
Kohl's Corp.	10,353	617
L Brands, Inc. (c)	4,383	271
Las Vegas Sands Corp.	1,419	86
Macy's, Inc.	94,327	1,527
McDonald's Corp.	629	141
Newell Brands, Inc.	12,855	344
Nordstrom, Inc. (c)	2,276	86
Tapestry, Inc. (c)	1,151	48
Target Corp.	155	31

		4,160

CONSUMER STAPLES 5.2%
Altria Group, Inc.	115,674	5,918
Archer-Daniels-Midland Co.	1,393	79
Bunge Ltd.	965	77
Coca-Cola Co.	3,953	208
General Mills, Inc.	560	34
Kraft Heinz Co.	14,564	583
PepsiCo, Inc.	780	110
Philip Morris International, Inc.	35,987	3,194
Walgreens Boots Alliance, Inc.	6,966	382

		10,585

ENERGY 9.8%
Chevron Corp.	23,737	2,487
ConocoPhillips	2,165	115
Exxon Mobil Corp.	120,087	6,704
Helmerich & Payne, Inc.	9,589	258
HollyFrontier Corp.	1,745	62
Kinder Morgan, Inc.	35,056	584
Marathon Petroleum Corp.	10,786	577
Occidental Petroleum Corp.	144,397	3,844
ONEOK, Inc.	16,189	820
Phillips 66	5,944	485
Schlumberger NV	40,300	1,096
Targa Resources Corp.	10,037	319
Valero Energy Corp.	23,935	1,714
Williams Cos., Inc.	32,697	775

		19,840

FINANCIALS 2.7%
American International Group, Inc.	1,169	54
Blackstone Group, Inc.	1,235	92

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

CIT Group, Inc.	1,678	86
Citigroup, Inc.	1,715	125
Citizens Financial Group, Inc.	4,065	179
Comerica, Inc.	3,551	255
Fifth Third Bancorp	5,029	188
Franklin Resources, Inc.	8,604	255
Huntington Bancshares, Inc.	7,328	115
Invesco Ltd.	29,666	748
JPMorgan Chase & Co.	441	67
KeyCorp.	6,002	120
M&T Bank Corp.	100	15
MetLife, Inc.	5,079	309
Navient Corp.	21,238	304
PNC Financial Services Group, Inc.	944	166
Principal Financial Group, Inc.	6,238	374
Prudential Financial, Inc.	8,184	746
Regions Financial Corp.	738	15
U.S. Bancorp	1,099	61
Unum Group	4,283	119
Wells Fargo & Co.	25,013	977

		5,370

HEALTH CARE 5.0%
AbbVie, Inc.	32,902	3,561
Amgen, Inc.	2,097	522
Bristol-Myers Squibb Co.	4,571	288
Cardinal Health, Inc.	4,274	260
Eli Lilly & Co.	353	66
Gilead Sciences, Inc.	19,196	1,241
Johnson & Johnson	6,207	1,020
Merck & Co., Inc.	6,883	530
Pfizer, Inc.	73,274	2,655

		10,143

INDUSTRIALS 1.1%
3M Co.	5,234	1,008
Caterpillar, Inc.	768	178
Cummins, Inc.	461	119
Eaton Corp. PLC	1,711	237
Emerson Electric Co.	1,234	111
Illinois Tool Works, Inc.	378	84
ManpowerGroup, Inc.	291	29
Neiman Marcus Group Ltd. LLC «(i)	1,124	113
Pacific Drilling SA «(i)	103	12
Union Pacific Corp.	629	139
United Parcel Service, Inc. 'B'	1,027	175
Westmoreland Mining Holdings LLC «(i)	53	0

		2,205

INFORMATION TECHNOLOGY 3.0%
Broadcom, Inc.	563	261
Cisco Systems, Inc.	16,908	874
Corning, Inc.	2,780	121
Hewlett Packard Enterprise Co.	17,354	273
HP, Inc.	8,351	265
International Business Machines Corp.	21,533	2,870
Juniper Networks, Inc.	3,745	95
NetApp, Inc.	3,277	238
QUALCOMM, Inc.	1,851	246
Seagate Technology PLC	6,727	516
Texas Instruments, Inc.	1,149	217
Western Digital Corp.	876	59
Xerox Holdings Corp.	4,589	111

		6,146

MATERIALS 1.6%
Dow, Inc.	16,164	1,034
Eastman Chemical Co.	734	81
International Paper Co.	11,950	646
LyondellBasell Industries NV 'A'	13,601	1,415
Nucor Corp.	447	36
WestRock Co.	792	41

		3,253

UTILITIES 0.6%
Dominion Energy, Inc.	2,490	189
Duke Energy Corp.	2,469	238
Exelon Corp.	3,106	136
PPL Corp.	15,218	439

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Southern Co.		4,204	261

			1,263

Total United States			72,492

Total Common Stocks (Cost $115,046)			143,817

		PRINCIPAL AMOUNT (000s)
CONVERTIBLE BONDS & NOTES 0.0%
JERSEY, CHANNEL ISLANDS 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 (b)		$2	0

Total Convertible Bonds & Notes (Cost $2)			0

CORPORATE BONDS & NOTES 8.8%
BRAZIL 0.2%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/26/2021 (e)(g)		46	0
Vale Overseas Ltd.
6.875% due 11/21/2036		10	13
6.250% due 08/10/2026		23	28

			41

UTILITIES 0.2%
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	155
5.093% due 01/15/2030		$253	263

			418

Total Brazil			459

CANADA 0.0%
BANKING & FINANCE 0.0%
Brookfield Finance, Inc. 4.700% due 09/20/2047		20	23
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6	6

			29

INDUSTRIALS 0.0%
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		15	15
Bombardier, Inc.
7.875% due 04/15/2027		39	39
6.125% due 01/15/2023		2	2
7.500% due 03/15/2025		2	2

			58

Total Canada			87

CAYMAN ISLANDS 0.8%
BANKING & FINANCE 0.7%
Ambac LSNI LLC 6.000% due 02/12/2023 •		72	72
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		18	19
5.125% due 10/01/2023		16	17
2.875% due 02/15/2025		16	16
3.250% due 02/15/2027		4	4
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (a)		5	5
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		21	22
5.500% due 02/15/2024		9	10
5.250% due 08/15/2022		307	322

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

U.S. Capital Funding Ltd. 0.505% due 07/10/2043 •		932	818

			1,305

INDUSTRIALS 0.1%
MGM China Holdings Ltd. 4.750% due 02/01/2027		253	257
Transocean, Inc.
7.500% due 01/15/2026		10	7
7.250% due 11/01/2025		16	10
8.000% due 02/01/2027		10	6

			280

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		5	5
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		96	38
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1	1
Transocean Phoenix Ltd. 7.750% due 10/15/2024		3	3

			47

Total Cayman Islands			1,632

CURACAO 0.0%
INDUSTRIALS 0.0%
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		2	2

Total Curacao			2

FRANCE 0.5%
BANKING & FINANCE 0.1%
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		200	216

INDUSTRIALS 0.4%
Altice France S.A. 7.375% due 05/01/2026		700	729

Total France			945

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 3.961% due 11/26/2025 •		150	163

Total Germany			163

IRELAND 0.3%
INDUSTRIALS 0.3%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	300	547

Total Ireland			547

ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023		$370	431

Total Italy			431

JERSEY, CHANNEL ISLANDS 0.2%
INDUSTRIALS 0.2%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	300	416

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total Jersey, Channel Islands			416

LUXEMBOURG 0.6%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$400	417

INDUSTRIALS 0.1%
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (b)		20	7
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025 (b)		39	24
5.500% due 08/01/2023 (b)		28	17
8.000% due 02/15/2024		34	35
8.500% due 10/15/2024 (b)		229	144
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(b)		54	3

			230

UTILITIES 0.3%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		300	331
4.375% due 09/19/2022		300	312

			643

Total Luxembourg			1,290

MEXICO 0.2%
INDUSTRIALS 0.2%
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(b)		300	0
Petroleos Mexicanos
6.750% due 09/21/2047		10	9
6.500% due 03/13/2027		40	42
6.500% due 01/23/2029		74	75
6.490% due 01/23/2027		30	31
6.840% due 01/23/2030		82	83
7.690% due 01/23/2050		10	9
5.950% due 01/28/2031		67	65
6.950% due 01/28/2060		30	26

			340

Total Mexico			340

MULTINATIONAL 0.1%
INDUSTRIALS 0.1%
American Airlines, Inc. 5.500% due 04/20/2026		239	249
Broadcom Corp. 3.875% due 01/15/2027		8	9
Connect Finco SARL 6.750% due 10/01/2026		6	6

			264

Total Multinational			264

NETHERLANDS 0.3%
BANKING & FINANCE 0.3%
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	400	476

INDUSTRIALS 0.0%
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		$46	46

Total Netherlands			522

PANAMA 0.0%
INDUSTRIALS 0.0%
Carnival Corp. 11.500% due 04/01/2023		54	62

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total Panama			62

PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	100	29

Total Peru			29

SWITZERLAND 0.1%
BANKING & FINANCE 0.1%
UBS AG 5.125% due 05/15/2024 (h)		$200	221

Total Switzerland			221

TURKEY 0.1%
BANKING & FINANCE 0.1%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	202

Total Turkey			202

UNITED KINGDOM 1.6%
BANKING & FINANCE 1.4%
Barclays PLC
4.972% due 05/16/2029 •(j)		400	460
7.875% due 09/15/2022 •(g)(h)	GBP	200	297
FCE Bank PLC 1.875% due 06/24/2021	EUR	100	118
HSBC Holdings PLC 6.000% due 09/29/2023 •(g)(h)		320	409
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP	200	348
7.625% due 06/27/2023 •(g)(h)		200	301
7.500% due 09/27/2025 •(g)(h)		$200	229
Natwest Group PLC 8.625% due 08/15/2021 •(g)(h)		200	205
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	215	389
Unique Pub Finance Co. PLC 5.659% due 06/30/2027		33	48

			2,804

INDUSTRIALS 0.2%
Marston's Issuer PLC 2.578% (BP0003M + 2.550%) due 07/16/2035 ~		200	220
Mitchells & Butlers Finance PLC 0.530% (BP0003M + 0.450%) due 12/15/2030 ~		105	136
Valaris PLC
5.750% due 10/01/2044 (b)		$12	1
7.750% due 02/01/2026 (b)		2	0

			357

Total United Kingdom			3,161

UNITED STATES 3.5%
BANKING & FINANCE 0.6%
BGC Partners, Inc.
5.375% due 07/24/2023		4	4
3.750% due 10/01/2024		6	6
Brixmor Operating Partnership LP 1.255% (US0003M + 1.050%) due 02/01/2022 ~		18	18
Cantor Fitzgerald LP 4.875% due 05/01/2024		2	2
CBL & Associates LP 5.950% due 12/15/2026 ^(b)		17	10
CIT Group, Inc. 5.000% due 08/15/2022		30	32
CTR Partnership LP 5.250% due 06/01/2025		12	12
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Ford Motor Credit Co. LLC 3.350% due 11/01/2022	391	400
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025	45	47
6.750% due 03/15/2022	42	42
GLP Capital LP
5.250% due 06/01/2025	3	4
5.300% due 01/15/2029	19	21
Hudson Pacific Properties LP 3.950% due 11/01/2027	5	6
Hunt Cos., Inc. 6.250% due 02/15/2026	2	2
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	10	10
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027	3	3
MGM Growth Properties Operating Partnership LP 4.625% due 06/15/2025	237	250
Navient Corp. 6.500% due 06/15/2022	66	70
Newmark Group, Inc. 6.125% due 11/15/2023	10	11
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029	8	8
OneMain Finance Corp.
5.625% due 03/15/2023	196	208
6.125% due 03/15/2024	12	13
Physicians Realty LP 3.950% due 01/15/2028	4	4
Sabra Health Care LP 4.800% due 06/01/2024	3	3
Santander Holdings USA, Inc. 4.400% due 07/13/2027	7	8
SL Green Operating Partnership LP 3.250% due 10/15/2022	2	2
Starwood Property Trust, Inc. 4.750% due 03/15/2025	8	8
STORE Capital Corp.
4.500% due 03/15/2028	4	5
4.625% due 03/15/2029	2	2

		1,215

INDUSTRIALS 1.9%
American Airlines Pass-Through Trust 3.350% due 04/15/2031	9	9
Anheuser-Busch InBev Worldwide, Inc.
4.500% due 06/01/2050	25	28
4.600% due 06/01/2060	9	10
Broadcom, Inc.
4.110% due 09/15/2028	8	9
3.500% due 02/15/2041	225	216
3.469% due 04/15/2034	8	8
CCO Holdings LLC
4.750% due 03/01/2030	18	19
4.500% due 08/15/2030	14	14
Centene Corp. 4.250% due 12/15/2027	6	6
Charter Communications Operating LLC 4.800% due 03/01/2050	16	17
Citrix Systems, Inc. 3.300% due 03/01/2030	3	3
Community Health Systems, Inc.
8.000% due 03/15/2026	46	50
6.625% due 02/15/2025	260	275
5.625% due 03/15/2027	130	136
4.750% due 02/15/2031	100	98
Corning, Inc. 5.450% due 11/15/2079	6	7
CVS Pass-Through Trust 8.353% due 07/10/2031 (j)	434	563
DAE Funding LLC
5.000% due 08/01/2024	16	17
4.500% due 08/01/2022	10	10
Diamond Resorts International, Inc. 7.750% due 09/01/2023	107	112
Energy Transfer Operating LP 5.000% due 05/15/2050	6	6
Exela Intermediate LLC 10.000% due 07/15/2023	16	6
Gap, Inc. 8.625% due 05/15/2025	400	449
General Electric Co.
6.150% due 08/07/2037	1	1
6.875% due 01/10/2039	8	11

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029	200	198
Kraft Heinz Foods Co. 3.750% due 04/01/2030	18	19
Level 3 Financing, Inc. 3.875% due 11/15/2029	10	11
Micron Technology, Inc. 5.327% due 02/06/2029	8	9
Netflix, Inc. 5.375% due 11/15/2029	8	9
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~	18	18
Oracle Corp. 3.950% due 03/25/2051 (i)	510	527
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	2	2
Staples, Inc. 7.500% due 04/15/2026	2	2
Tenet Healthcare Corp. 4.625% due 07/15/2024	4	4
Topaz Solar Farms LLC
5.750% due 09/30/2039	74	85
4.875% due 09/30/2039	10	11
TransDigm, Inc. 5.500% due 11/15/2027	4	4
Travel + Leisure Co.
6.000% due 04/01/2027	6	7
5.650% due 04/01/2024	5	5
3.900% due 03/01/2023	2	2
4.625% due 03/01/2030	4	4
Triumph Group, Inc. 5.250% due 06/01/2022	4	4
U.S. Renal Care, Inc. 10.625% due 07/15/2027	6	7
United Airlines Pass-Through Trust 5.875% due 04/15/2029	405	450
Univision Communications, Inc. 5.125% due 02/15/2025	62	63
VMware, Inc. 3.900% due 08/21/2027	10	11
Western Digital Corp. 4.750% due 02/15/2026	20	22
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~	4	4
Windstream Escrow LLC 7.750% due 08/15/2028	229	234
Zayo Group Holdings, Inc. 6.125% due 03/01/2028	7	7

		3,799

UTILITIES 1.0%
AT&T, Inc.
3.650% due 06/01/2051	8	8
3.850% due 06/01/2060	8	8
Edison International 5.750% due 06/15/2027	7	8
Enable Midstream Partners LP 4.950% due 05/15/2028	4	4
FirstEnergy Corp. 3.350% due 07/15/2022 (j)	410	416
Lumen Technologies, Inc. 4.000% due 02/15/2027	6	6
Pacific Gas & Electric Co.
3.750% due 08/15/2042	2	2
2.950% due 03/01/2026	53	55
4.500% due 12/15/2041	2	2
3.250% due 06/15/2023	23	24
3.400% due 08/15/2024	35	37
4.000% due 12/01/2046	2	2
3.300% due 03/15/2027	20	21
4.250% due 03/15/2046	4	4
3.750% due 07/01/2028	110	117
4.550% due 07/01/2030	76	82
4.950% due 07/01/2050	105	108
4.500% due 07/01/2040	131	133
4.600% due 06/15/2043	210	213
4.750% due 02/15/2044	120	123
Southern California Edison Co.
6.650% due 04/01/2029	2	2
5.750% due 04/01/2035	2	2
4.875% due 03/01/2049	1	1
3.650% due 02/01/2050	3	3
Sprint Corp.
7.625% due 03/01/2026	7	9
7.625% due 02/15/2025	400	477

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Talen Energy Supply LLC 6.625% due 01/15/2028		4	4
Verizon Communications, Inc. 3.400% due 03/22/2041		240	244

			2,115

Total United States			7,129

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(b)		300	14
6.000% due 05/16/2024 ^(b)		20	1
9.750% due 05/17/2035 ^(b)		20	1

			16

Total Venezuela			16

Total Corporate Bonds & Notes (Cost $17,543)			17,918

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
UNITED KINGDOM 0.9%
Eurosail PLC
0.780% due 09/13/2045 •	GBP	446	602
1.030% due 06/13/2045 •		652	899
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	250	286

Total United Kingdom			1,787

UNITED STATES 2.1%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		$62	60
Banc of America Funding Trust 3.070% due 05/20/2036 ^~		9	9
Banc of America Mortgage Trust
3.118% due 11/20/2046 ^~		5	5
6.000% due 10/25/2036 ^		15	14
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		55	55
Chase Mortgage Finance Trust 3.372% due 09/25/2036 ^~		28	25
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		102	79
6.000% due 02/25/2037 ^		59	35
6.250% due 12/25/2036 ^•		25	18
Countrywide Home Loan Mortgage Pass-Through Trust 0.609% due 07/25/2037 ^•		16	6
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		35	29
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		325	133
Credit Suisse Mortgage Capital Certificates 2.465% due 12/29/2037 ~		148	115
First Horizon Alternative Mortgage Securities Trust 2.582% due 06/25/2036 ^~		223	206
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		4	4
JP Morgan Alternative Loan Trust 5.692% due 05/26/2037 ~		59	49
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		86	52
Merrill Lynch Mortgage Investors Trust 2.771% due 03/25/2036 ^~		11	7
OBX Trust 0.959% due 04/25/2048 •		215	217
Residential Accredit Loans, Inc. Trust
0.909% due 10/25/2045 •		60	53
5.500% due 03/25/2037 ^		320	307
6.250% due 03/25/2037 ^		25	23
Structured Adjustable Rate Mortgage Loan Trust 3.006% due 10/25/2036 ^~		1,477	1,118
Wells Fargo Alternative Loan Trust 3.080% due 07/25/2037 ^~		768	724

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	991	1,045

Total United States		4,388

Total Non-Agency Mortgage-Backed Securities (Cost $5,853)		6,175

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	168	174

Total California		174

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	18
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	60	68

Total Illinois		92

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	30	26
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(b)	5	5
5.250% due 07/01/2037 ^(b)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(b)	20	18
5.700% due 07/01/2023 ^(b)	10	9
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009 6.000% due 07/01/2039 ^(b)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.375% due 07/01/2030 ^(b)	10	9
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	120	97
5.125% due 07/01/2037 ^(b)	10	8
Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(b)	10	8
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	89

Total Puerto Rico		277

VIRGINIA 0.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	370	388

Total Virginia		388

Total Municipal Bonds & Notes (Cost $623)		931

	SHARES
PREFERRED STOCKS 0.3%
GERMANY 0.1%
INDUSTRIALS 0.1%
Schaeffler AG	15,832	141
Volkswagen AG	56	15

		156

Total Germany		156

NETHERLANDS 0.0%
BANKING & FINANCE 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	26,275	40

Total Netherlands		40

UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	1,130	288

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total United Kingdom		288

UNITED STATES 0.1%
INDUSTRIALS 0.1%
General Electric Co. 3.514% (US0003M + 3.330%) due 06/15/2021 ~(g)	169,000	160

Total United States		160

Total Preferred Stocks (Cost $589)		644

REAL ESTATE INVESTMENT TRUSTS 2.8%
AUSTRALIA 0.0%
REAL ESTATE 0.0%
Stockland	16,671	56

Total Australia		56

CANADA 0.1%
REAL ESTATE 0.1%
H&R Real Estate Investment Trust	4,018	46
RioCan Real Estate Investment Trust	4,760	74
SmartCentres Real Estate Investment Trust	1,280	27

		147

Total Canada		147

FRANCE 0.4%
REAL ESTATE 0.4%
Klepierre S.A.	6,759	157
Unibail-Rodamco-Westfield	8,520	681

		838

Total France		838

HONG KONG 0.0%
REAL ESTATE 0.0%
Link REIT	6,100	56

Total Hong Kong		56

JAPAN 0.1%
REAL ESTATE 0.1%
Japan Retail Fund Investment Corp.	92	94

Total Japan		94

UNITED STATES 2.2%
FINANCIALS 0.9%
AGNC Investment Corp.	27,736	465
Annaly Capital Management, Inc.	106,240	914
New Residential Investment Corp.	30,713	345

		1,724

REAL ESTATE 1.3%
Host Hotels & Resorts, Inc.	1,940	33
Iron Mountain, Inc.	18,373	680
Park Hotels & Resorts, Inc.	15,540	335
Simon Property Group, Inc.	3,296	375
Uniti Group, Inc.	32	0
Ventas, Inc.	5,863	313
VEREIT, Inc.	3,351	129
VICI Properties, Inc.	26,432	747

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Weyerhaeuser Co.		2,782	99

			2,711

Total United States			4,435

Total Real Estate Investment Trusts (Cost $3,905)			5,626

RIGHTS 0.0%
UNITED STATES 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC «		40	1

Total Rights (Cost $0)			1

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.7%
ARGENTINA 0.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$313	104
0.125% due 07/09/2035 þ		373	110
0.125% due 01/09/2038 þ		269	99
0.125% due 07/09/2041 þ		182	63
1.000% due 08/05/2021	ARS	25,298	176
1.000% due 07/09/2029		$31	11
1.500% due 03/25/2024	ARS	153	1
15.500% due 10/17/2026		1,226	3
34.109% (BADLARPP) due 10/04/2022 ~		28	0
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		2,640	17
Autonomous City of Buenos Aires
37.373% (BADLARPP + 3.250%) due 03/29/2024 ~		3,875	24
39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		1,140	8
Provincia de Buenos Aires
37.855% due 04/12/2025		389	3
37.932% due 05/31/2022		532	4

Total Argentina			623

CHINA 0.3%
China Development Bank
2.890% due 06/22/2025	CNY	300	45
3.300% due 02/01/2024		100	15
3.430% due 01/14/2027		100	15
3.680% due 02/26/2026		1,200	186
3.740% due 09/10/2025		300	47
4.150% due 10/26/2025		1,100	173

Total China			481

PERU 0.2%
Peru Government International Bond
5.400% due 08/12/2034	PEN	1	0
5.940% due 02/12/2029		378	115
6.150% due 08/12/2032		336	98
6.350% due 08/12/2028		347	108
6.900% due 08/12/2037		7	2
6.950% due 08/12/2031		235	72
8.200% due 08/12/2026		199	70

Total Peru			465

SAUDI ARABIA 0.2%
Saudi Government International Bond
4.500% due 10/26/2046		$200	220
4.625% due 10/04/2047		200	225

Total Saudi Arabia			445

SOUTH AFRICA 0.4%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	200	12
8.250% due 03/31/2032		300	18
8.750% due 02/28/2048		200	11
8.875% due 02/28/2035		200	11

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

10.500% due 12/21/2026		10,200	787

Total South Africa			839

TURKEY 0.3%
Turkey Government International Bond
4.250% due 03/13/2025		$200	187
4.625% due 03/31/2025	EUR	100	118
5.250% due 03/13/2030		$200	178

Total Turkey			483

VENEZUELA 0.0%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	0
9.250% due 09/15/2027 ^(b)		44	5

Total Venezuela			5

Total Sovereign Issues (Cost $3,652)			3,341

U.S. GOVERNMENT AGENCIES 9.8%
UNITED STATES 9.8%
Fannie Mae, TBA 3.000% due 06/01/2051		3,700	3,853
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 03/01/2050		88	92
3.500% due 02/01/2050		64	68
4.000% due 06/01/2049 - 07/01/2050		572	615
Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2036 - 06/01/2051		3,200	3,210
2.500% due 05/01/2051		3,100	3,175
3.500% due 05/01/2051		2,600	2,748
4.000% due 04/01/2051 - 05/01/2051		5,600	6,009

Total U.S. Government Agencies (Cost $19,817)			19,770

U.S. TREASURY OBLIGATIONS 2.6%
UNITED STATES 2.6%
U.S. Treasury Bonds
2.875% due 11/15/2046 (j)		600	656
3.000% due 02/15/2049		1,550	1,742
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024		204	221
0.125% due 07/15/2030		306	333
0.250% due 07/15/2029 (l)		734	808
0.375% due 01/15/2027		35	38
0.375% due 07/15/2027		11	12
0.750% due 07/15/2028		521	595
0.875% due 01/15/2029		359	412
1.000% due 02/15/2048		106	132
1.000% due 02/15/2049		104	130
U.S. Treasury Notes
1.125% due 02/15/2031		64	61
1.500% due 02/15/2030		71	70

Total U.S. Treasury Obligations (Cost $4,746)			5,210

SHORT-TERM INSTRUMENTS 0.0%
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	1,684	12

ARGENTINA TREASURY BILLS 0.0%
7.151% due 06/30/2021 - 09/13/2021 (d)(e)		6,029	41

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

38.750% due (ARPPPA + 2.250%) 06/30/2021 ~	394	3

Total Argentina Treasury Bills (Cost $44)		44

Total Short-Term Instruments (Cost $58)		56

Total Investments in Securities (Cost $180,519)		212,485

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	653,344	6,442

Total Short-Term Instruments (Cost $6,442)		6,442

Total Investments in Affiliates (Cost $6,442)		6,442

Total Investments 108.0% (Cost $186,961)		$218,927
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $(1,778))		125
Other Assets and Liabilities, net (8.0)%		(16,255)

Net Assets 100.0%		$202,797

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Neiman Marcus Group Ltd. LLC	09/25/2020	$36	$113	0.06%
Noble Corp.	02/05/2021 – 02/08/2021	15	23	0.01
Oracle Corp.3.950% due 03/25/2051	03/22/2021	509	527	0.26
Pacific Drilling SA	02/25/2021	11	12	0.01
Westmoreland Mining Holdings LLC	03/26/2019	0	0	0.00

$571	$675	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

JPS	0.130%	02/03/2021	04/05/2021	$(123)	$(122)
TDM	0.250	02/04/2021	TBD(2)	(1,001)	(1,001)
0.300	11/20/2020	TBD(2)	(397)	(398)

Total Reverse Repurchase Agreements	$(1,521)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.8)%
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2051	$1,600	$(1,612)	$(1,597)
Uniform Mortgage-Backed Security, TBA	2.500	06/01/2051	100	(102)	(102)

Total Short Sales (0.8)%	$(1,714)	$(1,699)

(j)	Securities with an aggregate market value of $1,549 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(4,635) at a weighted average interest rate of 0.270%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond June Futures	06/2021	7	$1,226	$1	$2	$(4)
U.S. Treasury 10-Year Note June Futures	06/2021	111	14,534	(362)	0	(27)

$(361)	$2	$(31)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2021	18	$(1,888)	$(4)	$14	$0
U.S. Treasury 30-Year Bond June Futures	06/2021	8	(1,237)	38	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	4	(725)	38	5	0

$72	$23	$0

Total Futures Contracts	$(289)	$25	$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	06/20/2026	0.855%	$300	$1	$1	$2	$1	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.683	EUR	200	(21)	4	(17)	0	0

$(20)	$5	$(15)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$100	$(1)	$(1)	$(2)	$0	$0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024	900	(14)	(2)	(16)	0	(1)

$(15)	$(3)	$(18)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$300	$(11)	$(1)	$(12)	$1	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	600	52	2	54	1	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	800	22	3	25	1	0

$63	$4	$67	$3	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	06/16/2031	GBP	400	$26	$4	$30	$2	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031	900	6	6	12	5	0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022	100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	400	0	1	1	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	500	0	1	1	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022	200	0	0	0	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	100	0	0	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		400	0	1	1	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		300	0	1	1	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		100	0	0	0	0	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		3,000	0	(4)	(4)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		700	(1)	1	0	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		20,100	(6)	(12)	(18)	1	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		700	0	0	0	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		700	0	0	0	0	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		800	8	(4)	4	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		600	6	(3)	3	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		200	2	(1)	1	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		5,200	(1)	(1)	(2)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$100	(2)	1	(1)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		500	(7)	1	(6)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,100	(293)	66	(227)	3	0
Receive(7)	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		100	0	1	1	0	0
Receive(7)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		1,000	15	16	31	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		2,300	(345)	101	(244)	3	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		100	(8)	5	(3)	0	0
Pay	3-Month USD-LIBOR	1.280	Semi-Annual	03/24/2028		400	(1)	(3)	(4)	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,900	(642)	341	(301)	6	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		100	(12)	9	(3)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		200	(15)	17	2	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		300	(30)	27	(3)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		200	(25)	19	(6)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		100	(13)	10	(3)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		2,400	(130)	220	90	3	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		127	1	8	9	0	0
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		900	77	14	91	1	0
Pay(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		900	(80)	(13)	(93)	0	(1)
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		100	(23)	29	6	0	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		100	(23)	29	6	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		900	(292)	279	(13)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(26)	30	4	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(16)	29	13	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		500	(97)	148	51	2	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(48)	87	39	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		600	(196)	190	(6)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		400	41	46	87	2	0
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		100	(1)	(15)	(16)	0	(1)
Pay	3-Month USD-LIBOR	1.590	Semi-Annual	02/09/2051		900	(7)	(121)	(128)	0	(3)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	5	(1)	4	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		900	0	(2)	(2)	0	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		200	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		400	0	(1)	(1)	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(5)	1	(4)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(96)	387	0	(21)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	2	(7)	1	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	(2)	13	11	1	0
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		300	11	1	12	1	0
Receive	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028	JPY	210,000	4	8	12	3	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		341,000	4	15	19	5	0
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022	MXN	32,100	(67)	24	(43)	0	(1)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	6	(1)	5	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	5	(2)	3	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	19	(5)	14	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	12	(3)	9	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	12	(3)	9	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		600	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(9)	0	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(33)	2	2	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(74)	23	3	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		100	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		3,300	24	(9)	15	0	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		700	5	(2)	3	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,400	16	(6)	10	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,200	8	(3)	5	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,100	7	(3)	4	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200	6	(3)	3	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,500	14	(7)	7	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	9	(13)	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	35	(51)	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	3	(5)	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	2	(3)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	6	(9)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	6	(9)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(2)	0	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(1)	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	900	(9)	6	(3)	0	0

$(1,612)	$1,421	$(191)	$54	$(29)

Total Swap Agreements	$(1,584)	$1,427	$(157)	$58	$(30)

(l)	Securities with an aggregate market value of $482 and cash of $932 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	BRL	2,407	$435	$8	$0
04/2021	GBP	3,479	4,925	129	0
04/2021	$432	BRL	2,407	2	(6)
04/2021	47	RUB	3,592	1	0
04/2021	18	TRY	134	0	(2)
04/2021	ZAR	983	$66	0	(1)
05/2021	SEK	220	27	1	0
05/2021	$435	BRL	2,407	0	(8)
05/2021	239	CAD	298	0	(2)
05/2021	97	CHF	87	0	(5)
05/2021	336	NOK	2,840	0	(3)
05/2021	107	RUB	8,005	0	(2)
05/2021	190	SEK	1,580	0	(9)
05/2021	10	TRY	71	0	(1)
05/2021	68	ZAR	1,010	0	0
05/2021	ZAR	295	$20	0	0
06/2021	$214	MXN	4,621	10	0
06/2021	31	RUB	2,340	0	0
06/2021	17	TRY	135	0	(2)
06/2021	ZAR	401	$26	0	(1)
BPS	04/2021	$67	GBP	48	0	(1)
04/2021	53	TRY	397	0	(6)
05/2021	NOK	275	$33	1	0
05/2021	$29	TRY	214	0	(4)
05/2021	16	ZAR	243	0	0
06/2021	69	IDR	1,007,977	0	(1)
06/2021	129	MXN	2,620	0	(2)
08/2021	PEN	114	$31	1	0
BRC	04/2021	$50	GBP	36	0	0
05/2021	SEK	1,935	$226	5	0
06/2021	$5	TRY	43	0	(1)
CBK	04/2021	PEN	15	$4	0	0
04/2021	$222	AUD	287	0	(4)
04/2021	4	PEN	15	0	0
04/2021	8	TRY	62	0	0
04/2021	7	ZAR	100	0	0
05/2021	MXN	220	$11	0	0
05/2021	PEN	29	8	0	0
05/2021	$135	SEK	1,125	0	(6)
05/2021	18	ZAR	264	0	0
06/2021	INR	2,071	$28	0	0
06/2021	PEN	1,265	347	9	0
06/2021	$86	CNH	565	0	(1)
06/2021	145	RUB	10,792	0	(3)
07/2021	5	CLP	3,579	0	0
08/2021	PEN	48	$13	0	0
09/2021	133	36	1	0
12/2021	$27	INR	2,071	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

	02/2022	ZAR	104		$7	0	0
FBF	04/2021		$7	TRY	51	0	0
	06/2021		135		1,024	0	(18)
GLM	04/2021	PEN	18		$5	0	0
	04/2021		$5	PEN	18	0	0
	04/2021		147	RUB	11,093	0	(1)
	04/2021		11	TRY	87	0	0
	04/2021	ZAR	310		$21	0	0
	05/2021	PEN	22		6	0	0
	05/2021		$57	RUB	4,275	0	(1)
	05/2021		10	TRY	72	0	(1)
	05/2021	ZAR	707		$46	0	(2)
	06/2021	CNH	124		19	0	0
	06/2021	PEN	11		3	0	0
HUS	04/2021	BRL	983		172	0	(2)
	04/2021	PEN	121		33	1	0
	04/2021		$179	BRL	983	0	(4)
	04/2021		57	EUR	48	0	(1)
	04/2021		5	PEN	18	0	0
	04/2021		6	TRY	40	0	(1)
	05/2021	MXN	9,051		$438	0	(4)
	05/2021	PEN	60		16	0	0
	05/2021		$383	MXN	7,930	4	0
	05/2021		59	RUB	4,396	0	(1)
	05/2021		8	TRY	57	0	(1)
	05/2021		72	ZAR	1,074	0	0
	05/2021	ZAR	971		$66	1	0
	06/2021	PEN	52		14	0	0
	06/2021		$18	CLP	12,787	0	0
	06/2021		73	CNH	477	0	(1)
	06/2021		14	IDR	206,575	0	0
	06/2021		35	RUB	2,613	0	(1)
	06/2021		10	TRY	74	0	(2)
	06/2021		23	ZAR	353	1	0
	06/2021	ZAR	661		$43	0	(2)
	09/2021		$200	MXN	4,209	2	0
	10/2021		430		9,051	4	0
	12/2021	PEN	18		$5	0	0
IND	04/2021		$107	ZAR	1,594	1	0
	05/2021		66	MXN	1,341	0	0
	02/2022	ZAR	1,657		$107	0	(1)
JPM	04/2021		$120	TRY	894	0	(13)
	04/2021		3	ZAR	45	0	0
	04/2021	ZAR	244		$16	0	0
	05/2021		$9	TRY	70	0	(1)
	06/2021	INR	2,064		$28	0	0
	06/2021		$61	CLP	43,823	0	0
	06/2021		6	TRY	48	0	(1)
	06/2021	ZAR	190		$12	0	0
	12/2021		$27	INR	2,064	0	0
	02/2022	ZAR	47		$3	0	0
MYI	04/2021	AUD	23		18	0	0
	04/2021	MXN	794		38	0	(1)
	04/2021		$50	JPY	5,500	0	0
	04/2021		6	TRY	52	0	0
	05/2021	JPY	5,500		$50	0	0
	05/2021	NOK	610		72	1	0
	05/2021	SEK	565		68	4	0
	05/2021		$55	ZAR	817	0	0
	06/2021	CNH	160		$24	0	0
	06/2021		$52	CLP	37,608	0	0
RBC	05/2021	ZAR	486		$33	0	0
RYL	04/2021		$5	TRY	39	0	0
	04/2021		23	ZAR	341	0	0
	02/2022	ZAR	354		$23	0	0
SCX	04/2021	EUR	1,306		1,586	55	0
	04/2021	JPY	5,500		51	2	0
	04/2021		$4,671	GBP	3,395	10	0
	04/2021		16	TRY	119	0	(1)
	05/2021	CHF	88		$96	3	0
	05/2021	EUR	1,306		1,536	3	0
	05/2021	GBP	3,395		4,671	0	(10)
	05/2021		$31	TRY	225	0	(4)
	06/2021	INR	1,545		$21	0	0
	06/2021	PEN	76		21	0	0
	06/2021		$368	IDR	5,360,479	0	(4)
	06/2021		384	INR	28,672	3	0
	06/2021		9	TRY	67	0	(1)
	06/2021	ZAR	491		$32	0	(1)
	12/2021	PEN	11		3	0	0
	12/2021		$21	INR	1,545	0	0
SSB	04/2021	AUD	2,010		$1,529	2	0
	04/2021	DKK	1,444		228	0	0
	04/2021		$1,078	EUR	919	0	(1)
	04/2021		797	GBP	578	0	0
	04/2021		39	HKD	303	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

04/2021	31	NOK	264	0	0
05/2021	ZAR	1,626	$106	0	(4)
UAG	04/2021	MXN	654	32	0	0
04/2021	$85	RUB	6,395	0	(1)
04/2021	17	TRY	133	0	(1)
04/2021	2	ZAR	37	0	0
04/2021	ZAR	580	$38	0	(1)
05/2021	$59	RUB	4,402	0	(1)
05/2021	36	TRY	263	0	(5)
06/2021	71	RUB	5,336	0	(1)
06/2021	13	TRY	99	0	(1)

Total Forward Foreign Currency Contracts	$265	$(168)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750%	05/19/2021	2,300	$(1)	$(1)
BRC	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	500	(1)	0
CBK	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	900	(1)	0
DUB	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	900	(1)	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	900	(1)	0
GST	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	900	(1)	0
MYC	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	900	(1)	0

$(7)	$(1)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus CNH	CNH	6.380	05/20/2021	52	$(1)	$0
Call - OTC USD versus CNH	6.650	05/20/2021	52	0	0
SCX	Put - OTC USD versus CNH	6.310	04/07/2021	33	0	0
Call - OTC USD versus CNH	6.610	04/07/2021	33	0	0

$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.865%	04/19/2021	100	$0	$0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.145	04/19/2021	100	0	0
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.575	04/26/2021	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.915	04/26/2021	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	04/12/2021	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.770	04/12/2021	500	(2)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	04/12/2021	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.770	04/12/2021	500	(2)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.445	04/12/2021	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.765	04/12/2021	200	(1)	(2)

$(9)	$(10)

Total Written Options	$(17)	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	0.667%	$40	$(1)	$2	$1	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.149	245	(8)	7	0	(1)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.805	300	(5)	(3)	0	(8)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.805	200	(3)	(3)	0	(6)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.762	50	(1)	1	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.492	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	100	(1)	2	1	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.837	200	(36)	36	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.616	400	(12)	4	0	(8)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.596	300	(5)	8	3	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	100	(1)	0	0	(1)
South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.214	100	(5)	5	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.033	100	(1)	1	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	300	(2)	0	0	(2)
South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.053	400	(8)	8	0	0

$(91)	$72	$7	$(26)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$4,000	$(85)	$124	$39	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	1,100	$0	$(2)	$0	$(2)
CBK	Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	500	0	0	0	0
MYC	Pay	3-Month USD-LIBOR	1.150	Semi-Annual	06/08/2026	$500	(1)	(1)	0	(2)

$(1)	$(3)	$0	$(4)

Total Swap Agreements	$(177)	$193	$46	$(30)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$956	$0	$956
United States	0	6,557	0	6,557
Loan Participations and Assignments
Canada	0	4	0	4
Luxembourg	0	41	0	41
United Kingdom	0	0	2	2
United States	0	1,432	4	1,436
Common Stocks
Australia
Consumer Discretionary	0	425	0	425
Consumer Staples	0	450	0	450
Energy	0	92	0	92
Financials	0	1,653	0	1,653
Industrials	0	167	0	167
Materials	0	8,642	0	8,642
Utilities	0	155	0	155
Austria
Materials	0	85	0	85
Belgium
Communication Services	0	162	0	162
Energy	88	0	0	88
Financials	0	178	0	178
Materials	0	82	0	82
Canada
Consumer Discretionary	60	0	0	60
Energy	1,350	0	0	1,350
Financials	567	0	0	567
Cayman Islands
Industrials	0	0	26	26
Denmark
Health Care	0	50	0	50
Finland
Financials	0	121	0	121
Industrials	0	220	0	220
Materials	0	212	0	212
Utilities	0	22	0	22
France
Communication Services	0	166	0	166
Consumer Discretionary	0	896	0	896
Energy	0	4,288	0	4,288
Financials	0	305	0	305
Health Care	0	220	0	220
Industrials	0	340	0	340
Germany
Communication Services	0	205	0	205
Consumer Discretionary	0	270	0	270
Consumer Staples	0	273	0	273
Financials	0	206	0	206
Health Care	0	248	0	248
Industrials	0	785	0	785
Materials	0	2,049	0	2,049
Utilities	0	136	0	136
Hong Kong
Consumer Discretionary	0	62	0	62
Financials	0	22	0	22
Industrials	15	76	0	91
Information Technology	0	66	0	66
Real Estate	0	33	0	33
Israel
Financials	0	18	0	18
Italy
Energy	0	1,068	0	1,068
Financials	0	128	0	128
Utilities	0	301	0	301
Japan
Communication Services	0	2,065	0	2,065
Consumer Discretionary	0	1,235	0	1,235
Consumer Staples	0	2,096	0	2,096
Energy	0	632	0	632
Financials	0	4,821	0	4,821
Health Care	0	449	0	449
Industrials	0	5,245	0	5,245
Information Technology	87	2,823	0	2,910
Materials	0	497	0	497
Real Estate	0	465	0	465
Netherlands
Communication Services	121	64	0	185
Consumer Staples	0	193	0	193
Energy	0	423	0	423
Financials	0	728	0	728
New Zealand
Utilities	0	20	0	20
Norway
Communication Services	0	131	0	131

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Energy	80	356	0	436
Financials	0	41	0	41
Materials	0	84	0	84
Portugal
Utilities	0	33	0	33
Spain
Communication Services	0	2,537	0	2,537
Energy	0	2,811	0	2,811
Financials	0	1,968	0	1,968
Industrials	0	675	0	675
Utilities	0	961	0	961
Sweden
Communication Services	0	46	0	46
Energy	30	0	0	30
Switzerland
Consumer Staples	0	213	0	213
Financials	0	2,097	0	2,097
Health Care	0	1,019	0	1,019
Industrials	0	747	0	747
United Kingdom
Communication Services	0	686	0	686
Consumer Discretionary	0	115	0	115
Consumer Staples	0	2,811	0	2,811
Energy	0	716	0	716
Financials	0	775	0	775
Industrials	0	319	0	319
Materials	99	2,929	0	3,028
Utilities	0	99	0	99
United States
Communication Services	9,437	0	90	9,527
Consumer Discretionary	4,160	0	0	4,160
Consumer Staples	10,585	0	0	10,585
Energy	19,840	0	0	19,840
Financials	5,370	0	0	5,370
Health Care	10,143	0	0	10,143
Industrials	2,080	0	125	2,205
Information Technology	6,146	0	0	6,146
Materials	3,253	0	0	3,253
Utilities	1,263	0	0	1,263
Corporate Bonds & Notes
Brazil
Industrials	0	41	0	41
Utilities	0	418	0	418
Canada
Banking & Finance	0	29	0	29
Industrials	0	58	0	58
Cayman Islands
Banking & Finance	0	1,305	0	1,305
Industrials	0	280	0	280
Utilities	0	47	0	47
Curacao
Industrials	0	2	0	2
France
Banking & Finance	0	216	0	216
Industrials	0	729	0	729
Germany
Banking & Finance	0	163	0	163
Ireland
Industrials	0	547	0	547
Italy
Banking & Finance	0	431	0	431
Jersey, Channel Islands
Industrials	0	416	0	416
Luxembourg
Banking & Finance	0	417	0	417
Industrials	0	230	0	230
Utilities	0	643	0	643
Mexico
Industrials	0	340	0	340
Multinational
Industrials	0	264	0	264
Netherlands
Banking & Finance	0	476	0	476
Industrials	0	46	0	46
Panama
Industrials	0	62	0	62
Peru
Banking & Finance	0	29	0	29
Switzerland
Banking & Finance	0	221	0	221
Turkey
Banking & Finance	0	202	0	202
United Kingdom
Banking & Finance	0	2,804	0	2,804
Industrials	0	357	0	357
United States

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2021 (Unaudited)

Banking & Finance	0	1,215	0	1,215
Industrials	0	3,799	0	3,799
Utilities	0	2,115	0	2,115
Venezuela
Industrials	0	16	0	16
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,787	0	1,787
United States	0	4,388	0	4,388
Municipal Bonds & Notes
California	0	174	0	174
Illinois	0	92	0	92
Puerto Rico	0	277	0	277
Virginia	0	388	0	388
Preferred Stocks
Germany
Industrials	0	156	0	156
Netherlands
Banking & Finance	0	40	0	40
United Kingdom
Banking & Finance	0	288	0	288
United States
Industrials	0	160	0	160
Real Estate Investment Trusts
Australia
Real Estate	0	56	0	56
Canada
Real Estate	147	0	0	147
France
Real Estate	681	157	0	838
Hong Kong
Real Estate	0	56	0	56
Japan
Real Estate	0	94	0	94
United States
Financials	1,724	0	0	1,724
Real Estate	2,711	0	0	2,711
Rights
United States
Information Technology	0	0	1	1
Sovereign Issues
Argentina	0	623	0	623
China	0	481	0	481
Peru	0	465	0	465
Saudi Arabia	0	445	0	445
South Africa	0	839	0	839
Turkey	0	483	0	483
Venezuela	0	5	0	5
U.S. Government Agencies
United States	0	19,770	0	19,770
U.S. Treasury Obligations
United States	0	5,210	0	5,210
Short-Term Instruments
Short-Term Notes	0	12	0	12
Argentina Treasury Bills	0	44	0	44

	$80,037	$132,200	$248	$212,485
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,442	$0	$0	$6,442

Total Investments	$86,479	$132,200	$248	$218,927

Short Sales, at Value - Liabilities
U.S. Government Agencies
United States	$0	$(1,699)	$0	$(1,699)

	$0	$(1,699)	$0	$(1,699)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	58	0	83
Over the counter	0	311	0	311

	$25	$369	$0	$394
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(30)	0	(61)
Over the counter	0	(209)	0	(209)

	$(31)	$(239)	$0	$(270)

Total Financial Derivative Instruments	$(6)	$130	$0	$124

Totals	$86,473	$130,631	$248	$217,352

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤

COMMON STOCKS 95.3%
AUSTRALIA 0.0%
MATERIALS 0.0%
MMG Ltd. (a)	1,328,000	$746

Total Australia		746

BRAZIL 3.9%
COMMUNICATION SERVICES 0.4%
Telefonica Brasil S.A.	820,100	6,445
TIM S.A.	415,900	936

		7,381

CONSUMER STAPLES 0.2%
Ambev S.A.	357,400	971
BRF S.A. (a)	274,500	1,230
JBS S.A.	368,400	1,982

		4,183

ENERGY 0.6%
Cosan S.A.	28,700	466
Ultrapar Participacoes S.A.	2,711,800	10,219

		10,685

FINANCIALS 1.1%
Banco BTG Pactual S.A.	13,800	238
Banco do Brasil S.A.	3,157,100	17,079
Banco Santander Brasil S.A.	68,900	485
Porto Seguro S.A.	190,300	1,588

		19,390

HEALTH CARE 0.1%
Hypera S.A.	204,800	1,165

INDUSTRIALS 0.1%
CCR S.A.	135,600	311
Embraer S.A. (a)	159,200	397

		708

INFORMATION TECHNOLOGY 0.4%
Cielo S.A.	11,313,500	7,477

MATERIALS 0.9%
Cia Siderurgica Nacional S.A.	263,449	1,774
Nexa Resources S.A.	44,840	459
Vale S.A.	819,039	14,256

		16,489

UTILITIES 0.1%
Centrais Eletricas Brasileiras S.A.	42,200	257
Cia de Saneamento Basico do Estado de Sao Paulo	118,700	869
Cia de Saneamento de Minas Gerais-COPASA	66,300	178

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

EDP - Energias do Brasil S.A.	110,300	387

		1,691

Total Brazil		69,169

CHILE 0.6%
CONSUMER DISCRETIONARY 0.0%
Falabella S.A.	119,991	545

CONSUMER STAPLES 0.2%
Cencosud S.A.	1,278,381	2,733
Cia Cervecerias Unidas S.A.	28,720	252

		2,985

FINANCIALS 0.1%
Banco de Chile	4,349,696	513
Banco Santander Chile	9,424,420	588
Itau CorpBanca Chile S.A. (a)	58,294,543	223

		1,324

MATERIALS 0.1%
CAP S.A.	152,815	2,474

UTILITIES 0.2%
AES Gener S.A.	7,046,164	1,194
Aguas Andinas S.A. 'A'	873,783	270
Colbun S.A.	3,493,187	679
Enel Americas S.A.	8,196,760	1,368
Engie Energia Chile S.A.	543,813	619

		4,130

Total Chile		11,458

CHINA 15.6%
CONSUMER DISCRETIONARY 0.9%
BAIC Motor Corp. Ltd. 'H'	3,693,000	1,187
China Yongda Automobiles Services Holdings Ltd.	1,485,000	2,719
Dongfeng Motor Group Co. Ltd. 'H'	1,494,000	1,394
GOME Retail Holdings Ltd. (a)(c)	19,443,000	3,612
Great Wall Motor Co. Ltd. 'H'	1,202,500	3,362
Hisense Home Appliances Group Co. Ltd.	168,000	282
Vipshop Holdings Ltd. ADR (a)	120,500	3,598

		16,154

CONSUMER STAPLES 0.1%
Tingyi Cayman Islands Holding Corp.	726,000	1,335
Want Want China Holdings Ltd.	201,000	151

		1,486

ENERGY 1.8%
China Petroleum & Chemical Corp. 'H'	49,190,400	26,060
China Shenhua Energy Co. Ltd. 'H'	2,580,000	5,334
PetroChina Co. Ltd. 'H'	4,316,000	1,565

		32,959

FINANCIALS 7.3%
Bank of China Ltd. 'H'	66,477,000	25,357
Bank of Communications Co. Ltd. 'H'	10,347,000	6,598
China Cinda Asset Management Co. Ltd. 'H'	16,384,000	3,418
China Construction Bank Corp. 'H'	65,733,000	55,407
China Everbright Bank Co. Ltd. 'H'	2,209,000	965
China Huarong Asset Management Co. Ltd. 'H'	19,152,000	2,519
China Minsheng Banking Corp. Ltd. 'H'	9,087,420	5,276
Chongqing Rural Commercial Bank Co. Ltd. 'H'	3,574,000	1,542
Industrial & Commercial Bank of China Ltd. 'H'	37,876,000	27,244
PICC Property & Casualty Co. Ltd. 'H'	1,924,000	1,674

		130,000

HEALTH CARE 0.2%
China Resources Pharmaceutical Group Ltd.	3,403,000	2,125

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Sinopharm Group Co. Ltd. 'H'	400,000	969

		3,094

INDUSTRIALS 0.9%
Air China Ltd. 'H'	1,008,000	876
Beijing Capital International Airport Co. Ltd. 'H'	292,000	228
China Communications Services Corp. Ltd. 'H'	2,410,000	1,086
China Eastern Airlines Corp. Ltd. 'H'	686,000	324
China Lesso Group Holdings Ltd. 'L'	1,019,000	2,203
China Machinery Engineering Corp. 'H'	349,000	156
China Railway Group Ltd. 'H'	339,000	180
CITIC Ltd.	6,378,000	6,059
Metallurgical Corp. of China Ltd.	2,319,000	603
Shenzhen Expressway Co. Ltd. 'H'	148,000	160
Sinopec Engineering Group Co. Ltd. 'H'	1,686,500	933
Sinotruk Hong Kong Ltd.	529,000	1,593
Weichai Power Co. Ltd. 'H'	432,000	1,084
Yangzijiang Shipbuilding Holdings Ltd.	315,600	301
Zall Smart Commerce Group Ltd. (a)(c)	3,141,000	238
Zhejiang Expressway Co. Ltd. 'H'	792,000	703

		16,727

INFORMATION TECHNOLOGY 2.5%
AAC Technologies Holdings, Inc.	488,500	2,487
BYD Electronic International Co. Ltd. (c)	926,000	5,459
FIH Mobile Ltd. (a)(c)	8,371,000	1,186
Lenovo Group Ltd.	24,772,000	35,354

		44,486

MATERIALS 0.9%
Angang Steel Co. Ltd. 'H'	7,218,000	3,611
China BlueChemical Ltd. 'H'	818,000	198
China Hongqiao Group Ltd.	1,095,500	1,465
China National Building Material Co. Ltd. 'H'	6,517,400	9,442
China Oriental Group Co. Ltd.	1,786,000	543
China Zhongwang Holdings Ltd. (a)	485,600	119

		15,378

REAL ESTATE 0.9%
Beijing North Star Co. Ltd. 'H'	1,142,000	213
China Evergrande Group	1,923,000	3,671
China Vanke Co. Ltd. 'H'	146,500	576
Greentown China Holdings Ltd.	463,500	600
Guangzhou R&F Properties Co. Ltd. 'H'	2,121,400	2,802
Kaisa Group Holdings Ltd.	2,273,000	1,127
KWG Living Group Holdings Ltd. (a)	535,250	550
KWG Property Holding Ltd.	1,394,500	2,398
Powerlong Real Estate Holdings Ltd.	1,700,000	1,695
Shui On Land Ltd.	5,639,000	863
Sino-Ocean Group Holding Ltd.	3,994,500	890
SOHO China Ltd.	2,349,500	720

		16,105

UTILITIES 0.1%
China Longyuan Power Group Corp. Ltd. 'H'	871,000	1,190

Total China		277,579

GREECE 0.8%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	97,293	1,561

CONSUMER DISCRETIONARY 0.1%
OPAP S.A.	62,440	843

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries S.A.	28,306	447

FINANCIALS 0.3%
Alpha Bank AE (a)(c)	2,802,736	3,015
National Bank of Greece S.A. (a)	845,092	2,461

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Piraeus Financial Holdings S.A. (a)(c)	1,177,767	604

		6,080

UTILITIES 0.3%
Public Power Corp. S.A. (a)	508,101	5,421

Total Greece		14,352

HONG KONG 1.3%
FINANCIALS 0.3%
China Everbright Ltd.	1,556,000	2,033
China Taiping Insurance Holdings Co. Ltd.	1,422,600	2,909

		4,942

INDUSTRIALS 0.1%
China Merchants Port Holdings Co. Ltd.	248,000	381
COSCO SHIPPING Ports Ltd.	980,000	715
Shanghai Industrial Holdings Ltd.	952,000	1,423

		2,519

MATERIALS 0.1%
China Resources Cement Holdings Ltd.	702,000	792

REAL ESTATE 0.5%
China Overseas Land & Investment Ltd.	1,054,000	2,755
China Resources Land Ltd.	566,000	2,758
Poly Property Group Co. Ltd.	2,980,000	880
Shenzhen Investment Ltd.	3,208,000	1,116
Yuexiu Property Co. Ltd.	8,552,000	1,941

		9,450

UTILITIES 0.3%
Beijing Enterprises Holdings Ltd.	127,000	450
China Resources Power Holdings Co. Ltd.	4,112,000	5,481
Kunlun Energy Co. Ltd.	126,000	133

		6,064

Total Hong Kong		23,767

INDIA 17.3%
COMMUNICATION SERVICES 0.2%
Indus Towers Ltd.	214,080	720
Vodafone Idea Ltd. (a)	13,328,486	1,696

		2,416

CONSUMER DISCRETIONARY 5.5%
Bosch Ltd.	5,540	1,070
Hero MotoCorp Ltd.	181,719	7,266
Mahindra & Mahindra Ltd.	114,610	1,253
Motherson Sumi Systems Ltd. (a)	862,184	2,389
Tata Motors Ltd. (a)	20,446,835	84,975

		96,953

ENERGY 2.7%
Bharat Petroleum Corp. Ltd.	2,198,543	12,917
Coal India Ltd.	2,830,740	5,063
Hindustan Petroleum Corp. Ltd.	849,550	2,731
Indian Oil Corp. Ltd.	8,002,046	10,079
Mangalore Refinery & Petrochemicals Ltd. (a)	227,950	122
Oil & Natural Gas Corp. Ltd.	9,643,396	13,518
Oil India Ltd.	1,100,143	1,854
Petronet LNG Ltd.	457,675	1,408

		47,692

FINANCIALS 2.0%
Axis Bank Ltd.	35,720	343
Bank of Baroda (a)	1,363,947	1,387
Bank of India (a)	503,099	469
Canara Bank (a)	802,418	1,677
General Insurance Corp. of India (a)	39,714	109
ICICI Bank Ltd.	211,640	1,693
IDFC Ltd. (a)	5,257,428	3,418
Indiabulls Housing Finance Ltd. 'L'	4,227,642	11,441

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Power Finance Corp. Ltd.	2,274,909	3,548
Punjab National Bank (a)	1,434,096	722
REC Ltd.	2,049,327	3,691
Shriram Transport Finance Co. Ltd.	106,494	2,085
State Bank of India (a)	779,228	3,903
Union Bank of India (a)	1,847,399	863
Yes Bank Ltd. «(a)	3,406,176	581

		35,930

HEALTH CARE 0.4%
Dr Reddy's Laboratories Ltd.	66,955	4,142
Sun Pharmaceutical Industries Ltd.	385,914	3,160

		7,302

INDUSTRIALS 0.3%
Bharat Electronics Ltd.	744,294	1,277
Bharat Heavy Electricals Ltd.	6,971,606	4,670

		5,947

INFORMATION TECHNOLOGY 0.3%
HCL Technologies Ltd.	24,972	337
Infosys Ltd.	119,640	2,245
Oracle Financial Services Software Ltd.	9,560	418
Redington India Ltd. (a)	367,072	960
Wipro Ltd.	186,292	1,057

		5,017

MATERIALS 5.7%
Grasim Industries Ltd.	17,949	357
Hindalco Industries Ltd.	2,293,065	10,315
Hindustan Zinc Ltd.	262,558	982
Jindal Steel & Power Ltd. (a)	2,659,228	12,560
JSW Steel Ltd.	1,056,501	6,803
National Aluminium Co. Ltd.	11,109,125	8,255
NMDC Ltd.	2,056,221	3,824
Steel Authority of India Ltd.	4,872,372	5,277
Tata Chemicals Ltd.	120,725	1,246
Tata Steel Ltd.	2,020,460	22,541
Vedanta Ltd.	9,335,500	29,324

		101,484

UTILITIES 0.2%
GAIL India Ltd.	95,457	177
NHPC Ltd.	784,142	263
Tata Power Co. Ltd.	2,531,215	3,590

		4,030

Total India		306,771

INDONESIA 0.6%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk PT	10,958,100	2,587

CONSUMER STAPLES 0.0%
Hanjaya Mandala Sampoerna Tbk PT	4,767,600	453

ENERGY 0.2%
Adaro Energy Tbk PT	17,697,500	1,435
Indo Tambangraya Megah Tbk PT	2,213,100	1,745

		3,180

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	4,037,900	436

MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk PT	685,100	578
Semen Indonesia Persero Tbk PT	406,300	292

		870

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT	29,092,000	2,642

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Total Indonesia		10,168

MALAYSIA 1.0%
COMMUNICATION SERVICES 0.2%
Telekom Malaysia Bhd.	2,267,100	3,353

CONSUMER DISCRETIONARY 0.1%
Genting Bhd.	1,956,100	2,375

FINANCIALS 0.3%
AMMB Holdings Bhd.	371,100	262
CIMB Group Holdings Bhd.	1,002,100	1,050
Hong Leong Financial Group Bhd.	108,200	455
Malayan Banking Bhd.	1,241,900	2,472
Public Bank Bhd.	752,600	763
RHB Bank Bhd.	823,900	1,068

		6,070

INDUSTRIALS 0.3%
AirAsia Group Bhd. (a)	19,104,900	4,527
IJM Corp. Bhd.	548,000	224

		4,751

UTILITIES 0.1%
Tenaga Nasional Bhd.	587,900	1,436
YTL Corp. Bhd.	695,433	113
YTL Power International Bhd.	2,133,596	376

		1,925

Total Malaysia		18,474

MEXICO 5.3%
COMMUNICATION SERVICES 1.6%
America Movil S.A.B. de C.V.	34,627,080	23,650
Grupo Televisa S.A.B.	2,237,710	3,983

		27,633

CONSUMER DISCRETIONARY 0.0%
Controladora Nemak S.A.B. de C.V. (a)	2,358,100	296

CONSUMER STAPLES 0.5%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	23,927	1,105
Gruma S.A.B. de C.V. 'B'	183,160	2,163
Grupo Bimbo S.A.B. de C.V. 'A'	1,050,000	2,204
Grupo Lala S.A.B. de C.V.	337,400	225
Industrias Bachoco S.A.B. de C.V.	74,100	247
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	368,400	630
Wal-Mart de Mexico S.A.B. de C.V.	498,400	1,572

		8,146

FINANCIALS 0.1%
Grupo Financiero Inbursa S.A.B. de C.V. 'O' (a)	1,496,100	1,359

INDUSTRIALS 0.1%
Alfa S.A.B. de C.V. 'A'	4,701,000	2,714

MATERIALS 3.0%
Cemex S.A.B. de C.V.	41,960,730	29,603
Cemex S.A.B. de C.V. SP - ADR	1,276,847	8,900
Grupo Mexico S.A.B. de C.V. 'B'	2,257,000	11,866
Industrias Penoles S.A.B. de C.V. (a)	86,035	1,110
Orbia Advance Corp. S.A.B. de C.V.	912,500	2,436

		53,915

Total Mexico		94,063

PHILIPPINES 0.4%
COMMUNICATION SERVICES 0.3%
Globe Telecom, Inc.	17,740	688

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

PLDT, Inc.	160,625	4,063

		4,751

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	4,620,200	1,016
DMCI Holdings, Inc.	3,187,700	366
International Container Terminal Services, Inc.	87,650	219

		1,601

UTILITIES 0.0%
Aboitiz Power Corp.	432,000	209
First Gen Corp.	663,500	412
Manila Electric Co.	18,450	103

		724

Total Philippines		7,076

POLAND 1.1%
COMMUNICATION SERVICES 0.1%
Orange Polska S.A. (a)	527,723	879

ENERGY 0.1%
Polski Koncern Naftowy ORLEN S.A.	43,159	692
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,134,181	1,725

		2,417

FINANCIALS 0.4%
Bank Handlowy w Warszawie S.A. (a)	21,749	216
Bank Polska Kasa Opieki S.A.	250,298	4,466
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	106,757	883
Powszechny Zaklad Ubezpieczen S.A.	87,386	753

		6,318

INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	28,770	492

MATERIALS 0.3%
Jastrzebska Spolka Weglowa S.A. (a)(c)	398,988	2,984
KGHM Polska Miedz S.A. (a)	37,719	1,812

		4,796

UTILITIES 0.2%
PGE Polska Grupa Energetyczna S.A. (a)	1,287,449	2,213
Tauron Polska Energia S.A. (a)	2,883,809	1,891

		4,104

Total Poland		19,006

RUSSIA 6.2%
COMMUNICATION SERVICES 0.9%
Mobile TeleSystems PJSC (c)	1,758,690	7,355
Rostelecom PJSC (c)	1,052,930	1,500
Sistema PJSC FC	15,299,160	6,932

		15,787

CONSUMER STAPLES 0.5%
Magnit PJSC	117,567	8,298

ENERGY 0.7%
LUKOIL PJSC	87,430	7,067
Lukoil PJSC SP - ADR	77,777	6,285

		13,352

FINANCIALS 0.2%
Sberbank of Russia PJSC	985,470	3,781
VTB Bank PJSC	836,910,000	472

		4,253

INDUSTRIALS 0.0%
Globaltrans Investment PLC GDR	54,260	362

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

MATERIALS 3.2%
Alrosa PJSC	6,954,060	9,732
Magnitogorsk Iron & Steel Works PJSC	9,312,370	7,436
MMC Norilsk Nickel PJSC	20,012	6,281
MMC Norilsk Nickel PJSC ADR	68,770	2,143
Novolipetsk Steel PJSC	4,369,830	13,963
PhosAgro PJSC	5,385	289
PhosAgro PJSC GDR	45,620	795
Severstal PAO (c)	30,109	607
Severstal PAO	776,915	15,813

		57,059

REAL ESTATE 0.1%
LSR Group PJSC	83,729	914

UTILITIES 0.6%
Federal Grid Co. Unified Energy System PJSC (c)	615,410,000	1,767
Inter RAO UES PJSC	13,604,600	922
OGK-2 PJSC	128,193,000	1,336
Rosseti PJSC	107,205,012	2,143
RusHydro PJSC	341,934,000	3,683
Unipro PJSC (c)	27,971,000	1,091

		10,942

Total Russia		110,967

SOUTH AFRICA 4.0%
COMMUNICATION SERVICES 0.9%
MTN Group Ltd.	1,967,557	11,556
Telkom S.A. SOC Ltd.	1,171,002	3,357
Vodacom Group Ltd.	87,538	749

		15,662

CONSUMER DISCRETIONARY 0.4%
Motus Holdings Ltd.	324,103	1,890
Pepkor Holdings Ltd. (a)	175,967	193
Truworths International Ltd. (c)	928,874	3,011
Woolworths Holdings Ltd.	624,994	2,093

		7,187

CONSUMER STAPLES 0.3%
Shoprite Holdings Ltd.	296,568	3,155
Tiger Brands Ltd.	198,366	2,831

		5,986

ENERGY 0.1%
Exxaro Resources Ltd.	59,175	697

FINANCIALS 1.0%
Absa Group Ltd.	386,023	3,298
African Phoenix Investments Ltd. «(a)	90,857	0
FirstRand Ltd. (c)	652,310	2,280
Liberty Holdings Ltd.	183,615	732
Momentum Metropolitan Holdings	2,401,365	2,832
Nedbank Group Ltd.	351,584	3,333
Sanlam Ltd.	79,485	321
Standard Bank Group Ltd.	653,525	5,548

		18,344

HEALTH CARE 0.2%
Netcare Ltd.	3,835,242	3,703

INDUSTRIALS 0.1%
Barloworld Ltd.	377,615	2,309

MATERIALS 1.0%
AngloGold Ashanti Ltd.	30,250	658
Gold Fields Ltd.	353,930	3,327
Gold Fields Ltd. SP - ADR	447,166	4,244
Kumba Iron Ore Ltd.	64,886	2,672
Sappi Ltd.	588,637	1,830

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Sasol Ltd. (a)	281,788	4,072

		16,803

Total South Africa		70,691

SOUTH KOREA 17.2%
COMMUNICATION SERVICES 0.7%
KT Corp.	174,388	4,361
KT Corp. SP - ADR	544,912	6,779
LG Uplus Corp.	89,083	966

		12,106

CONSUMER DISCRETIONARY 5.6%
Hankook Tire & Technology Co. Ltd.	67,484	2,937
Hyundai Department Store Co. Ltd.	28,789	2,318
Hyundai Mobis Co. Ltd.	17,707	4,593
Hyundai Motor Co.	153,854	29,818
Hyundai Wia Corp.	14,132	969
Kia Motors Corp.	447,704	32,908
LG Electronics, Inc.	123,160	16,442
LOTTE Himart Co. Ltd.	90,376	3,351
Lotte Shopping Co. Ltd.	43,304	4,844
Mando Corp.	23,644	1,383

		99,563

CONSUMER STAPLES 0.4%
Amorepacific Corp.	20,741	1,194
E-MART, Inc.	32,667	4,966
KT&G Corp.	20,911	1,506

		7,666

ENERGY 0.2%
GS Holdings Corp.	79,221	2,749
SK Gas Ltd.	2,968	280
SK Innovation Co. Ltd.	2,844	554

		3,583

FINANCIALS 1.5%
BNK Financial Group, Inc.	463,699	2,784
DB Insurance Co. Ltd.	58,997	2,467
Hanwha Life Insurance Co. Ltd.	1,521,079	4,309
Hyundai Marine & Fire Insurance Co. Ltd.	98,476	2,134
KB Financial Group, Inc.	77,020	3,796
Samsung Card Co. Ltd.	44,148	1,345
Samsung Fire & Marine Insurance Co. Ltd.	12,022	2,020
Samsung Life Insurance Co. Ltd.	104,759	7,242

		26,097

INDUSTRIALS 2.7%
CJ Corp.	33,546	2,798
Daelim Industrial Co. Ltd.	4,436	345
DL E&C Co. Ltd. (a)	6,286	669
Doosan Bobcat, Inc.	6,225	232
Doosan Co. Ltd.	30,939	1,370
Doosan Heavy Industries & Construction Co. Ltd. (a)	936,426	10,833
Doosan Infracore Co. Ltd. (a)	447,226	4,511
Hanwha Corp.	236,885	6,709
Hyundai Engineering & Construction Co. Ltd.	153,459	6,000
Hyundai Glovis Co. Ltd.	984	164
KCC Corp.	2,823	595
LG International Corp.	224,063	6,336
LS Corp.	38,859	2,363
Samsung C&T Corp.	19,324	2,137
SK Networks Co. Ltd.	460,986	2,302

		47,364

INFORMATION TECHNOLOGY 3.2%
LG Display Co. Ltd.	747,184	15,137
Samsung Electronics Co. Ltd.	543,152	39,294
SK Hynix, Inc.	23,182	2,737

		57,168

MATERIALS 2.2%
Dongkuk Steel Mill Co. Ltd.	152,067	1,841
Hyundai Steel Co.	145,941	6,227
Kolon Industries, Inc.	34,933	1,856

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Korea Petrochemical Ind Co. Ltd.	31,472	9,102
Lotte Chemical Corp.	9,355	2,499
OCI Co. Ltd.	2,855	310
POSCO	57,774	16,371
Taekwang Industrial Co. Ltd.	240	195

		38,401

UTILITIES 0.7%
Korea Electric Power Corp.	622,807	12,777

Total South Korea		304,725

TAIWAN 15.7%
COMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.	464,000	1,815
Far EasTone Telecommunications Co. Ltd.	264,000	593

		2,408

CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	728,000	1,234
Formosa Taffeta Co. Ltd.	368,000	398
Pou Chen Corp.	2,657,000	3,084

		4,716

CONSUMER STAPLES 0.1%
Uni-President Enterprises Corp.	824,640	2,118

FINANCIALS 1.0%
Cathay Financial Holding Co. Ltd.	2,961,581	4,987
CTBC Financial Holding Co. Ltd.	2,871,000	2,228
Fubon Financial Holding Co. Ltd.	2,564,000	5,117
SinoPac Financial Holdings Co. Ltd.	4,489,494	2,028
Yuanta Financial Holding Co. Ltd.	3,333,360	2,633

		16,993

INDUSTRIALS 0.3%
China Airlines Ltd.	4,762,000	2,549
Eva Airways Corp.	2,120,686	1,169
Walsin Lihwa Corp.	2,778,000	1,855

		5,573

INFORMATION TECHNOLOGY 13.8%
Acer, Inc.	7,748,000	8,574
Asustek Computer, Inc.	1,998,000	26,213
AU Optronics Corp. (a)	48,016,000	35,821
Catcher Technology Co. Ltd.	38,000	282
Compal Electronics, Inc.	9,755,000	9,159
Delta Electronics, Inc.	314,000	3,202
Foxconn Technology Co. Ltd.	671,000	1,723
Hon Hai Precision Industry Co. Ltd.	5,425,316	23,799
Innolux Corp.	34,496,000	25,745
Inventec Corp.	8,082,000	7,662
Lite-On Technology Corp.	1,827,035	4,052
MediaTek, Inc.	262,000	9,012
Novatek Microelectronics Corp.	180,000	3,667
Pegatron Corp.	3,615,000	9,430
Powertech Technology, Inc.	748,000	2,776
Quanta Computer, Inc.	1,653,000	5,701
Synnex Technology International Corp.	558,650	1,071
Taiwan Semiconductor Manufacturing Co. Ltd.	1,052,195	22,158
United Microelectronics Corp.	20,207,000	36,245
Wistron Corp.	3,714,515	4,380
WPG Holdings Ltd.	1,424,320	2,443
Zhen Ding Technology Holding Ltd.	221,000	938

		244,053

MATERIALS 0.1%
China Steel Corp.	2,287,000	2,081

Total Taiwan		277,942

THAILAND 2.9%
COMMUNICATION SERVICES 0.0%
Advanced Info Service PCL	116,200	646

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Total Access Communication PCL	224,500	236

		882

CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	905,200	856
Thai Union Group PCL 'F'	1,466,500	691

		1,547

ENERGY 1.0%
Bangchak Corp. PCL (c)	808,100	667
Banpu PCL (c)	8,365,500	3,388
Esso Thailand PCL (a)	1,600,300	428
IRPC PCL (c)	28,712,900	3,431
PTT Exploration & Production PCL	184,000	672
PTT PCL	2,238,400	2,941
Star Petroleum Refining PCL	21,698,900	6,255
Thai Oil PCL	121,000	236

		18,018

FINANCIALS 1.2%
Bangkok Bank PCL	669,700	2,707
Kasikornbank PCL	872,600	4,058
Krung Thai Bank PCL	10,462,075	4,092
Siam Commercial Bank PCL	1,569,600	5,607
Thanachart Capital PCL	2,678,104	3,261
TMB Bank PCL (c)	19,313,700	763

		20,488

INDUSTRIALS 0.4%
Delta Electronics Thailand PCL (c)	767,497	7,122

MATERIALS 0.2%
PTT Global Chemical PCL	912,800	1,839
Siam Cement PCL	164,300	2,102

		3,941

Total Thailand		51,998

TURKEY 1.3%
COMMUNICATION SERVICES 0.1%
Turkcell Iletisim Hizmetleri A/S	646,892	1,182

CONSUMER DISCRETIONARY 0.2%
Arcelik A/S (c)	240,520	978
Tofas Turk Otomobil Fabrikasi A/S	534,601	2,149

		3,127

ENERGY 0.1%
Turkiye Petrol Rafinerileri A/S	84,182	917

FINANCIALS 0.8%
Akbank T.A.S.	3,864,154	2,205
Haci Omer Sabanci Holding A/S (c)	5,255,622	5,490
Turkiye Garanti Bankasi A/S (a)(c)	3,392,960	2,749
Turkiye Halk Bankasi A/S (a)(c)	2,971,250	1,556
Turkiye Is Bankasi 'C' (a)	3,082,680	1,804
Yapi ve Kredi Bankasi A/S (a)(c)	3,730,202	997

		14,801

INDUSTRIALS 0.0%
TAV Havalimanlari Holding A/S (c)	92,881	230

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	1,045,853	1,937

Total Turkey		22,194

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Nexteer Automotive Group Ltd.	1,221,000	1,509

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Total United States		1,509

Total Common Stocks (Cost $1,153,194)		1,692,655

PREFERRED STOCKS 4.8%
BRAZIL 4.6%
BANKING & FINANCE 2.7%
Banco Bradesco S.A.	8,704,101	41,397
Banco do Estado do Rio Grande do Sul S.A.	1,005,300	2,150
Itau Unibanco Holding S.A.	798,289	3,967

		47,514

INDUSTRIALS 1.1%
Braskem S.A.	1,236,400	8,719
Gerdau S.A.	957,538	5,141
Metalurgica Gerdau S.A.	2,508,900	5,977

		19,837

UTILITIES 0.8%
Cia de Transmissao de Energia Eletrica Paulista	46,300	208
Cia Energetica de Minas Gerais	2,954,886	6,840
Cia Energetica de Sao Paulo	397,200	1,987
Cia Paranaense de Energia	3,046,000	3,859
Petroleo Brasileiro S.A.	251,700	1,078

		13,972

Total Brazil		81,323

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina S.A.	199,085	527
Sociedad Quimica y Minera de Chile S.A.	27,750	1,480

		2,007

Total Chile		2,007

RUSSIA 0.1%
UTILITIES 0.1%
Bashneft PJSC (c)	43,753	752
Transneft PJSC	741	1,436

		2,188

Total Russia		2,188

Total Preferred Stocks (Cost $68,757)		85,518

REAL ESTATE INVESTMENT TRUSTS 0.4%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion S.A. de C.V.	389,100	455

Total Mexico		455

SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd. (c)	401,032	359
Resilient REIT Ltd.	2,546	8

		367

Total South Africa		367

TURKEY 0.4%
REAL ESTATE 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	27,473,039	6,394

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Total Turkey		6,394

Total Real Estate Investment Trusts (Cost $6,991)		7,216

RIGHTS 0.0%
CHILE 0.0%
INDUSTRIALS 0.0%
Sociedad Quimica y Minera de Chile S.A.	5,173	21

Total Rights (Cost $0)		21

WARRANTS 0.1%
UNITED KINGDOM 0.1%
FINANCIALS 0.1%
HSBC Bank PLC - Exp. 10/04/2021	21,740	251
HSBC Bank PLC - Exp. 11/09/2021	95,020	749
HSBC Bank PLC - Exp. 12/06/2021	67,450	584

		1,584

Total Warrants (Cost $1,410)		1,584

Total Investments in Securities (Cost $1,230,352)		1,786,994

INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 2.4%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	41,998,135	41,998

Total Short-Term Instruments (Cost $41,998)		41,998

Total Investments in Affiliates (Cost $41,998)		41,998

Total Investments 103.0% (Cost $1,272,350)		$1,828,992
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(1)
Other Assets and Liabilities, net (3.0)%		(52,791)

Net Assets 100.0%		$1,776,200

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $43,051 were out on loan in exchange for $47,317 of cash collateral as of March 31, 2021.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
				Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability

SSB	04/2021	EUR	143	$168	$0	$0
	04/2021	HKD	19,543	2,514	0	0
	04/2021	ZAR	5,424	366	0	(1)

Total Forward Foreign Currency Contracts					$0	$(1)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Australia
	Materials		$0	$746	$0	$746
Brazil
	Communication Services		7,381	0	0	7,381
	Consumer Staples		4,183	0	0	4,183
	Energy		10,685	0	0	10,685
	Financials		19,390	0	0	19,390
	Health Care		1,165	0	0	1,165
	Industrials		708	0	0	708
	Information Technology		7,477	0	0	7,477
	Materials		16,489	0	0	16,489
	Utilities		1,691	0	0	1,691
Chile
	Consumer Discretionary		0	545	0	545
	Consumer Staples		252	2,733	0	2,985
	Financials		0	1,324	0	1,324
	Materials		0	2,474	0	2,474
	Utilities		619	3,511	0	4,130
China
	Consumer Discretionary		3,598	12,556	0	16,154
	Consumer Staples		0	1,486	0	1,486
	Energy		0	32,959	0	32,959
	Financials		0	130,000	0	130,000
	Health Care		0	3,094	0	3,094
	Industrials		238	16,489	0	16,727
	Information Technology		0	44,486	0	44,486
	Materials		0	15,378	0	15,378
	Real Estate		0	16,105	0	16,105
	Utilities		0	1,190	0	1,190
Greece
	Communication Services		0	1,561	0	1,561
	Consumer Discretionary		0	843	0	843
	Energy		0	447	0	447
	Financials		0	6,080	0	6,080
	Utilities		0	5,421	0	5,421
Hong Kong
	Financials		0	4,942	0	4,942
	Industrials		0	2,519	0	2,519
	Materials		0	792	0	792
	Real Estate		0	9,450	0	9,450
	Utilities		0	6,064	0	6,064
India
	Communication Services		0	2,416	0	2,416
	Consumer Discretionary		0	96,953	0	96,953
	Energy		0	47,692	0	47,692
	Financials		0	35,349	581	35,930

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

Health Care	0	7,302	0	7,302
Industrials	0	5,947	0	5,947
Information Technology	418	4,599	0	5,017
Materials	0	101,484	0	101,484
Utilities	0	4,030	0	4,030
Indonesia
Communication Services	0	2,587	0	2,587
Consumer Staples	0	453	0	453
Energy	0	3,180	0	3,180
Health Care	0	436	0	436
Materials	0	870	0	870
Utilities	0	2,642	0	2,642
Malaysia
Communication Services	0	3,353	0	3,353
Consumer Discretionary	0	2,375	0	2,375
Financials	0	6,070	0	6,070
Industrials	0	4,751	0	4,751
Utilities	376	1,549	0	1,925
Mexico
Communication Services	27,633	0	0	27,633
Consumer Discretionary	296	0	0	296
Consumer Staples	8,146	0	0	8,146
Financials	1,359	0	0	1,359
Industrials	2,714	0	0	2,714
Materials	53,915	0	0	53,915
Philippines
Communication Services	0	4,751	0	4,751
Industrials	0	1,601	0	1,601
Utilities	621	103	0	724
Poland
Communication Services	0	879	0	879
Energy	0	2,417	0	2,417
Financials	0	6,318	0	6,318
Information Technology	0	492	0	492
Materials	0	4,796	0	4,796
Utilities	0	4,104	0	4,104
Russia
Communication Services	0	15,787	0	15,787
Consumer Staples	0	8,298	0	8,298
Energy	6,285	7,067	0	13,352
Financials	0	4,253	0	4,253
Industrials	362	0	0	362
Materials	795	56,264	0	57,059
Real Estate	0	914	0	914
Utilities	0	10,942	0	10,942
South Africa
Communication Services	0	15,662	0	15,662
Consumer Discretionary	4,901	2,286	0	7,187
Consumer Staples	0	5,986	0	5,986
Energy	697	0	0	697
Financials	2,832	15,512	0	18,344
Health Care	3,703	0	0	3,703
Industrials	2,309	0	0	2,309
Materials	4,244	12,559	0	16,803
South Korea
Communication Services	6,779	5,327	0	12,106
Consumer Discretionary	0	99,563	0	99,563
Consumer Staples	0	7,666	0	7,666
Energy	0	3,583	0	3,583
Financials	0	26,097	0	26,097
Industrials	669	46,695	0	47,364
Information Technology	39,294	17,874	0	57,168
Materials	0	38,401	0	38,401
Utilities	0	12,777	0	12,777
Taiwan
Communication Services	593	1,815	0	2,408
Consumer Discretionary	0	4,716	0	4,716
Consumer Staples	0	2,118	0	2,118
Financials	0	16,993	0	16,993
Industrials	0	5,573	0	5,573
Information Technology	71,082	172,971	0	244,053
Materials	0	2,081	0	2,081
Thailand
Communication Services	0	882	0	882
Consumer Staples	0	1,547	0	1,547
Energy	0	18,018	0	18,018
Financials	0	20,488	0	20,488
Industrials	7,122	0	0	7,122
Materials	0	3,941	0	3,941
Turkey
Communication Services	0	1,182	0	1,182
Consumer Discretionary	0	3,127	0	3,127
Energy	917	0	0	917
Financials	2,749	12,052	0	14,801
Industrials	0	230	0	230
Materials	0	1,937	0	1,937

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2021 (Unaudited)

United States
Consumer Discretionary	0	1,509	0	1,509
Preferred Stocks
Brazil
Banking & Finance	47,514	0	0	47,514
Industrials	19,837	0	0	19,837
Utilities	13,972	0	0	13,972
Chile
Industrials	0	2,007	0	2,007
Russia
Utilities	0	2,188	0	2,188
Real Estate Investment Trusts
Mexico
Real Estate	455	0	0	455
South Africa
Real Estate	367	0	0	367
Turkey
Real Estate	0	6,394	0	6,394
Rights
Chile
Industrials	21	0	0	21
Warrants
United Kingdom
Financials	0	1,584	0	1,584

	$406,853	$1,379,560	$581	$1,786,994
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	41,998	0	0	41,998

Total Investments	$448,851	$1,379,560	$581	$1,828,992

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$448,851	$1,379,559	$581	$1,828,991

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.8% ¤
MUTUAL FUNDS (a) 99.8%
UNITED STATES 99.8%
PIMCO RAE Emerging Markets Fund	1,917,543	$21,304
PIMCO RAE International Fund	5,829,792	63,486

Total Mutual Funds (Cost $72,068)		84,790

Total Investments in Affiliates (Cost $72,068)		84,790

Total Investments 99.8% (Cost $72,068)		$84,790
Other Assets and Liabilities, net 0.2%		165

Net Assets 100.0%		$84,955

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Mutual Funds
United States	$84,790	$0	$0	$84,790

Total Investments	$84,790	$0	$0	$84,790

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAE Global Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.9% ¤
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	3,575,455	39,723
PIMCO RAE International Fund	10,874,023	118,418
PIMCO RAE US Fund	9,743,510	129,784

Total Mutual Funds (Cost $210,432)		287,925

Total Investments in Affiliates (Cost $210,432)		287,925

Total Investments 99.9% (Cost $210,432)		$287,925
Other Assets and Liabilities, net 0.1%		375

Net Assets 100.0%		$288,300

Schedule of Investments PIMCO RAE Global Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Mutual Funds
United States	$287,925	$0	$0	$287,925

Total Investments	$287,925	$0	$0	$287,925

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAE International Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.8% ¤

COMMON STOCKS 97.3%
AUSTRALIA 6.0%
COMMUNICATION SERVICES 0.4%
Telstra Corp. Ltd.	1,793,065	$4,643

CONSUMER DISCRETIONARY 0.4%
Crown Resorts Ltd.	132,177	1,185
Star Entertainment Grp Ltd.	74,555	216
Wesfarmers Ltd.	68,112	2,735

		4,136

CONSUMER STAPLES 0.7%
Coca-Cola Amatil Ltd.	74,749	765
Coles Group Ltd.	109,256	1,332
Metcash Ltd.	1,200,955	3,370
Woolworths Group Ltd.	86,866	2,705

		8,172

ENERGY 0.1%
Woodside Petroleum Ltd.	38,853	710

FINANCIALS 2.0%
AMP Ltd.	1,542,297	1,487
Australia & New Zealand Banking Group Ltd.	150,371	3,228
Bank of Queensland Ltd. (c)	82,235	542
Bendigo & Adelaide Bank Ltd.	80,496	616
Commonwealth Bank of Australia	101,623	6,668
Macquarie Group Ltd.	12,104	1,411
QBE Insurance Group Ltd.	75,223	551
Suncorp Group Ltd.	220,736	1,663
Westpac Banking Corp.	345,818	6,415

		22,581

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	341,041	1,013
Brambles Ltd.	52,153	421
Downer EDI Ltd.	137,755	539
Qantas Airways Ltd.	175,478	681

		2,654

MATERIALS 2.1%
BHP Group Ltd.	135,703	4,707
BHP Group PLC	66,721	1,921
Fortescue Metals Group Ltd.	302,382	4,609
Incitec Pivot Ltd.	244,178	540
Rio Tinto Ltd.	143,128	12,097

		23,874

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	31,185	308

UTILITIES 0.1%
AGL Energy Ltd.	93,397	687

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Total Australia		67,765

AUSTRIA 0.5%
MATERIALS 0.5%
voestalpine AG	137,132	5,679

Total Austria		5,679

BELGIUM 0.9%
COMMUNICATION SERVICES 0.1%
Proximus SADP	27,787	605

CONSUMER STAPLES 0.3%
Anheuser-Busch InBev S.A. NV	25,503	1,603
Etablissements Franz Colruyt NV	35,865	2,138

		3,741

FINANCIALS 0.3%
Ageas S.A.	22,102	1,335
KBC Group NV	27,623	2,010

		3,345

HEALTH CARE 0.1%
UCB S.A.	17,478	1,661

MATERIALS 0.1%
Solvay S.A.	9,357	1,164

Total Belgium		10,516

CANADA 5.7%
COMMUNICATION SERVICES 0.1%
BCE, Inc.	13,527	611
Shaw Communications, Inc. 'B'	20,537	534
TELUS Corp.	608	12

		1,157

CONSUMER DISCRETIONARY 2.9%
Canadian Tire Corp. Ltd. 'A'	11,074	1,572
Magna International, Inc.	348,364	30,681

		32,253

CONSUMER STAPLES 0.2%
Empire Co. Ltd. 'A'	17,563	548
George Weston Ltd.	17,404	1,541
Loblaw Cos. Ltd.	10,639	594

		2,683

ENERGY 0.5%
ARC Resources Ltd. (c)	186,702	1,147
Crescent Point Energy Corp.	612,548	2,554
Suncor Energy, Inc.	102,010	2,133

		5,834

FINANCIALS 0.7%
Bank of Montreal	11,753	1,048
CI Financial Corp. (c)	70,661	1,021
Great-West Lifeco, Inc. (e)	12,839	342
Onex Corp.	7,869	489
Power Corp. of Canada (c)	98,691	2,594
Sun Life Financial, Inc.	17,556	887
Toronto-Dominion Bank	29,675	1,935

		8,316

INDUSTRIALS 0.5%
Air Canada (a)	77,446	1,611
Canadian National Railway Co.	2,576	299
Canadian Pacific Railway Ltd.	1,625	617

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Thomson Reuters Corp.	31,208	2,734

		5,261

MATERIALS 0.5%
Canfor Corp. (a)	46,282	959
Kinross Gold Corp.	85,482	569
Lundin Mining Corp.	31,507	324
Teck Resources Ltd. 'B'	73,867	1,415
Turquoise Hill Resources Ltd. (a)	111,296	1,792

		5,059

UTILITIES 0.3%
Atco Ltd. 'I'	27,222	904
Canadian Utilities Ltd. 'A'	21,834	586
Hydro One Ltd.	29,062	677
TransAlta Corp.	156,981	1,486

		3,653

Total Canada		64,216

DENMARK 0.8%
CONSUMER STAPLES 0.1%
Carlsberg A/S 'B'	4,725	725

FINANCIALS 0.1%
Danske Bank A/S	94,855	1,774

HEALTH CARE 0.0%
Novo Nordisk A/S 'B'	5,296	357

INDUSTRIALS 0.6%
AP Moller - Maersk A/S 'B'	935	2,171
ISS A/S	196,342	3,659
Vestas Wind Systems A/S	2,898	598

		6,428

Total Denmark		9,284

FINLAND 0.8%
FINANCIALS 0.6%
Nordea Bank Abp	689,037	6,794

INDUSTRIALS 0.0%
Kone Oyj 'B'	6,278	513

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj (a)	130,738	522

MATERIALS 0.1%
Stora Enso Oyj 'R'	12,839	239
UPM-Kymmene Oyj	21,584	776

		1,015

Total Finland		8,844

FRANCE 6.4%
COMMUNICATION SERVICES 0.5%
Bollore S.A.	54,739	264
Orange S.A.	295,915	3,642
Vivendi S.A.	35,304	1,159

		5,065

CONSUMER DISCRETIONARY 1.4%
Cie Generale des Etablissements Michelin S.C.A.	11,080	1,659
Faurecia SE (a)	1,383	74
LVMH Moet Hennessy Louis Vuitton SE	1,566	1,046
Renault S.A.	61,274	2,650
Sodexo S.A.	2,782	266

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Valeo S.A.	298,215	10,118

		15,813

CONSUMER STAPLES 0.6%
Carrefour S.A.	230,822	4,179
Casino Guichard Perrachon S.A. (c)	58,174	1,938

		6,117

ENERGY 0.2%
Total SE	56,723	2,644

FINANCIALS 0.3%
AXA S.A.	65,053	1,746
Natixis S.A.	257,894	1,233
SCOR SE (a)	10,694	364

		3,343

HEALTH CARE 0.4%
Sanofi	49,151	4,860

INDUSTRIALS 2.1%
Air France-KLM (a)(c)	1,403,789	8,376
Alstom S.A.	10,809	539
Cie de Saint-Gobain	79,937	4,720
Eiffage S.A. (a)	10,844	1,084
Rexel S.A.	293,460	5,809
Schneider Electric SE	23,301	3,549

		24,077

INFORMATION TECHNOLOGY 0.0%
Capgemini SE	2,632	448

MATERIALS 0.1%
Air Liquide S.A.	2,846	465
Arkema S.A.	2,129	258

		723

UTILITIES 0.8%
Engie S.A.	410,143	5,826
Suez S.A.	89,069	1,886
Veolia Environnement S.A.	59,733	1,533

		9,245

Total France		72,335

GERMANY 11.3%
COMMUNICATION SERVICES 0.4%
Deutsche Telekom AG	253,387	5,107

CONSUMER DISCRETIONARY 1.9%
adidas AG (a)	1,735	542
Bayerische Motoren Werke AG	63,587	6,599
Continental AG	12,048	1,595
Daimler AG	142,466	12,715
Hella GmbH & Co. KGaA	7,240	406

		21,857

CONSUMER STAPLES 0.4%
Metro AG	390,165	4,121

FINANCIALS 1.1%
Deutsche Bank AG	495,978	5,932
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,175	4,981
Talanx AG	28,620	1,214

		12,127

HEALTH CARE 0.2%
Fresenius Medical Care AG & Co. KGaA	12,119	893

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Fresenius SE & Co. KGaA	24,663	1,099

		1,992

INDUSTRIALS 3.6%
Brenntag SE	9,738	832
Deutsche Lufthansa AG	2,183,614	28,962
GEA Group AG	58,269	2,390
OSRAM Licht AG (a)	21,250	1,325
Siemens AG	43,597	7,163

		40,672

MATERIALS 3.3%
Aurubis AG	79,544	6,592
BASF SE	57,743	4,798
Covestro AG	308,452	20,753
Evonik Industries AG	79,458	2,812
K+S AG	58,110	578
Salzgitter AG	45,974	1,436
thyssenkrupp AG (a)	43,486	581

		37,550

UTILITIES 0.4%
E.ON SE	342,991	3,997

Total Germany		127,423

HONG KONG 2.5%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	767,306	433

CONSUMER DISCRETIONARY 0.2%
Skyworth Group Ltd.	988,215	338
Yue Yuen Industrial Holdings Ltd.	492,000	1,231

		1,569

FINANCIALS 0.1%
Hang Seng Bank Ltd.	19,000	369
Hopson Development Holdings Ltd.	252,000	909

		1,278

INDUSTRIALS 0.2%
CK Hutchison Holdings Ltd.	130,500	1,042
Hutchison Port Holdings Trust	1,000,000	226
Jardine Matheson Holdings Ltd.	5,800	380
MTR Corp. Ltd.	48,000	273

		1,921

INFORMATION TECHNOLOGY 1.1%
GCL-Poly Energy Holdings Ltd. (a)(c)	39,669,000	10,182
Kingboard Holdings Ltd.	181,000	980
Kingboard Laminates Holdings Ltd.	253,500	552
VTech Holdings Ltd.	54,700	493

		12,207

MATERIALS 0.0%
Lee & Man Paper Manufacturing Ltd.	282,000	260

REAL ESTATE 0.9%
CK Asset Holdings Ltd.	70,500	429
Hang Lung Group Ltd.	178,000	451
Hang Lung Properties Ltd.	313,000	817
Henderson Land Development Co. Ltd.	59,000	266
Hongkong Land Holdings Ltd.	148,600	731
Hysan Development Co. Ltd.	77,000	301
Kerry Properties Ltd.	444,500	1,437
New World Development Co. Ltd.	85,000	442
Shimao Property Holdings Ltd.	255,000	805
Sino Land Co. Ltd.	156,000	218
Sun Hung Kai Properties Ltd.	42,000	636
Swire Pacific Ltd. 'A'	346,500	2,610
Wharf Holdings Ltd.	429,000	1,139

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Wharf Real Estate Investment Co. Ltd.	38,000	214

		10,496

Total Hong Kong		28,164

IRELAND 0.6%
HEALTH CARE 0.4%
Medtronic PLC	42,494	5,020

INDUSTRIALS 0.1%
AerCap Holdings NV (a)	20,426	1,200

MATERIALS 0.1%
Smurfit Kappa Group PLC	18,639	874

Total Ireland		7,094

ISRAEL 1.4%
COMMUNICATION SERVICES 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	2,174,739	2,329

ENERGY 0.0%
Oil Refineries Ltd. (a)	1,254,446	291

		291

FINANCIALS 0.1%
Bank Hapoalim BM (a)	109,024	848
Bank Leumi Le-Israel BM	92,384	608

		1,456

HEALTH CARE 1.0%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	909,143	10,492

MATERIALS 0.1%
ICL Group Ltd.	92,310	541
Israel Corp. Ltd. (a)	3,111	731

		1,272

Total Israel		15,840

ITALY 2.6%
COMMUNICATION SERVICES 0.3%
Telecom Italia SpA	5,961,037	3,225

ENERGY 0.2%
Eni SpA	189,106	2,330

FINANCIALS 1.1%
Assicurazioni Generali SpA	188,898	3,774
Banca Monte dei Paschi di Siena SpA (a)(c)	382,192	512
Intesa Sanpaolo SpA	2,357,260	6,387
Unipol Gruppo Finanziario SpA (a)	191,631	1,068
UnipolSai Assicurazioni SpA	186,077	559

		12,300

INDUSTRIALS 0.0%
Leonardo SpA	63,070	510

UTILITIES 1.0%
Enel SpA	1,074,693	10,690

Total Italy		29,055

JAPAN 25.1%
COMMUNICATION SERVICES 0.9%
Dentsu, Inc.	20,000	644
GungHo Online Entertainment, Inc.	44,130	874
Nippon Telegraph & Telephone Corp.	258,700	6,675
SoftBank Group Corp.	19,600	1,669

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Yahoo Japan Corp.	173,100	863

		10,725

CONSUMER DISCRETIONARY 5.7%
Aisin Seiki Co. Ltd.	32,900	1,253
Asics Corp.	32,000	512
Bandai Namco Holdings, Inc.	3,400	243
Bridgestone Corp.	84,400	3,431
Casio Computer Co. Ltd.	28,800	544
DCM Holdings Co. Ltd.	50,700	531
Denso Corp.	9,500	633
EDION Corp. (c)	52,600	590
H2O Retailing Corp. (c)	28,500	237
Isetan Mitsukoshi Holdings Ltd. (c)	104,900	740
Isuzu Motors Ltd.	563,800	6,055
K's Holdings Corp.	39,400	542
Mazda Motor Corp.	194,600	1,595
Nikon Corp.	63,300	595
Nissan Motor Co. Ltd.	750,100	4,191
NOK Corp.	37,200	507
Panasonic Corp.	1,885,800	24,420
Sega Sammy Holdings, Inc.	18,700	292
Sekisui Chemical Co. Ltd.	36,200	697
Sekisui House Ltd.	127,400	2,740
Shimamura Co. Ltd.	14,500	1,676
Subaru Corp.	62,200	1,243
Sumitomo Electric Industries Ltd.	138,900	2,089
Sumitomo Forestry Co. Ltd.	23,700	513
Sumitomo Rubber Industries Ltd.	50,200	594
Suzuki Motor Corp. (c)	105,700	4,815
Takashimaya Co. Ltd.	42,400	454
TS Tech Co. Ltd.	35,400	529
Yamada Denki Co. Ltd.	189,100	1,022
Yamaha Motor Co. Ltd.	35,400	871
Yokohama Rubber Co. Ltd.	30,400	546

		64,700

CONSUMER STAPLES 1.2%
Aeon Co. Ltd.	131,647	3,932
Ajinomoto Co., Inc.	60,300	1,236
Japan Tobacco, Inc.	103,756	1,993
Kewpie Corp.	15,600	355
Kirin Holdings Co. Ltd.	63,400	1,216
Matsumotokiyoshi Holdings Co. Ltd.	12,500	558
Megmilk Snow Brand Co. Ltd.	21,100	428
NH Foods Ltd.	17,800	764
Pola Orbis Holdings, Inc.	32,200	777
Seven & i Holdings Co. Ltd.	17,900	723
United Super Markets Holdings, Inc.	51,300	541
Yamazaki Baking Co. Ltd.	33,600	543

		13,066

ENERGY 0.2%
Cosmo Energy Holdings Co. Ltd. (c)	22,300	532
Iwatani Corp.	28,600	1,768
JXTG Holdings, Inc.	59,000	268

		2,568

FINANCIALS 3.3%
AEON Financial Service Co. Ltd.	22,500	303
Chiba Bank Ltd.	87,400	572
Concordia Financial Group Ltd.	151,500	614
Credit Saison Co. Ltd.	31,900	385
Dai-ichi Life Holdings, Inc.	199,700	3,433
Daiwa Securities Group, Inc.	127,400	660
Gunma Bank Ltd.	142,300	510
Japan Post Bank Co. Ltd. (c)	98,000	942
Japan Post Holdings Co. Ltd.	288,600	2,572
Japan Post Insurance Co. Ltd.	33,000	678
Mitsubishi UFJ Financial Group, Inc.	1,526,700	8,164
Mizuho Financial Group, Inc.	318,700	4,609
MS&AD Insurance Group Holdings, Inc.	55,900	1,644
ORIX Corp.	97,400	1,647
Shizuoka Bank Ltd.	28,200	222
Sompo Holdings, Inc.	30,700	1,176
Sumitomo Mitsui Financial Group, Inc.	156,500	5,673
Sumitomo Mitsui Trust Holdings, Inc. (c)	17,500	611
T&D Holdings, Inc.	42,300	544

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Tokio Marine Holdings, Inc.	41,600	1,980

		36,939

HEALTH CARE 0.8%
Astellas Pharma, Inc.	413,900	6,376
Eisai Co. Ltd.	16,300	1,096
Otsuka Holdings Co. Ltd.	18,528	786
Suzuken Co. Ltd.	6,300	246
Toho Holdings Co. Ltd.	23,800	437

		8,941

INDUSTRIALS 3.7%
Amada Co. Ltd.	47,600	532
ANA Holdings, Inc.	31,900	742
Asahi Glass Co. Ltd.	33,000	1,385
Central Japan Railway Co.	2,300	344
Dai Nippon Printing Co. Ltd.	45,900	963
East Japan Railway Co.	17,400	1,237
Ebara Corp.	9,600	392
FANUC Corp.	2,200	529
Fuji Electric Co. Ltd.	18,500	774
Fujikura Ltd.	216,500	1,066
Furukawa Electric Co. Ltd.	57,800	1,555
GS Yuasa Corp.	39,100	1,064
Hino Motors Ltd.	58,200	501
IHI Corp.	27,200	553
Japan Airlines Co. Ltd.	55,300	1,238
JTEKT Corp.	49,300	506
Kajima Corp.	39,000	555
Kawasaki Heavy Industries Ltd.	36,100	895
Kubota Corp.	68,100	1,553
LIXIL Group Corp. (c)	73,000	2,032
Mitsubishi Corp.	26,900	763
Mitsubishi Electric Corp.	229,400	3,506
Mitsubishi Heavy Industries Ltd.	75,700	2,357
Nippon Express Co. Ltd.	29,000	2,163
Nippon Yusen KK (c)	71,000	2,428
NSK Ltd.	129,800	1,335
NTN Corp.	308,000	953
Obayashi Corp.	57,200	525
Shimizu Corp.	24,700	200
Sojitz Corp.	207,100	585
Sumitomo Corp.	106,100	1,518
Sumitomo Heavy Industries Ltd.	22,500	626
Taisei Corp.	9,100	351
Toppan Printing Co. Ltd.	62,700	1,063
Toshiba Corp.	36,000	1,218
Toyota Tsusho Corp.	28,100	1,183
West Japan Railway Co.	18,400	1,021
Yamato Holdings Co. Ltd.	50,500	1,387

		41,598

INFORMATION TECHNOLOGY 5.3%
Alps Electric Co. Ltd.	24,300	322
Brother Industries Ltd.	42,500	944
Canon Marketing Japan, Inc.	14,200	316
Canon, Inc.	161,550	3,673
FUJIFILM Holdings Corp.	39,700	2,362
Fujitsu Ltd.	70,000	10,186
Hitachi Ltd.	489,300	22,179
Ibiden Co. Ltd.	27,900	1,289
Konica Minolta, Inc. (c)	227,100	1,237
Kyocera Corp.	15,200	967
Mixi, Inc.	67,500	1,692
NEC Corp.	15,100	892
Nippon Electric Glass Co. Ltd.	32,500	755
NTT Data Corp.	50,800	788
Omron Corp.	49,700	3,893
Renesas Electronics Corp. (a)	143,700	1,573
Rohm Co. Ltd.	7,500	736
Seiko Epson Corp. (c)	70,300	1,148
TDK Corp.	4,600	640
Tokyo Electron Ltd.	8,900	3,868

		59,460

MATERIALS 2.6%
Daicel Corp.	67,700	522
DIC Corp.	20,400	529
JFE Holdings, Inc.	130,200	1,606
JSR Corp.	24,600	744
Kaneka Corp.	16,100	663

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Kobe Steel Ltd.	262,400	1,779
Mitsubishi Chemical Holdings Corp.	310,300	2,331
Mitsubishi Gas Chemical Co., Inc.	11,500	283
Mitsubishi Materials Corp.	38,100	892
Mitsui Chemicals, Inc.	28,800	911
Mitsui Mining & Smelting Co. Ltd.	16,300	567
Nippon Light Metal Holdings Co. Ltd.	26,730	537
Nippon Steel Corp.	116,300	1,985
Nitto Denko Corp.	110,400	9,464
Oji Holdings Corp.	62,800	407
Shin-Etsu Chemical Co. Ltd.	5,600	949
Sumitomo Chemical Co. Ltd.	464,500	2,410
Taiheiyo Cement Corp.	22,800	601
Toray Industries, Inc.	82,000	529
Tosoh Corp.	48,100	921
Ube Industries Ltd.	30,000	640
Zeon Corp.	25,900	415

		29,685

REAL ESTATE 0.5%
Daito Trust Construction Co. Ltd.	27,900	3,242
Daiwa House Industry Co. Ltd.	26,200	769
Nomura Real Estate Holdings, Inc.	22,800	551
Tokyo Tatemono Co. Ltd.	16,100	245
Tokyu Fudosan Holdings Corp.	48,200	287

		5,094

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	154,900	1,996
Hokkaido Electric Power Co., Inc. (c)	113,600	520
Hokuriku Electric Power Co.	82,788	567
Kansai Electric Power Co., Inc.	43,200	468
Kyushu Electric Power Co., Inc.	165,900	1,638
Shikoku Electric Power Co., Inc.	66,300	516
Tohoku Electric Power Co., Inc.	148,000	1,400
Tokyo Electric Power Co. Holdings, Inc. (a)	851,100	2,845

		9,950

Total Japan		282,726

LUXEMBOURG 3.9%
COMMUNICATION SERVICES 0.2%
Millicom International Cellular S.A.	19,514	751
RTL Group S.A. (a)	17,097	1,003
SES S.A.	22,096	175

		1,929

ENERGY 0.1%
Tenaris S.A.	160,825	1,818

MATERIALS 3.6%
ArcelorMittal S.A. (a)	1,418,447	40,825

Total Luxembourg		44,572

MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd. (a)	137,200	688

Total Macau		688

NETHERLANDS 4.8%
COMMUNICATION SERVICES 0.3%
Koninklijke KPN NV	305,456	1,036
VEON Ltd. ADR	1,361,071	2,409

		3,445

CONSUMER DISCRETIONARY 0.7%
Stellantis NV	411,873	7,319

CONSUMER STAPLES 0.3%
Heineken Holding NV	6,170	548

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Koninklijke Ahold Delhaize NV	105,591	2,945

		3,493

ENERGY 1.4%
Royal Dutch Shell PLC 'A' (c)	812,967	15,981

FINANCIALS 0.4%
Aegon NV	279,414	1,327
ASR Nederland NV	17,421	779
ING Groep NV	121,147	1,480
NN Group NV	10,794	526

		4,112

HEALTH CARE 0.2%
Koninklijke Philips NV	44,042	2,512

INDUSTRIALS 1.0%
Randstad NV	15,190	1,066
Signify NV (a)	204,928	10,540

		11,606

INFORMATION TECHNOLOGY 0.4%
NXP Semiconductors NV	23,985	4,829

MATERIALS 0.1%
Koninklijke DSM NV	3,378	571

Total Netherlands		53,868

NEW ZEALAND 0.3%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	192,666	603

INDUSTRIALS 0.1%
Air New Zealand Ltd.	607,457	727

MATERIALS 0.1%
Fletcher Building Ltd.	259,038	1,283

UTILITIES 0.1%
Contact Energy Ltd.	123,617	607
Meridian Energy Ltd.	117,547	443

		1,050

Total New Zealand		3,663

NORWAY 1.8%
COMMUNICATION SERVICES 0.2%
Telenor ASA	132,586	2,336

CONSUMER STAPLES 0.0%
Orkla ASA	53,110	521

ENERGY 0.3%
Equinor ASA	157,052	3,066

FINANCIALS 0.1%
DNB ASA	38,297	816

MATERIALS 1.2%
Norsk Hydro ASA	2,125,495	13,652

Total Norway		20,391

PORTUGAL 0.3%
UTILITIES 0.3%
EDP - Energias de Portugal S.A.	589,297	3,366

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Total Portugal		3,366

SINGAPORE 0.3%
COMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.	485,400	882

CONSUMER STAPLES 0.0%
Golden Agri-Resources Ltd.	2,530,300	396

INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	325,200	414
Keppel Corp. Ltd.	238,600	945
Sembcorp Industries Ltd.	287,100	394

		1,753

Total Singapore		3,032

SPAIN 2.4%
COMMUNICATION SERVICES 0.4%
Telefonica S.A.	1,014,162	4,560

ENERGY 0.1%
Repsol S.A.	92,899	1,153

FINANCIALS 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	801,676	4,178
Banco de Sabadell S.A.	1,281,341	687
Banco Santander S.A. (a)	1,621,655	5,531
CaixaBank S.A.	405,373	1,259
Mapfre S.A.	864,411	1,801

		13,456

INDUSTRIALS 0.1%
ACS Actividades de Construccion Y Servicios S.A.	24,938	829
Ferrovial S.A.	12,920	337

		1,166

UTILITIES 0.6%
Acciona S.A.	10,857	1,824
Endesa S.A.	82,763	2,193
Naturgy Energy Group S.A. (c)	101,280	2,487
Red Electrica Corp. S.A.	13,809	245

		6,749

Total Spain		27,084

SWEDEN 0.8%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	131,542	570

CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	4,951	459
Electrolux AB 'B' (c)	24,639	685
Hennes & Mauritz AB 'B' (a)	53,760	1,212

		2,356

FINANCIALS 0.2%
Swedbank AB 'A'	107,796	1,901

INDUSTRIALS 0.3%
Atlas Copco AB 'A'	27,867	1,699
Skanska AB 'B' (c)	34,847	874

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

SKF AB 'B'	55,520	1,580

		4,153

Total Sweden		8,980

SWITZERLAND 6.7%
COMMUNICATION SERVICES 0.1%
Swisscom AG	1,785	958

CONSUMER DISCRETIONARY 0.7%
Garmin Ltd.	4,820	636
Swatch Group AG	26,287	7,569

		8,205

CONSUMER STAPLES 1.0%
Nestle S.A.	94,231	10,504

FINANCIALS 1.6%
Baloise Holding AG	2,882	490
Swiss Life Holding AG	5,837	2,869
Swiss Re AG	35,798	3,520
UBS Group AG	279,881	4,330
Zurich Insurance Group AG	16,475	7,013

		18,222

HEALTH CARE 1.2%
Novartis AG	69,428	5,935
Roche Holding AG	24,378	7,897

		13,832

INDUSTRIALS 1.3%
ABB Ltd.	156,666	4,766
Adecco Group AG	127,276	8,585
Kuehne + Nagel International AG	3,748	1,070
Siemens Energy AG (a)	15,369	552

		14,973

INFORMATION TECHNOLOGY 0.4%
STMicroelectronics NV	93,812	3,586
TE Connectivity Ltd.	7,966	1,028

		4,614

MATERIALS 0.4%
Glencore PLC (a)	919,725	3,611
LafargeHolcim Ltd.	19,888	1,170

		4,781

Total Switzerland		76,089

UNITED KINGDOM 10.9%
COMMUNICATION SERVICES 0.8%
BT Group PLC	718,846	1,534
ITV PLC	310,181	513
Pearson PLC	87,049	928
Vodafone Group PLC	1,932,188	3,524
WPP PLC	232,934	2,968

		9,467

CONSUMER DISCRETIONARY 1.4%
Barratt Developments PLC (a)	86,184	887
Berkeley Group Holdings PLC	13,728	840
Burberry Group PLC	25,697	672
Compass Group PLC	76,913	1,554
Dixons Carphone PLC	1,027,506	2,025
Inchcape PLC (a)	102,769	1,066
Kingfisher PLC (a)	743,607	3,259
Marks & Spencer Group PLC	2,036,775	4,234
Persimmon PLC	13,064	529

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Taylor Wimpey PLC (a)	219,859	547

		15,613

CONSUMER STAPLES 0.9%
British American Tobacco PLC	88,699	3,372
Diageo PLC	28,011	1,151
Imperial Brands PLC	132,876	2,724
Reckitt Benckiser Group PLC	4,950	443
Unilever PLC	47,767	2,665

		10,355

ENERGY 0.1%
Subsea 7 S.A. (a)	110,462	1,110

FINANCIALS 1.6%
Aviva PLC	717,917	4,047
Direct Line Insurance Group PLC	212,211	916
HSBC Holdings PLC	1,504,561	8,769
Standard Chartered PLC	411,574	2,834
Standard Life Aberdeen PLC	274,432	1,096

		17,662

HEALTH CARE 0.5%
AstraZeneca PLC	37,121	3,705
GlaxoSmithKline PLC	69,305	1,227
Smith & Nephew PLC	25,169	477

		5,409

INDUSTRIALS 1.3%
CNH Industrial NV (a)	88,189	1,365
easyJet PLC	40,079	541
Ferguson PLC	16,076	1,920
International Consolidated Airlines Group S.A.	306,479	838
Royal Mail PLC	1,341,175	9,334
Travis Perkins PLC	34,279	729

		14,727

MATERIALS 3.1%
Anglo American PLC	31,753	1,244
Evraz PLC	175,272	1,396
Mondi PLC	45,205	1,152
Rio Tinto PLC	414,295	31,606

		35,398

UTILITIES 1.2%
Centrica PLC	14,745,493	11,008
SSE PLC	125,372	2,514

		13,522

Total United Kingdom		123,263

UNITED STATES 0.4%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC (a)	19,145	422
Samsonite International S.A.	201,000	391

		813

HEALTH CARE 0.3%
Bausch Health Cos., Inc. (a)	105,332	3,343

Total United States		4,156

Total Common Stocks (Cost $752,270)		1,098,093

PREFERRED STOCKS 0.2%
GERMANY 0.2%
INDUSTRIALS 0.2%
Henkel AG & Co. KGaA	6,401	720

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Schaeffler AG	150,987	1,342

		2,062

Total Preferred Stocks (Cost $1,505)		2,062

REAL ESTATE INVESTMENT TRUSTS 0.4%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Mirvac Group	138,171	264
Stockland	277,467	931

		1,195

Total Australia		1,195

CANADA 0.1%
REAL ESTATE 0.1%
Cominar Real Estate Investment Trust (c)	72,900	542
H&R Real Estate Investment Trust	47,680	541
RioCan Real Estate Investment Trust	23,259	360

		1,443

Total Canada		1,443

FRANCE 0.1%
REAL ESTATE 0.1%
Unibail-Rodamco-Westfield	8,884	712

Total France		712

HONG KONG 0.0%
REAL ESTATE 0.0%
Link REIT	30,800	281

Total Hong Kong		281

UNITED KINGDOM 0.1%
REAL ESTATE 0.1%
British Land Co. PLC	67,945	473

Total United Kingdom		473

Total Real Estate Investment Trusts (Cost $2,964)		4,104

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. 'B' - Exp. 03/31/2025 «	226,011	0

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Total Warrants (Cost $0)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS (f) 2.9%		32,444

Total Short-Term Instruments (Cost $32,444)		32,444

Total Investments in Securities (Cost $789,183)		1,136,702

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
MUTUAL FUNDS 5.7%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	64,599,366	64,599

Total Short-Term Instruments (Cost $64,599)		64,599

Total Investments in Affiliates (Cost $64,599)		64,599

Total Investments 106.5% (Cost $853,782)		$1,201,301
Financial Derivative Instruments (g) (0.0)%(Cost or Premiums, net $0)		(6)
Other Assets and Liabilities, net (6.5)%		(73,102)

Net Assets 100.0%		$1,128,193

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $59,141 were out on loan in exchange for $64,789 of cash collateral as of March 31, 2021.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Great-West Lifeco, Inc.					03/12/2020 - 09/01/2020		$215	$342	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	03/31/2021	04/01/2021	$32,444	U.S. Treasury Notes 0.125% due 02/28/2023		$33,093	$32,444	$32,444

Total Repurchase Agreements							$33,093	$32,444	$32,444

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

SSB	04/2021			$9,381	EUR	7,994	$0		$(6)
	04/2021			3,434	GBP	2,491	0		0

Total Forward Foreign Currency Contracts							$0		$(6)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$4,643	$0		$4,643
	Consumer Discretionary				0	4,136	0		4,136
	Consumer Staples				0	8,172	0		8,172
	Energy				0	710	0		710
	Financials				0	22,581	0		22,581
	Industrials				0	2,654	0		2,654
	Materials				0	23,874	0		23,874
	Real Estate				0	308	0		308
	Utilities				0	687	0		687
Austria
	Materials				0	5,679	0		5,679
Belgium
	Communication Services				0	605	0		605
	Consumer Staples				0	3,741	0		3,741
	Financials				0	3,345	0		3,345
	Health Care				0	1,661	0		1,661
	Materials				0	1,164	0		1,164
Canada
	Communication Services				1,157	0	0		1,157
	Consumer Discretionary				32,253	0	0		32,253
	Consumer Staples				2,683	0	0		2,683
	Energy				5,834	0	0		5,834
	Financials				8,316	0	0		8,316
	Industrials				5,261	0	0		5,261
	Materials				5,059	0	0		5,059
	Utilities				3,653	0	0		3,653
Denmark

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Consumer Staples	0	725	0	725
Financials	0	1,774	0	1,774
Health Care	0	357	0	357
Industrials	0	6,428	0	6,428
Finland
Financials	0	6,794	0	6,794
Industrials	0	513	0	513
Information Technology	0	522	0	522
Materials	0	1,015	0	1,015
France
Communication Services	0	5,065	0	5,065
Consumer Discretionary	0	15,813	0	15,813
Consumer Staples	0	6,117	0	6,117
Energy	0	2,644	0	2,644
Financials	0	3,343	0	3,343
Health Care	0	4,860	0	4,860
Industrials	0	24,077	0	24,077
Information Technology	0	448	0	448
Materials	0	723	0	723
Utilities	0	9,245	0	9,245
Germany
Communication Services	0	5,107	0	5,107
Consumer Discretionary	0	21,857	0	21,857
Consumer Staples	0	4,121	0	4,121
Financials	0	12,127	0	12,127
Health Care	0	1,992	0	1,992
Industrials	1,325	39,347	0	40,672
Materials	0	37,550	0	37,550
Utilities	0	3,997	0	3,997
Hong Kong
Communication Services	0	433	0	433
Consumer Discretionary	0	1,569	0	1,569
Financials	0	1,278	0	1,278
Industrials	0	1,921	0	1,921
Information Technology	0	12,207	0	12,207
Materials	0	260	0	260
Real Estate	0	10,496	0	10,496
Ireland
Health Care	5,020	0	0	5,020
Industrials	1,200	0	0	1,200
Materials	0	874	0	874
Israel
Communication Services	0	2,329	0	2,329
Energy	0	291	0	291
Financials	0	1,456	0	1,456
Health Care	10,492	0	0	10,492
Materials	0	1,272	0	1,272
Italy
Communication Services	0	3,225	0	3,225
Energy	0	2,330	0	2,330
Financials	0	12,300	0	12,300
Industrials	0	510	0	510
Utilities	0	10,690	0	10,690
Japan
Communication Services	0	10,725	0	10,725
Consumer Discretionary	0	64,700	0	64,700
Consumer Staples	543	12,523	0	13,066
Energy	0	2,568	0	2,568
Financials	0	36,939	0	36,939
Health Care	0	8,941	0	8,941
Industrials	0	41,598	0	41,598
Information Technology	4,604	54,856	0	59,460
Materials	949	28,736	0	29,685
Real Estate	0	5,094	0	5,094
Utilities	0	9,950	0	9,950
Luxembourg
Communication Services	0	1,929	0	1,929
Energy	0	1,818	0	1,818
Materials	0	40,825	0	40,825
Macau
Consumer Discretionary	0	688	0	688
Netherlands
Communication Services	2,409	1,036	0	3,445
Consumer Discretionary	7,319	0	0	7,319
Consumer Staples	0	3,493	0	3,493
Energy	0	15,981	0	15,981
Financials	0	4,112	0	4,112
Health Care	0	2,512	0	2,512
Industrials	0	11,606	0	11,606
Information Technology	4,829	0	0	4,829
Materials	0	571	0	571
New Zealand
Communication Services	0	603	0	603
Industrials	0	727	0	727
Materials	0	1,283	0	1,283
Utilities	0	1,050	0	1,050

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2021 (Unaudited)

Norway
Communication Services	0	2,336	0	2,336
Consumer Staples	0	521	0	521
Energy	0	3,066	0	3,066
Financials	0	816	0	816
Materials	0	13,652	0	13,652
Portugal
Utilities	0	3,366	0	3,366
Singapore
Communication Services	0	882	0	882
Consumer Staples	0	396	0	396
Industrials	0	1,753	0	1,753
Spain
Communication Services	0	4,560	0	4,560
Energy	0	1,153	0	1,153
Financials	0	13,456	0	13,456
Industrials	0	1,166	0	1,166
Utilities	0	6,749	0	6,749
Sweden
Communication Services	0	570	0	570
Consumer Discretionary	459	1,897	0	2,356
Financials	0	1,901	0	1,901
Industrials	0	4,153	0	4,153
Switzerland
Communication Services	0	958	0	958
Consumer Discretionary	636	7,569	0	8,205
Consumer Staples	0	10,504	0	10,504
Financials	0	18,222	0	18,222
Health Care	0	13,832	0	13,832
Industrials	552	14,421	0	14,973
Information Technology	1,028	3,586	0	4,614
Materials	0	4,781	0	4,781
United Kingdom
Communication Services	0	9,467	0	9,467
Consumer Discretionary	0	15,613	0	15,613
Consumer Staples	0	10,355	0	10,355
Energy	0	1,110	0	1,110
Financials	0	17,662	0	17,662
Health Care	0	5,409	0	5,409
Industrials	0	14,727	0	14,727
Materials	0	35,398	0	35,398
Utilities	0	13,522	0	13,522
United States
Consumer Discretionary	0	813	0	813
Health Care	3,343	0	0	3,343
Preferred Stocks
Germany
Industrials	0	2,062	0	2,062
Real Estate Investment Trusts
Australia
Real Estate	0	1,195	0	1,195
Canada
Real Estate	1,443	0	0	1,443
France
Real Estate	712	0	0	712
Hong Kong
Real Estate	0	281	0	281
United Kingdom
Real Estate	0	473	0	473
Short-Term Instruments
Repurchase Agreements	0	32,444	0	32,444

	$111,079	$1,025,623	$0	$1,136,702
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	64,599	0	0	64,599

Total Investments	$175,678	$1,025,623	$0	$1,201,301

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$(6)	$0	$(6)

Totals	$175,678	$1,025,617	$0	$1,201,295

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAE US Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2% ¤
COMMON STOCKS 99.1%
LUXEMBOURG 0.0%
MATERIALS 0.0%
Ternium S.A. SP - ADR (a)	7,597	$295

Total Luxembourg		295

UNITED KINGDOM 0.3%
COMMUNICATION SERVICES 0.3%
Liberty Global PLC (a)	92,433	2,361

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	4,222	215

CONSUMER STAPLES 0.0%
Coca-Cola European Partners PLC	3,789	198

Total United Kingdom		2,774

UNITED STATES 98.8%
COMMUNICATION SERVICES 3.3%
Altice USA, Inc. 'A' (a)	36,213	1,178
Liberty Media Corp-Liberty SiriusXM 'C' (a)	41,716	1,840
Lumen Technologies, Inc.	196,602	2,625
Omnicom Group, Inc.	19,694	1,460
T-Mobile US, Inc.	20,201	2,531
Verizon Communications, Inc.	181,623	10,561
ViacomCBS, Inc. 'B'	113,091	5,100
Walt Disney Co.	23,193	4,280

		29,575

CONSUMER DISCRETIONARY 14.8%
Adient PLC (a)	40,490	1,790
AutoNation, Inc. (a)	6,537	609
Bed Bath & Beyond, Inc.	484,799	14,132
Best Buy Co., Inc.	46,688	5,360
Booking Holdings, Inc. (a)	1,726	4,021
Carnival Corp. (a)	13,700	364
Dick's Sporting Goods, Inc.	18,576	1,415
Dillard's, Inc. 'A' (c)	26,492	2,558
Dollar General Corp.	5,076	1,028
eBay, Inc.	143,202	8,770
Expedia Group, Inc.	19,485	3,354
Foot Locker, Inc.	53,228	2,994
Ford Motor Co. (a)	381,486	4,673
Gap, Inc. (a)	64,305	1,915
General Motors Co.	57,007	3,276
Goodyear Tire & Rubber Co. (a)	175,737	3,088
Hasbro, Inc.	1,156	111
Kohl's Corp.	321,853	19,186
L Brands, Inc. (a)	56,519	3,496
Las Vegas Sands Corp.	17,871	1,086
Lear Corp.	17,957	3,255
Lowe's Cos., Inc.	38,020	7,231
Macy's, Inc.	412,708	6,682
McDonald's Corp.	8,337	1,869
NIKE, Inc. 'B'	6,304	838
Nordstrom, Inc. (a)	95,364	3,611
O'Reilly Automotive, Inc. (a)	176	89
ODP Corp.	5,081	220
Penske Automotive Group, Inc.	1,292	104
PulteGroup, Inc.	6,284	330
PVH Corp.	1,809	191
Qurate Retail, Inc.	433,196	5,094
Ralph Lauren Corp.	1,157	142

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2021 (Unaudited)

Starbucks Corp.	3,144	344
Target Corp.	60,568	11,997
TJX Cos., Inc.	12,535	829
Visteon Corp. (a)	32,903	4,012
Whirlpool Corp.	8,248	1,817
Yum! Brands, Inc.	14,572	1,576

		133,457

CONSUMER STAPLES 9.6%
Altria Group, Inc.	61,144	3,128
Archer-Daniels-Midland Co.	54,303	3,095
Bunge Ltd.	37,491	2,972
Coca-Cola Co.	94,809	4,998
Colgate-Palmolive Co.	27,845	2,195
General Mills, Inc.	22,346	1,370
Ingredion, Inc.	9,661	869
Kimberly-Clark Corp.	12,391	1,723
Kraft Heinz Co.	59,717	2,389
Kroger Co.	419,151	15,085
Molson Coors Brewing Co. 'B'	16,186	828
Mondelez International, Inc. 'A'	53,328	3,121
PepsiCo, Inc.	58,529	8,279
Philip Morris International, Inc.	63,141	5,603
Procter & Gamble Co.	104,690	14,178
Sysco Corp.	12,009	946
Tyson Foods, Inc. 'A'	2,732	203
U.S. Foods Holding Corp. (a)	25,533	973
Walgreens Boots Alliance, Inc.	45,176	2,480
Walmart, Inc.	85,364	11,595

		86,030

ENERGY 5.6%
APA Corp.	84,553	1,514
Baker Hughes Co.	24,767	535
Chevron Corp.	19,659	2,060
ConocoPhillips	181,972	9,639
Exxon Mobil Corp.	146,575	8,183
Hess Corp.	2,025	143
HollyFrontier Corp.	146,111	5,228
Marathon Oil Corp.	502,482	5,367
Murphy Oil Corp.	34,365	564
NOV, Inc.	19,458	267
Occidental Petroleum Corp.	35,439	943
PBF Energy, Inc. 'A' (a)	6,653	94
Phillips 66	141,605	11,546
Schlumberger NV	9,587	261
Transocean Ltd. (a)	84,839	301
Valero Energy Corp.	42,845	3,068
World Fuel Services Corp.	25,115	884

		50,597

FINANCIALS 9.2%
Aflac, Inc.	32,256	1,651
Allstate Corp.	25,157	2,890
Ally Financial, Inc.	39,773	1,798
American International Group, Inc.	185,218	8,559
Ameriprise Financial, Inc.	12,097	2,812
Bank of New York Mellon Corp.	30,470	1,441
BlackRock, Inc.	2,318	1,748
Brighthouse Financial, Inc. (a)	4,447	197
Capital One Financial Corp.	35,717	4,544
CIT Group, Inc.	35,153	1,811
Citigroup, Inc.	114,200	8,308
Comerica, Inc.	2,618	188
Discover Financial Services	19,574	1,859
Equitable Holdings, Inc.	6,903	225
Fifth Third Bancorp	29,648	1,110
Franklin Resources, Inc.	327,167	9,684
Genworth Financial, Inc. 'A' (a)	188,480	626
Goldman Sachs Group, Inc.	5,594	1,829
Hartford Financial Services Group, Inc.	1,613	108
Invesco Ltd.	39,145	987
Jefferies Financial Group, Inc.	35,210	1,060
Lincoln National Corp.	10,785	672
Loews Corp.	19,366	993
MetLife, Inc.	64,397	3,915
Navient Corp.	103,277	1,478
Old Republic International Corp.	6,645	145
PNC Financial Services Group, Inc.	8,949	1,570
Principal Financial Group, Inc.	4,438	266
Travelers Cos., Inc.	31,249	4,700
Unum Group	11,965	333

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2021 (Unaudited)

Voya Financial, Inc.	45,470	2,894
Wells Fargo & Co.	302,876	11,833

		82,234

HEALTH CARE 18.2%
Abbott Laboratories	833	100
AbbVie, Inc.	183,111	19,816
AmerisourceBergen Corp.	936	110
Amgen, Inc.	92,832	23,097
Anthem, Inc.	16,819	6,037
Biogen, Inc. (a)	12,771	3,573
Bristol-Myers Squibb Co.	43,969	2,776
Cardinal Health, Inc.	24,984	1,518
DaVita, Inc. (a)	29,881	3,220
Dentsply Sirona, Inc.	1,446	92
Eli Lilly & Co.	1,552	290
Gilead Sciences, Inc.	400,991	25,916
HCA Healthcare, Inc.	30,051	5,660
Henry Schein, Inc. (a)	1,747	121
Humana, Inc.	10,918	4,577
Johnson & Johnson	62,280	10,236
McKesson Corp.	53,311	10,398
Merck & Co., Inc.	98,966	7,629
Pfizer, Inc.	979,290	35,480
UnitedHealth Group, Inc.	4,109	1,529
Universal Health Services, Inc. 'B'	3,995	533
Viatris, Inc. (a)	86,011	1,202

		163,910

INDUSTRIALS 9.0%
3M Co.	14,318	2,759
AGCO Corp.	10,353	1,487
Alaska Air Group, Inc.	7,830	542
American Airlines Group, Inc.	61,627	1,473
Boeing Co. (a)	3,536	901
Caterpillar, Inc.	9,491	2,201
CH Robinson Worldwide, Inc.	21,117	2,015
CSX Corp.	1,691	163
Cummins, Inc.	6,476	1,678
Delta Air Lines, Inc. (a)	5,746	277
Dover Corp.	833	114
Eaton Corp. PLC	25,651	3,547
Emerson Electric Co.	27,880	2,515
Expeditors International of Washington, Inc.	7,688	828
FedEx Corp.	45,886	13,033
Fluor Corp.	261,157	6,030
General Electric Co.	1,301,914	17,094
Honeywell International, Inc.	7,108	1,543
Howmet Aerospace, Inc.	4,000	129
Illinois Tool Works, Inc.	12,084	2,677
JetBlue Airways Corp. (a)	21,457	436
Johnson Controls International PLC	4,948	295
Lockheed Martin Corp.	500	185
ManpowerGroup, Inc.	49,552	4,901
Neilsen Holdings PLC	56,630	1,424
Norfolk Southern Corp.	1,742	468
Quanta Services, Inc.	5,319	468
Robert Half International, Inc.	4,236	331
Ryder System, Inc.	6,560	496
Southwest Airlines Co.	20,375	1,244
Spirit AeroSystems Holdings, Inc. 'A'	107,472	5,229
Union Pacific Corp.	16,243	3,580
WW Grainger, Inc.	1,829	733

		80,796

INFORMATION TECHNOLOGY 23.9%
Activision Blizzard, Inc.	46,608	4,334
Alliance Data Systems Corp.	35,914	4,026
Amdocs Ltd.	8,976	630
Apple, Inc.	277,853	33,940
Applied Materials, Inc.	66,323	8,861
Arrow Electronics, Inc. (a)	14,623	1,620
Avnet, Inc.	64,620	2,682
Cisco Systems, Inc.	326,201	16,868
Citrix Systems, Inc.	10,919	1,533
Cognizant Technology Solutions Corp. 'A'	2,754	215
Corning, Inc.	109,882	4,781
Dell Technologies, Inc. 'C' (a)	8,300	732
DXC Technology Co.	182,871	5,717
Electronic Arts, Inc.	16,077	2,176
F5 Networks, Inc. (a)	6,138	1,280
Flex Ltd. (a)	75,308	1,379

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2021 (Unaudited)

Hewlett Packard Enterprise Co.	240,911	3,792
HP, Inc.	86,046	2,732
Intel Corp.	212,835	13,621
International Business Machines Corp.	113,691	15,150
Jabil, Inc.	33,111	1,727
Juniper Networks, Inc.	173,556	4,396
KLA Corp.	4,909	1,622
Lam Research Corp.	910	542
Micron Technology, Inc. (a)	46,479	4,100
Microsoft Corp.	76,281	17,985
NetApp, Inc.	135,808	9,869
NortonLifeLock, Inc.	191,184	4,065
Oracle Corp.	131,178	9,205
Qorvo, Inc. (a)	5,387	984
QUALCOMM, Inc.	127,056	16,846
Seagate Technology PLC	62,250	4,778
Skyworks Solutions, Inc.	3,060	561
Texas Instruments, Inc.	22,461	4,245
Western Digital Corp.	99,874	6,667
Western Union Co.	10,908	269
Xerox Holdings Corp.	45,154	1,096

		215,026

MATERIALS 2.4%
Alcoa Corp. (a)	117,907	3,831
DuPont de Nemours, Inc.	5,695	440
Eastman Chemical Co.	8,664	954
Huntsman Corp.	18,004	519
International Paper Co.	41,783	2,259
LyondellBasell Industries NV 'A'	61,191	6,367
Mosaic Co.	53,335	1,686
Packaging Corp. of America	1,193	160
PPG Industries, Inc.	13,049	1,961
Reliance Steel & Aluminum Co.	7,966	1,213
United States Steel Corp.	74,307	1,945
WestRock Co.	4,426	230

		21,565

REAL ESTATE 0.0%
Jones Lang LaSalle, Inc.	741	133

UTILITIES 2.8%
AES Corp.	134,227	3,599
Ameren Corp.	16,197	1,318
American Electric Power Co., Inc.	6,669	565
Eversource Energy	16,670	1,443
Exelon Corp.	137,983	6,035
FirstEnergy Corp.	19,994	694
Pinnacle West Capital Corp.	10,562	859
PPL Corp.	74,561	2,150
Public Service Enterprise Group, Inc.	32,803	1,975
Southern Co.	65,078	4,045
UGI Corp.	6,773	278
WEC Energy Group, Inc.	2,422	227
Xcel Energy, Inc.	29,473	1,960

		25,148

Total United States		888,471

Total Common Stocks (Cost $591,246)		891,540

REAL ESTATE INVESTMENT TRUSTS 1.1%
UNITED STATES 1.1%
REAL ESTATE 1.1%
Host Hotels & Resorts, Inc.	167,833	2,828
Iron Mountain, Inc.	18,331	678
Park Hotels & Resorts, Inc.	197,439	4,261
Ventas, Inc.	28,486	1,520

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2021 (Unaudited)

Weyerhaeuser Co.	15,433	549

		9,836

Total Real Estate Investment Trusts (Cost $8,810)		9,836

Total Investments in Securities (Cost $600,056)		901,376

INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	2,517,860	2,518

Total Short-Term Instruments (Cost $2,518)		2,518

Total Investments in Affiliates (Cost $2,518)		2,518

Total Investments 100.5% (Cost $602,574)		$903,894
Other Assets and Liabilities, net (0.5)%		(4,224)

Net Assets 100.0%		$899,670

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $2,449 were out on loan in exchange for $2,499 of cash collateral as of March 31, 2021.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Luxembourg
	Materials	$295	$0	$0	$295
United Kingdom
	Communication Services	2,361	0	0	2,361
	Consumer Discretionary	215	0	0	215
	Consumer Staples	198	0	0	198
United States
	Communication Services	29,575	0	0	29,575
	Consumer Discretionary	133,457	0	0	133,457
	Consumer Staples	86,030	0	0	86,030
	Energy	50,597	0	0	50,597
	Financials	82,234	0	0	82,234
	Health Care	163,910	0	0	163,910
	Industrials	80,796	0	0	80,796
	Information Technology	215,026	0	0	215,026
	Materials	21,565	0	0	21,565
	Real Estate	133	0	0	133
	Utilities	25,148	0	0	25,148
Real Estate Investment Trusts
United States
	Real Estate	9,836	0	0	9,836

		$901,376	$0	$0	$901,376
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		2,518	0	0	2,518

Total Investments		$903,894	$0	$0	$903,894

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
COMMON STOCKS 94.2%
ISRAEL 0.0%
INFORMATION TECHNOLOGY 0.0%
Cognyte Software Ltd. (a)	8,208	$228

Total Israel		228

UNITED KINGDOM 0.2%
FINANCIALS 0.2%
Janus Henderson Group PLC	30,388	947

Total United Kingdom		947

UNITED STATES 94.0%
COMMUNICATION SERVICES 1.9%
AMC Entertainment Holdings, Inc. 'A' (c)	105,055	1,073
AMC Networks, Inc. 'A' (a)	12,351	656
Cinemark Holdings, Inc.	41,634	850
Clear Channel Outdoor Holdings, Inc. (a)	526,722	948
iHeartMedia, Inc. 'A' (a)	47,677	865
John Wiley & Sons, Inc. 'A'	18,178	985
Lions Gate Entertainment Corp. 'A' (a)	43,706	653
NII Holdings, Inc.	22,836	49
Scholastic Corp.	10,557	318
Sinclair Broadcast Group, Inc. 'A'	31,208	913
TEGNA, Inc.	90,751	1,709
TripAdvisor, Inc. (a)	18,808	1,012

		10,031

CONSUMER DISCRETIONARY 18.2%
Aaron's Co., Inc.	7,353	189
Abercrombie & Fitch Co. 'A'	516,386	17,717
Acushnet Holdings Corp.	7,762	321
Adtalem Global Education, Inc. (a)	12,354	489
American Axle & Manufacturing Holdings, Inc. (a)	42,586	411
American Eagle Outfitters, Inc.	56,303	1,646
American Outdoor Brands, Inc. (a)	4,076	103
Asbury Automotive Group, Inc. (a)	14,797	2,908
Bloomin' Brands, Inc.	50,646	1,370
Brinker International, Inc.	44,539	3,165
Buckle, Inc.	32,057	1,259
Cheesecake Factory, Inc.	73,157	4,280
Children's Place, Inc. (a)	2,989	208
Churchill Downs, Inc.	4,329	985
Cooper Tire & Rubber Co.	35,645	1,995
Core-Mark Holding Co., Inc.	127,302	4,925
Cracker Barrel Old Country Store, Inc.	4,192	725
Dana, Inc.	52,208	1,270
Deckers Outdoor Corp. (a)	5,439	1,797
Designer Brands, Inc.'A'	40,654	707
Dorman Products, Inc. (a)	1,547	159
Extended Stay America, Inc.	63,238	1,249
G-III Apparel Group Ltd. (a)	15,350	463
Graham Holdings Co. 'B'	1,739	978
Group 1 Automotive, Inc.	14,516	2,291
Groupon, Inc. (a)	17,830	901
Guess?, Inc.	21,955	516
Helen of Troy Ltd. (a)	6,275	1,322
Hilton Grand Vacations, Inc. (a)	26,804	1,005
Houghton Mifflin Harcourt Co. (a)	165,844	1,264
Jack in the Box, Inc.	47,095	5,170
KB Home	22,057	1,026
La-Z-Boy, Inc.	16,237	690
Laureate Education, Inc. 'A' (a)	5,329	73
Lithia Motors, Inc. 'A'	3,682	1,436
M/I Homes, Inc. (a)	6,395	378

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2021 (Unaudited)

MDC Holdings, Inc.	15,708	933
Meritage Homes Corp. (a)	12,666	1,164
Monro, Inc.	862	57
Murphy USA, Inc.	13,359	1,931
ODP Corp.	13,398	580
Papa John's International, Inc.	5,197	461
Red Rock Resorts, Inc. 'A'	7,398	241
SeaWorld Entertainment, Inc. (a)	17,992	894
Signet Jewelers Ltd. (a)	294,764	17,090
Sonic Automotive, Inc. 'A'	24,332	1,206
Steven Madden Ltd.	14,848	553
Tempur Sealy International, Inc.	54,113	1,978
Tenneco, Inc. 'A' (a)	105,420	1,130
Thor Industries, Inc.	11,667	1,572
Tri Pointe Homes, Inc. (a)	36,691	747
Wolverine World Wide, Inc.	18,269	700

		96,628

CONSUMER STAPLES 7.7%
B&G Foods, Inc. (c)	124,633	3,871
Boston Beer Co., Inc. 'A' (a)	941	1,135
Darling Ingredients, Inc. (a)	42,226	3,107
Edgewell Personal Care Co.	26,305	1,042
Flowers Foods, Inc.	64,156	1,527
Fresh Del Monte Produce, Inc.	21,552	617
Hain Celestial Group, Inc. (a)	22,356	975
Ingles Markets, Inc. 'A'	10,220	630
J&J Snack Foods Corp.	1,887	296
Lancaster Colony Corp.	2,338	410
National Beverage Corp.	3,906	191
Nu Skin Enterprises, Inc. 'A'	38,687	2,046
Performance Food Group Co. (a)	26,590	1,532
PriceSmart, Inc.	4,366	422
Rite Aid Corp. (a)	776,753	15,892
Sanderson Farms, Inc.	5,647	880
Sprouts Farmers Market, Inc. (a)	21,899	583
TreeHouse Foods, Inc. (a)	15,407	805
Universal Corp.	24,319	1,435
USANA Health Sciences, Inc. (a)	4,200	410
Vector Group Ltd.	76,192	1,063
Weis Markets, Inc.	29,971	1,694

		40,563

ENERGY 16.4%
Arch Resources, Inc.	42,399	1,764
Archrock, Inc.	27,622	262
Callon Petroleum Co. (a)	2,097	81
Centennial Resource Development, Inc. (a)(c)	2,153,007	9,043
ChampionX Corp. (a)	2,394	52
CNX Resources Corp. (a)	51,695	760
Delek U.S. Holdings, Inc.	13,754	300
Dril-Quip, Inc. (a)	8,780	292
Helix Energy Solutions Group, Inc. (a)	14,695	74
Nabors Industries Ltd. (c)	220,808	20,634
Oceaneering International, Inc. (a)	566,152	6,465
Patterson-UTI Energy, Inc.	747,917	5,333
PDC Energy, Inc. (a)	12,647	435
Range Resources Corp. (a)	462,002	4,772
Renewable Energy Group, Inc. (a)	31,295	2,067
SM Energy Co.	1,701,433	27,852
Southwestern Energy Co. (a)	1,477,600	6,871

		87,057

FINANCIALS 9.4%
Affiliated Managers Group, Inc.	12,706	1,894
American Equity Investment Life Holding Co.	27,206	858
American National Group, Inc.	1,169	126
Artisan Partners Asset Management, Inc. 'A'	16,665	869
Associated Banc-Corp.	34,945	746
BancorpSouth Bank	12,300	399
Bank of Hawaii Corp.	9,145	818
Bank OZK	16,806	687
BankUnited, Inc.	27,163	1,194
Banner Corp.	1,428	76
BGC Partners, Inc. 'A'	72,924	352
Capitol Federal Financial, Inc.	43,969	582
Cathay General Bancorp	14,754	602
Cohen & Steers, Inc.	4,331	283
Columbia Banking System, Inc.	9,930	428
Community Bank System, Inc.	6,524	500
Essent Group Ltd.	1,201	57
Evercore, Inc. 'A'	12,119	1,597

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2021 (Unaudited)

FBL Financial Group, Inc. 'A'	3,028	169
Federated Investors, Inc. 'B'	26,804	839
First Hawaiian, Inc.	31,313	857
First Interstate BancSystem, Inc. 'A'	3,335	154
First Midwest Bancorp, Inc.	9,379	205
FirstCash, Inc.	5,013	329
Flagstar Bancorp, Inc.	8,040	363
FNB Corp.	72,521	921
Fulton Financial Corp.	61,146	1,041
Glacier Bancorp, Inc.	4,630	264
Great Western Bancorp, Inc.	15,647	474
Hancock Holding Co.	15,824	665
Hilltop Holdings, Inc.	33,392	1,140
Home BancShares, Inc.	11,430	309
Hope Bancorp, Inc.	31,137	469
Houlihan Lokey, Inc.	3,944	262
International Bancshares Corp.	12,721	590
Investors Bancorp, Inc.	67,818	996
Mercury General Corp.	5,457	332
Moelis & Co. 'A'	4,909	269
Nelnet, Inc. 'A'	7,262	528
Northwest Bancshares, Inc.	30,632	443
Old National Bancorp	14,796	286
PennyMac Financial Services, Inc.	4,829	323
PRA Group, Inc. (a)	14,644	543
ProAssurance Corp.	35,247	943
PROG Holdings, Inc.	14,915	646
Radian Group, Inc.	27,609	642
RLI Corp.	5,636	629
Selective Insurance Group, Inc.	6,105	443
Simmons First National Corp. 'A'	2,986	89
South State Corp.	5,026	395
Sterling Bancorp	7,531	173
Stewart Information Services Corp.	25,895	1,347
Trustmark Corp.	17,978	605
UMB Financial Corp.	7,337	677
Umpqua Holdings Corp.	76,226	1,338
United Bankshares, Inc.	18,112	699
Waddell & Reed Financial, Inc. 'A'	503,969	12,624
Walker & Dunlop, Inc.	1,154	119
Washington Federal, Inc.	33,623	1,036
White Mountains Insurance Group Ltd.	1,635	1,823
Wintrust Financial Corp.	8,151	618

		49,685

HEALTH CARE 9.4%
Acadia Healthcare Co., Inc. (a)	42,417	2,424
Allscripts Healthcare Solutions, Inc. (a)	69,346	1,041
Amedisys, Inc. (a)	3,054	809
Covetrus, Inc. (a)	255,088	7,645
Haemonetics Corp. (a)	1,806	200
Magellan Health, Inc. (a)	19,059	1,777
MEDNAX, Inc. (a)	329,238	8,386
Myriad Genetics, Inc. (a)	213,773	6,509
National HealthCare Corp.	5,093	397
OPKO Health, Inc. (a)(c)	101,492	435
Patterson Cos., Inc.	303,473	9,696
Select Medical Holdings Corp. (a)	29,774	1,015
Syneos Health, Inc. (a)	8,577	651
United Therapeutics Corp. (a)	50,928	8,519

		49,504

INDUSTRIALS 13.4%
AAR Corp.	26,156	1,089
ABM Industries, Inc.	9,676	494
ACCO Brands Corp.	48,250	407
Allegiant Travel Co. (a)	5,514	1,346
Apogee Enterprises, Inc.	6,908	282
Applied Industrial Technologies, Inc.	6,637	605
Arcosa, Inc.	22,637	1,473
Armstrong World Industries, Inc.	7,103	640
Atlas Air Worldwide Holdings, Inc. (a)	22,803	1,378
Barnes Group, Inc.	9,640	478
Brady Corp. 'A'	9,860	527
BrightView Holdings, Inc. (a)	3,101	52
Builders FirstSource, Inc. (a)	59,456	2,757
Clean Harbors, Inc. (a)	11,328	952
Comfort Systems USA, Inc.	3,740	280
CoreLogic, Inc.	26,945	2,135
Covanta Holding Corp.	53,444	741
Deluxe Corp.	28,187	1,183
Dycom Industries, Inc. (a)	11,997	1,114
EMCOR Group, Inc.	10,925	1,225
Encore Wire Corp.	2,117	142

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2021 (Unaudited)

Enerpac Tool Group Corp.	21,939	573
EnerSys	7,414	673
EnPro Industries, Inc.	3,746	319
Forward Air Corp.	2,879	256
Franklin Electric Co., Inc.	4,690	370
FTI Consulting, Inc. (a)	7,669	1,074
GATX Corp.	19,046	1,766
Greenbrier Cos., Inc.	21,364	1,009
Hawaiian Holdings, Inc.	28,676	765
Healthcare Services Group, Inc.	6,449	181
Herc Holdings, Inc. (a)	11,067	1,121
Herman Miller, Inc.	14,794	609
Hillenbrand, Inc.	16,726	798
HNI Corp.	14,187	561
Hub Group, Inc. 'A' (a)	3,500	235
Hyster-Yale Materials Handling, Inc.	3,140	274
Kaman Corp.	5,708	293
KBR, Inc.	19,074	732
Kelly Services, Inc. 'A'	35,343	787
Kennametal, Inc.	10,552	422
Korn Ferry	7,402	462
Landstar System, Inc.	5,310	876
Masonite International Corp. (a)	6,032	695
MasTec, Inc. (a)	11,284	1,057
Matson, Inc.	10,143	677
Matthews International Corp. 'A'	7,166	283
Meritor, Inc. (a)	15,075	444
Moog, Inc. 'A'	11,857	986
MRC Global, Inc. (a)	28,555	258
MSA Safety, Inc.	3,069	460
Mueller Industries, Inc.	21,125	874
NOW, Inc. (a)	21,619	218
Primoris Services Corp.	9,285	308
Regal Beloit Corp.	12,417	1,772
Resideo Technologies, Inc. (a)	155,381	4,390
Rexnord Corp.	27,095	1,276
Rush Enterprises, Inc. 'A'	12,644	630
Saia, Inc. (a)	3,034	700
Schneider National, Inc. 'B'	19,425	485
SEACOR Holdings, Inc. (a)	1,292	53
Simpson Manufacturing Co., Inc.	6,138	637
SkyWest, Inc.	13,114	714
Spirit Airlines, Inc. (a)	15,712	580
SPX FLOW, Inc.	13,963	884
Steelcase, Inc. 'A'	40,484	583
Terex Corp.	66,561	3,066
Tetra Tech, Inc.	7,650	1,038
Timken Co.	21,003	1,705
Trinity Industries, Inc.	48,685	1,387
Tutor Perini Corp. (a)	33,187	629
UFP Industries, Inc.	3,440	261
UniFirst Corp.	2,143	479
Univar Solutions, Inc. (a)	51,929	1,119
Valmont Industries, Inc.	7,181	1,707
Watts Water Technologies, Inc. 'A'	5,304	630
Werner Enterprises, Inc.	10,696	505
WESCO International, Inc. (a)	71,990	6,229

		71,175

INFORMATION TECHNOLOGY 6.7%
ACI Worldwide, Inc. (a)	5,896	224
Amkor Technology, Inc.	55,951	1,327
Belden, Inc.	11,952	530
Benchmark Electronics, Inc.	36,977	1,143
Cirrus Logic, Inc. (a)	20,441	1,733
Coherent, Inc. (a)	2,363	598
Conduent, Inc. (a)	506,824	3,375
Contra BM Technologies	582	7
Diodes, Inc. (a)	6,772	541
II-VI, Inc. (a)	5,780	395
Insight Enterprises, Inc. (a)	19,701	1,880
InterDigital, Inc.	11,426	725
J2 Global, Inc. (a)	9,479	1,136
Knowles Corp. (a)	30,192	632
LiveRamp Holdings, Inc. (a)	7,008	364
Manhattan Associates, Inc. (a)	11,064	1,299
ManTech International Corp. 'A'	4,375	380
NetScout Systems, Inc. (a)	51,460	1,449
PC Connection, Inc.	4,036	187
Perspecta, Inc.	47,520	1,380
Plexus Corp. (a)	6,245	574
Sanmina Corp. (a)	31,784	1,315
ScanSource, Inc. (a)	9,880	296
Silicon Laboratories, Inc. (a)	1,746	246
Sykes Enterprises, Inc. (a)	13,428	592

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2021 (Unaudited)

Synaptics, Inc. (a)	17,071	2,312
Teradata Corp. (a)	213,388	8,224
TTM Technologies, Inc. (a)	47,782	693
Verint Systems, Inc. (a)	5,781	263
Vishay Intertechnology, Inc.	42,919	1,034
Xperi Holding Corp.	17,328	377

		35,231

MATERIALS 5.7%
Allegheny Technologies, Inc. (a)	2,941	62
Avient Corp.	30,697	1,451
Boise Cascade Co.	5,826	349
Cabot Corp.	14,810	777
Carpenter Technology Corp.	10,216	420
Chemours Co.	105,738	2,951
Commercial Metals Co.	29,225	901
Compass Minerals International, Inc.	10,039	630
Domtar Corp.	146,548	5,415
Eagle Materials, Inc.	6,439	865
Element Solutions, Inc.	110,411	2,019
Graphic Packaging Holding Co.	50,525	918
Greif, Inc. 'A'	15,885	905
HB Fuller Co.	4,542	286
Innospec, Inc.	3,267	336
Kaiser Aluminum Corp.	4,692	519
Louisiana-Pacific Corp.	24,241	1,344
Minerals Technologies, Inc.	5,435	409
O-I Glass, Inc.	26,773	395
Olin Corp.	34,751	1,320
PQ Group Holdings, Inc.	6,441	108
Schweitzer-Mauduit International, Inc.	10,260	502
Sensient Technologies Corp.	11,478	895
Silgan Holdings, Inc.	25,298	1,063
Stepan Co.	3,520	447
Trinseo S.A.	59,607	3,795
Warrior Met Coal, Inc.	27,560	472
Worthington Industries, Inc.	12,781	858

		30,412

REAL ESTATE 3.2%
Kennedy-Wilson Holdings, Inc.	21,587	436
New York REIT, Inc. «	4,082	68
Realogy Holdings Corp. (a)	1,099,011	16,628

		17,132

UTILITIES 2.0%
ALLETE, Inc.	12,904	867
Avista Corp.	29,799	1,423
Black Hills Corp.	15,603	1,042
Clearway Energy, Inc. 'C'	24,974	703
Hawaiian Electric Industries, Inc.	46,053	2,046
New Jersey Resources Corp.	11,184	446
NorthWestern Corp.	17,986	1,173
Otter Tail Corp.	10,163	469
PNM Resources, Inc.	29,428	1,443
Spire, Inc.	11,671	862

		10,474

Total United States		497,892

Total Common Stocks (Cost $271,362)		499,067

REAL ESTATE INVESTMENT TRUSTS 5.9%
UNITED STATES 5.9%
FINANCIALS 0.5%
Chimera Investment Corp.	88,116	1,119
Invesco Mortgage Capital, Inc. (c)	53,152	213
Ladder Capital Corp.	20,758	245
MFA Financial, Inc.	49,480	201
PennyMac Mortgage Investment Trust	34,994	686
Two Harbors Investment Corp.	40,864	300

		2,764

REAL ESTATE 5.4%
Acadia Realty Trust	8,651	164
Alexander & Baldwin, Inc.	28,389	477
Apple Hospitality REIT, Inc.	94,631	1,379
Brandywine Realty Trust	51,846	669

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2021 (Unaudited)

Columbia Property Trust, Inc.	42,999	735
Corporate Office Properties Trust	22,768	600
Cousins Properties, Inc.	24,908	881
DiamondRock Hospitality Co.	72,720	749
Diversified Healthcare Trust	170,386	814
Empire State Realty Trust, Inc. 'A'	28,927	322
Equity Commonwealth	18,766	522
GEO Group, Inc. (c)	59,391	461
Healthcare Realty Trust, Inc.	21,697	658
Kite Realty Group Trust	42,562	821
Lexington Realty Trust	76,085	845
Mack-Cali Realty Corp.	26,901	416
National Health Investors, Inc.	1,202	87
Outfront Media, Inc.	57,816	1,262
Paramount Group, Inc.	81,276	823
Physicians Realty Trust	28,611	506
Piedmont Office Realty Trust, Inc. 'A'	62,906	1,093
PS Business Parks, Inc.	2,492	385
Rayonier, Inc.	31,102	1,003
Retail Opportunity Investments Corp.	20,431	324
Retail Properties of America, Inc. 'A'	110,797	1,161
RLJ Lodging Trust	50,202	777
Ryman Hospitality Properties, Inc.	4,673	362
Sabra Health Care REIT, Inc.	15,928	277
SITE Centers Corp.	85,564	1,160
Spirit Realty Capital, Inc.	33,159	1,409
Sunstone Hotel Investors, Inc.	72,849	908
Tanger Factory Outlet Centers, Inc. (c)	42,716	646
Uniti Group, Inc.	304,118	3,354
Urban Edge Properties	13,274	219
Washington Real Estate Investment Trust	14,827	328
Weingarten Realty Investors	36,647	986
Xenia Hotels & Resorts, Inc.	49,945	974

		28,557

Total Real Estate Investment Trusts (Cost $19,566)		31,321

Total Investments in Securities (Cost $290,928)		530,388

INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
MUTUAL FUNDS 2.8%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	14,854,731	14,855

Total Short-Term Instruments (Cost $14,855)		14,855

Total Investments in Affiliates (Cost $14,855)		14,855

Total Investments 102.9% (Cost $305,783)		$545,243
Other Assets and Liabilities, net (2.9)%		(15,313)

Net Assets 100.0%		$529,930

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $14,555 were out on loan in exchange for $14,855 of cash collateral as of March 31, 2021.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Israel
	Information Technology	$228	$0	$0	$228
United Kingdom
	Financials	947	0	0	947
United States
	Communication Services	9,982	49	0	10,031
	Consumer Discretionary	96,628	0	0	96,628
	Consumer Staples	40,563	0	0	40,563
	Energy	87,057	0	0	87,057
	Financials	49,685	0	0	49,685
	Health Care	49,504	0	0	49,504
	Industrials	71,175	0	0	71,175
	Information Technology	35,224	7	0	35,231
	Materials	30,412	0	0	30,412
	Real Estate	17,064	0	68	17,132
	Utilities	10,474	0	0	10,474
Real Estate Investment Trusts
United States
	Financials	2,764	0	0	2,764
	Real Estate	28,557	0	0	28,557

		$530,264	$56	$68	$530,388
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		14,855	0	0	14,855

Total Investments		$545,119	$56	$68	$545,243

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤

COMMON STOCKS 89.9%
AUSTRALIA 0.0%
MATERIALS 0.0%
MMG Ltd. (a)	80,000	$45

Total Australia		45

BRAZIL 5.1%
CONSUMER DISCRETIONARY 0.1%
Lojas Renner S.A.	35,780	271
Petrobras Distribuidora S.A.	127,900	502

		773

CONSUMER STAPLES 0.7%
Ambev S.A.	473,500	1,286
BRF S.A. (a)	41,800	187
JBS S.A.	349,600	1,881
Raia Drogasil S.A.	126,600	564

		3,918

ENERGY 0.2%
Cosan S.A.	16,200	263
Ultrapar Participacoes S.A.	261,200	984

		1,247

FINANCIALS 0.7%
B3 S.A. - Brasil Bolsa Balcao	180,800	1,754
Banco BTG Pactual S.A.	35,700	616
Banco do Brasil S.A.	235,400	1,273
BB Seguridade Participacoes S.A.	27,400	118
Porto Seguro S.A.	16,600	139

		3,900

HEALTH CARE 0.0%
Hypera S.A.	11,600	66

INDUSTRIALS 0.4%
CCR S.A.	33,900	78
WEG S.A.	177,330	2,349

		2,427

MATERIALS 2.9%
Cia Siderurgica Nacional S.A.	126,000	848
Klabin S.A. (a)	194,700	956
Suzano S.A.	95,400	1,162
Vale S.A.	787,800	13,712

		16,678

UTILITIES 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	14,500	106

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Engie Brasil Energia S.A.	31,025	231

		337

Total Brazil		29,346

CHILE 0.9%
COMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A.	7,748	49

CONSUMER DISCRETIONARY 0.1%
Falabella S.A.	188,238	855

CONSUMER STAPLES 0.2%
Cencosud S.A.	484,287	1,035
Cia Cervecerias Unidas S.A.	33,409	293

		1,328

ENERGY 0.1%
Empresas COPEC S.A.	26,686	330

FINANCIALS 0.1%
Banco de Chile	3,096,864	365
Banco de Credito e Inversiones	2,298	121
Banco Santander Chile	1,428,580	89
Itau CorpBanca Chile S.A. (a)	37,212,184	143

		718

MATERIALS 0.1%
CAP S.A.	13,164	213
Empresas CMPC S.A.	24,100	77

		290

UTILITIES 0.3%
AES Gener S.A.	962,888	163
Aguas Andinas S.A. 'A'	817,671	253
Colbun S.A.	1,276,553	248
Enel Americas S.A.	3,929,306	656
Enel Chile S.A.	3,382,071	263

		1,583

Total Chile		5,153

CHINA 13.3%
COMMUNICATION SERVICES 2.5%
JOYY, Inc. ADR	7,446	698
NetEase, Inc. ADR	34,101	3,521
Tencent Holdings Ltd.	98,700	7,877
Tencent Music Entertainment Group ADR (a)	117,374	2,405

		14,501

CONSUMER DISCRETIONARY 4.9%
ANTA Sports Products Ltd.	138,000	2,263
BAIC Motor Corp. Ltd. 'H'	836,000	269
BYD Co. Ltd. 'H'	62,000	1,342
Dongfeng Motor Group Co. Ltd. 'H'	430,000	401
GOME Retail Holdings Ltd. (a)(c)	5,311,000	987
Great Wall Motor Co. Ltd. 'H'	778,500	2,177
JD.com, Inc. ADR (a)	83,485	7,040
Meituan 'B' (a)	181,300	7,075
Shenzhou International Group Holdings Ltd.	108,300	2,265
Trip.com Group Ltd. ADR (a)	34,900	1,383
Vipshop Holdings Ltd. ADR (a)	50,398	1,505
Yum China Holdings, Inc.	15,440	914
Zhongsheng Group Holdings Ltd.	73,000	517

		28,138

CONSUMER STAPLES 0.6%
Dali Foods Group Co. Ltd.	304,000	173
Hengan International Group Co. Ltd.	153,500	1,009
Tingyi Cayman Islands Holding Corp.	304,000	559
Tsingtao Brewery Co. Ltd. 'H'	80,000	712
Uni-President China Holdings Ltd.	139,000	169

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Want Want China Holdings Ltd.	869,000	653

		3,275

ENERGY 1.0%
China Petroleum & Chemical Corp. 'H'	7,288,000	3,861
China Shenhua Energy Co. Ltd. 'H'	536,500	1,109
Yanzhou Coal Mining Co. Ltd. 'H'	600,000	712

		5,682

FINANCIALS 0.8%
China Merchants Bank Co. Ltd. 'H'	410,500	3,145
China Pacific Insurance Group Co. Ltd.	158,200	626
CSC Financial Co. Ltd. 'H'	39,500	52
GF Securities Co. Ltd. 'H'	114,234	176
Postal Savings Bank of China Co. Ltd. 'H'	557,000	417

		4,416

HEALTH CARE 0.1%
China Resources Pharmaceutical Group Ltd.	119,500	75
CSPC Pharmaceutical Group Ltd.	85,680	104
Shanghai Fosun Pharmaceutical Group Co. Ltd.	65,000	278
Sinopharm Group Co. Ltd. 'H'	30,000	73

		530

INDUSTRIALS 0.6%
Beijing Capital International Airport Co. Ltd. 'H'	62,000	48
China Communications Services Corp. Ltd. 'H'	170,000	77
China International Marine Containers Group Co. Ltd. 'H'	44,600	79
COSCO SHIPPING Holdings Co. Ltd. 'H' (a)	220,000	285
Jiangsu Expressway Co. Ltd. 'H'	248,000	309
Metallurgical Corp. of China Ltd.	205,000	53
Sinopec Engineering Group Co. Ltd. 'H'	773,500	428
Sinotrans Ltd. 'H'	275,000	102
Sinotruk Hong Kong Ltd.	41,000	124
Weichai Power Co. Ltd. 'H'	250,000	628
Xinjiang Goldwind Science & Technology Co. Ltd.	25,400	48
Yangzijiang Shipbuilding Holdings Ltd.	629,100	600
Zhejiang Expressway Co. Ltd. 'H'	194,000	172
Zhuzhou CRRC Times Electric Co. Ltd. 'H'	78,200	293
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H'	34,000	49

		3,295

INFORMATION TECHNOLOGY 1.3%
AAC Technologies Holdings, Inc.	51,500	262
Baidu, Inc. SP - ADR (a)	19,327	4,205
BYD Electronic International Co. Ltd.	62,500	368
FIH Mobile Ltd. (a)	1,188,000	168
Lenovo Group Ltd.	1,324,000	1,890
Sunny Optical Technology Group Co. Ltd.	36,000	827

		7,720

MATERIALS 0.8%
Aluminum Corp. of China Ltd. 'H' (a)	102,000	42
Angang Steel Co. Ltd. 'H'	94,000	47
Anhui Conch Cement Co. Ltd. 'H'	109,500	715
China BlueChemical Ltd. 'H'	286,000	69
China Hongqiao Group Ltd.	74,000	99
China Molybdenum Co. Ltd. 'H'	132,000	81
China National Building Material Co. Ltd. 'H'	1,138,000	1,649
Jiangxi Copper Co. Ltd. 'H'	538,000	1,033
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	1,474,000	349
Zijin Mining Group Co. Ltd. 'H'	556,000	688

		4,772

REAL ESTATE 0.2%
Agile Group Holdings Ltd.	108,000	177
China Evergrande Group	145,000	277
Greentown China Holdings Ltd.	157,000	203
Guangzhou R&F Properties Co. Ltd. 'H'	90,000	119
Kaisa Group Holdings Ltd.	293,000	145
KWG Property Holding Ltd.	100,000	172
Powerlong Real Estate Holdings Ltd.	57,000	57
Sino-Ocean Group Holding Ltd.	509,000	114

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

SOHO China Ltd.	323,000	99

		1,363

UTILITIES 0.5%
Beijing Jingneng Clean Energy Co. Ltd. 'H'	348,000	79
China Longyuan Power Group Corp. Ltd. 'H'	201,000	274
ENN Energy Holdings Ltd.	91,000	1,468
Huadian Power International Corp. Ltd. 'H'	312,000	96
Huaneng Power International, Inc. 'H'	1,928,000	686

		2,603

Total China		76,295

GREECE 0.4%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	24,819	398

CONSUMER DISCRETIONARY 0.0%
OPAP S.A.	20,603	278

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries S.A.	10,783	170

FINANCIALS 0.2%
Alpha Bank AE (a)	207,671	223
Eurobank Ergasias S.A. (a)	635,534	541
National Bank of Greece S.A. (a)	164,181	478
Piraeus Financial Holdings S.A. (a)(c)	67,318	35

		1,277

UTILITIES 0.1%
Public Power Corp. S.A. (a)	30,318	324

Total Greece		2,447

HONG KONG 2.0%
CONSUMER DISCRETIONARY 0.2%
Geely Automobile Holdings Ltd.	494,000	1,271

CONSUMER STAPLES 0.9%
China Mengniu Dairy Co. Ltd.	228,000	1,314
China Resources Beer Holdings Co. Ltd.	462,000	3,641

		4,955

FINANCIALS 0.0%
China Everbright Ltd.	154,000	201

INDUSTRIALS 0.0%
COSCO SHIPPING Ports Ltd.	336,000	245
Shanghai Industrial Holdings Ltd.	24,000	36

		281

REAL ESTATE 0.4%
China Overseas Land & Investment Ltd.	679,500	1,776
Poly Property Group Co. Ltd.	298,000	88
Yuexiu Property Co. Ltd.	1,182,000	268

		2,132

UTILITIES 0.5%
China Power International Development Ltd.	1,073,000	250
China Resources Gas Group Ltd.	118,000	655
China Resources Power Holdings Co. Ltd.	410,000	547
Guangdong Investment Ltd.	368,000	601

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Kunlun Energy Co. Ltd.	644,000	680

		2,733

Total Hong Kong		11,573

INDIA 7.4%
CONSUMER DISCRETIONARY 0.5%
Tata Motors Ltd. ADR (a)	144,850	3,011

ENERGY 1.4%
Reliance Industries Ltd.	141,862	7,843

FINANCIALS 0.9%
HDFC Bank Ltd. ADR (a)	40,162	3,120
State Bank of India GDR (a)	37,720	1,871

		4,991

HEALTH CARE 0.6%
Dr Reddy's Laboratories Ltd. ADR	53,081	3,259

INFORMATION TECHNOLOGY 3.6%
Infosys Ltd. SP - ADR	904,850	16,939
Wipro Ltd. ADR	595,166	3,773

		20,712

MATERIALS 0.4%
Vedanta Ltd. ADR	212,383	2,670

Total India		42,486

INDONESIA 1.0%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	4,702,400	1,110

CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	2,105,100	767

CONSUMER STAPLES 0.2%
Charoen Pokphand Indonesia Tbk PT	535,800	259
Gudang Garam Tbk PT (a)	67,900	169
Hanjaya Mandala Sampoerna Tbk PT	3,555,700	338
Indofood CBP Sukses Makmur Tbk PT	258,100	163
Indofood Sukses Makmur Tbk PT	527,000	240
Unilever Indonesia Tbk PT	63,500	29

		1,198

ENERGY 0.2%
Adaro Energy Tbk PT	5,610,500	455
Bukit Asam Tbk PT	1,354,800	245
Indo Tambangraya Megah Tbk PT	302,600	239

		939

FINANCIALS 0.1%
Bank Central Asia Tbk PT	171,200	367

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	692,800	75

INDUSTRIALS 0.1%
United Tractors Tbk PT	142,600	217

MATERIALS 0.1%
Aneka Tambang Tbk	314,000	49
Barito Pacific Tbk PT (a)	714,500	47
Indah Kiat Pulp & Paper Corp. Tbk PT	265,000	191
Indocement Tunggal Prakarsa Tbk PT	196,200	165

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Semen Indonesia Persero Tbk PT	286,300	206

		658

UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT	1,440,700	131

Total Indonesia		5,462

MALAYSIA 1.3%
COMMUNICATION SERVICES 0.1%
Axiata Group Bhd.	213,500	188
DiGi.Com Bhd.	261,500	230
Maxis Bhd.	69,900	76
Telekom Malaysia Bhd.	230,900	342

		836

CONSUMER DISCRETIONARY 0.2%
Genting Bhd.	521,400	633
Genting Malaysia Bhd.	629,200	466

		1,099

CONSUMER STAPLES 0.1%
IOI Corp. Bhd.	110,700	112
Kuala Lumpur Kepong Bhd.	45,600	253
PPB Group Bhd.	52,880	236
Sime Darby Plantation Bhd.	41,600	46

		647

ENERGY 0.0%
Petronas Dagangan Bhd.	24,400	118

FINANCIALS 0.4%
AMMB Holdings Bhd.	188,700	133
CIMB Group Holdings Bhd.	458,800	481
Hong Leong Bank Bhd.	17,100	77
Malayan Banking Bhd.	315,700	629
Public Bank Bhd.	1,016,300	1,030
RHB Bank Bhd.	52,600	68

		2,418

HEALTH CARE 0.1%
Hartalega Holdings Bhd.	21,300	46
IHH Healthcare Bhd.	39,000	50
Top Glove Corp. Bhd.	239,000	261

		357

INDUSTRIALS 0.1%
IJM Corp. Bhd.	351,700	144
MISC Bhd.	170,300	280
Sime Darby Bhd.	483,400	280

		704

MATERIALS 0.1%
Petronas Chemicals Group Bhd.	145,700	282
Press Metal Aluminium Holdings Bhd.	20,600	49

		331

UTILITIES 0.2%
Petronas Gas Bhd.	57,600	222
Tenaga Nasional Bhd.	260,200	636
YTL Corp. Bhd.	252,451	41

		899

Total Malaysia		7,409

MEXICO 1.8%
COMMUNICATION SERVICES 0.4%
America Movil S.A.B. de C.V.	3,346,500	2,286

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

CONSUMER STAPLES 0.7%
Arca Continental S.A.B. de C.V.	45,800	226
Coca-Cola Femsa S.A.B. de C.V.	27,930	129
Gruma S.A.B. de C.V. 'B'	47,010	555
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	395,700	676
Wal-Mart de Mexico S.A.B. de C.V.	721,300	2,275

		3,861

FINANCIALS 0.0%
Grupo Elektra S.A.B. de C.V.	425	29

INDUSTRIALS 0.1%
Alfa S.A.B. de C.V. 'A'	424,000	245
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	10,100	105

		350

MATERIALS 0.6%
Cemex S.A.B. de C.V.	1,296,800	915
Grupo Mexico S.A.B. de C.V. 'B'	415,800	2,186
Orbia Advance Corp. S.A.B. de C.V.	147,500	394

		3,495

UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	48,800	188

Total Mexico		10,209

PHILIPPINES 0.3%
COMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	2,995	116
PLDT, Inc.	16,250	411

		527

CONSUMER STAPLES 0.0%
Universal Robina Corp.	44,410	122

FINANCIALS 0.1%
Bank of the Philippine Islands	16,571	28
Metro Pacific Investments Corp.	2,261,000	175
Metropolitan Bank & Trust Co.	144,542	132

		335

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	646,600	142
Ayala Corp.	22,050	336
International Container Terminal Services, Inc.	87,830	220

		698

UTILITIES 0.0%
Manila Electric Co.	33,970	191

Total Philippines		1,873

POLAND 0.6%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat S.A.	29,480	220
Orange Polska S.A. (a)	105,507	176

		396

ENERGY 0.2%
Grupa Lotos S.A.	23,548	259
Polski Koncern Naftowy ORLEN S.A.	48,043	771
Polskie Gornictwo Naftowe i Gazownictwo S.A.	70,566	107

		1,137

FINANCIALS 0.1%
Powszechny Zaklad Ubezpieczen S.A.	49,076	423

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

MATERIALS 0.1%
Jastrzebska Spolka Weglowa S.A. (a)	5,985	45
KGHM Polska Miedz S.A. (a)	21,322	1,024

		1,069

UTILITIES 0.1%
PGE Polska Grupa Energetyczna S.A. (a)	170,763	294
Tauron Polska Energia S.A. (a)	296,598	194

		488

Total Poland		3,513

RUSSIA 7.8%
COMMUNICATION SERVICES 0.7%
Mobile TeleSystems PJSC	568,530	2,377
Rostelecom PJSC (c)	212,820	303
Sistema PJSC FC	3,000,800	1,360

		4,040

CONSUMER STAPLES 0.2%
Magnit PJSC	16,208	1,144

ENERGY 4.1%
Gazprom Neft PJSC	74,160	363
Gazprom PJSC	2,558,840	7,729
LUKOIL PJSC	106,731	8,627
Novatek PJSC	100,171	1,979
Rosneft Oil Co. PJSC	309,330	2,339
Surgutneftegas PJSC	4,106,300	1,877
Tatneft PJSC	71,736	568

		23,482

FINANCIALS 0.3%
Credit Bank of Moscow PJSC (a)	544,700	51
Moscow Exchange MICEX-RTS PJSC	132,510	305
Sberbank of Russia PJSC	310,800	1,193
VTB Bank PJSC	911,470,000	514

		2,063

INDUSTRIALS 0.0%
Aeroflot PJSC (c)	123,650	110

MATERIALS 2.1%
Alrosa PJSC	933,410	1,306
Magnitogorsk Iron & Steel Works PJSC	857,330	685
MMC Norilsk Nickel PJSC	16,641	5,223
Novolipetsk Steel PJSC	446,580	1,427
PhosAgro PJSC	9,769	523
Polyus PJSC	4,620	855
Severstal PAO	95,639	1,947

		11,966

UTILITIES 0.4%
Federal Grid Co. Unified Energy System PJSC	64,820,000	186
Inter RAO UES PJSC	14,866,000	1,008
Rosseti PJSC	13,622,000	272
RusHydro PJSC	49,462,000	533
Unipro PJSC (c)	6,137,000	239

		2,238

Total Russia		45,043

SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	21,900	213

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Total Singapore		213

SOUTH AFRICA 4.2%
COMMUNICATION SERVICES 0.4%
MTN Group Ltd.	340,007	1,997
MultiChoice Group	5,729	50
Telkom S.A. SOC Ltd.	65,064	186

		2,233

CONSUMER DISCRETIONARY 1.1%
Foschini Group Ltd.	31,188	259
Mr Price Group Ltd.	23,984	314
Naspers Ltd. 'N'	22,319	5,345
Truworths International Ltd.	59,250	192
Woolworths Holdings Ltd.	62,942	211

		6,321

CONSUMER STAPLES 0.3%
Bid Corp. Ltd.	31,502	611
Shoprite Holdings Ltd.	85,737	912
SPAR Group Ltd.	21,699	279
Tiger Brands Ltd.	22,555	322

		2,124

ENERGY 0.1%
Exxaro Resources Ltd.	41,155	485

FINANCIALS 0.2%
Absa Group Ltd.	22,471	192
Discovery Ltd.	27,009	242
FirstRand Ltd. (c)	69,491	243
Standard Bank Group Ltd.	77,553	659

		1,336

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	30,595	299
Netcare Ltd.	180,453	174

		473

INDUSTRIALS 0.1%
Barloworld Ltd.	49,829	305

MATERIALS 1.9%
African Rainbow Minerals Ltd.	2,690	50
Anglo American Platinum Ltd.	1,537	224
AngloGold Ashanti Ltd.	72,245	1,573
Gold Fields Ltd.	369,843	3,476
Impala Platinum Holdings Ltd.	149,129	2,753
Kumba Iron Ore Ltd.	19,429	800
Sappi Ltd.	93,921	292
Sasol Ltd. (a)	115,965	1,676
Sibanye Stillwater Ltd.	64,709	288

		11,132

Total South Africa		24,409

SOUTH KOREA 23.1%
COMMUNICATION SERVICES 2.1%
Kakao Corp.	3,227	1,424
KT Corp. SP - ADR	162,357	2,020
LG Uplus Corp.	60,129	652
NAVER Corp.	12,627	4,228
NCSoft Corp.	1,617	1,250
SK Telecom Co. Ltd.	9,390	2,290

		11,864

CONSUMER DISCRETIONARY 9.0%
Coway Co. Ltd.	9,741	566
Hankook Tire & Technology Co. Ltd.	24,982	1,087
Hanon Systems	36,204	567
Hyundai Department Store Co. Ltd.	3,301	266

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Hyundai Mobis Co. Ltd.	25,302	6,563
Hyundai Motor Co.	101,478	19,667
Hyundai Wia Corp.	6,089	417
Kangwon Land, Inc.	26,913	604
Kia Motors Corp.	198,203	14,569
LG Electronics, Inc.	41,836	5,585
LOTTE Himart Co. Ltd.	8,760	325
Lotte Shopping Co. Ltd.	8,154	912
Mando Corp.	5,568	326
Shinsegae, Inc.	638	159

		51,613

CONSUMER STAPLES 1.1%
Amorepacific Corp.	6,010	653
BGF retail Co. Ltd.	441	62
CJ CheilJedang Corp.	2,095	762
E-MART, Inc.	10,099	1,535
GS Retail Co. Ltd.	4,922	167
KT&G Corp.	28,664	2,065
LG Household & Health Care Ltd.	598	830
NongShim Co. Ltd.	757	190

		6,264

ENERGY 1.4%
GS Holdings Corp.	23,019	799
SK Gas Ltd.	3,243	306
SK Innovation Co. Ltd.	35,693	6,952

		8,057

FINANCIALS 1.9%
BNK Financial Group, Inc.	123,961	744
DB Insurance Co. Ltd.	10,766	450
DGB Financial Group, Inc.	73,718	550
Hana Financial Group, Inc.	10,810	409
Hanwha Life Insurance Co. Ltd.	148,685	421
Hyundai Marine & Fire Insurance Co. Ltd.	31,432	681
Industrial Bank of Korea	83,309	675
Meritz Financial Group, Inc.	15,010	228
Meritz Fire & Marine Insurance Co. Ltd.	14,811	254
Mirae Asset Daewoo Co. Ltd.	19,542	171
Samsung Card Co. Ltd.	8,391	256
Samsung Fire & Marine Insurance Co. Ltd.	9,050	1,521
Samsung Life Insurance Co. Ltd.	20,734	1,433
Shinhan Financial Group Co. Ltd.	93,446	3,104
Woori Financial Group, Inc.	5,651	50

		10,947

HEALTH CARE 0.0%
Genome & Co. (a)	4,467	202

INDUSTRIALS 2.5%
CJ Corp.	7,124	594
CJ Logistics Corp. (a)	1,994	324
Daelim Industrial Co. Ltd.	7,119	553
Daewoo Engineering & Construction Co. Ltd. (a)	8,990	53
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	5,735	144
Doosan Bobcat, Inc.	7,423	277
Doosan Co. Ltd.	5,056	224
Doosan Heavy Industries & Construction Co. Ltd. (a)	84,614	979
Doosan Infracore Co. Ltd. (a)	21,885	221
GS Engineering & Construction Corp.	6,278	240
Hanwha Corp.	33,122	938
Hyundai Engineering & Construction Co. Ltd.	10,160	397
Hyundai Glovis Co. Ltd.	5,860	976
Hyundai Heavy Industries Holdings Co. Ltd.	3,123	806
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	1,380	164
Korean Air Lines Co. Ltd.	20,392	493
LG Corp.	17,237	1,383
LG International Corp.	17,433	493
LS Corp.	10,722	652
Posco International Corp.	22,537	403
S-1 Corp.	1,843	133
Samsung C&T Corp.	11,242	1,243
Samsung Heavy Industries Co. Ltd. (a)	18,407	127
SK Holdings Co. Ltd.	8,173	2,049

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

SK Networks Co. Ltd.	100,810	503

		14,369

INFORMATION TECHNOLOGY 2.0%
LG Display Co. Ltd.	142,937	2,896
LG Innotek Co. Ltd.	260	47
Samsung Electro-Mechanics Co. Ltd.	8,890	1,484
Samsung SDI Co. Ltd.	3,608	2,122
SK Hynix, Inc.	42,964	5,072

		11,621

MATERIALS 2.3%
Dongkuk Steel Mill Co. Ltd.	43,945	532
Hanwha Chemical Corp.	11,255	503
Hyundai Steel Co.	44,757	1,910
Kolon Industries, Inc.	4,100	218
Korea Petrochemical Ind Co. Ltd.	945	273
Korea Zinc Co. Ltd.	1,305	473
Kumho Petrochemical Co. Ltd.	1,978	464
LG Chem Ltd.	3,298	2,360
Lotte Chemical Corp.	1,207	322
OCI Co. Ltd.	957	104
POSCO	18,931	5,364
Seah Besteel Corp.	18,390	303
Taekwang Industrial Co. Ltd.	123	100

		12,926

UTILITIES 0.8%
Korea Electric Power Corp.	200,994	4,123
Korea Gas Corp.	23,090	690

		4,813

Total South Korea		132,676

TAIWAN 15.8%
COMMUNICATION SERVICES 0.4%
Chunghwa Telecom Co. Ltd.	334,000	1,307
Far EasTone Telecommunications Co. Ltd.	239,000	537
Taiwan Mobile Co. Ltd.	207,000	712

		2,556

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	349,000	592
China Motor Corp. (a)	28,000	65
Eclat Textile Co. Ltd.	4,000	67
Feng TAY Enterprise Co. Ltd.	8,000	55
Formosa Taffeta Co. Ltd.	363,000	393
Giant Manufacturing Co. Ltd.	6,000	73
Hotai Motor Co. Ltd.	16,000	331
Kinpo Electronics	109,000	50
Nien Made Enterprise Co. Ltd.	3,000	42
Pou Chen Corp.	411,000	477
Yulon Motor Co. Ltd. (a)	368,509	571

		2,716

CONSUMER STAPLES 0.3%
President Chain Store Corp.	36,000	344
Uni-President Enterprises Corp.	423,000	1,086

		1,430

ENERGY 0.1%
Formosa Petrochemical Corp.	154,000	524

FINANCIALS 1.5%
Cathay Financial Holding Co. Ltd.	514,000	866
Chailease Holding Co. Ltd.	53,000	367
Chang Hwa Commercial Bank Ltd.	83,000	51
China Development Financial Holding Corp.	589,000	217
China Life Insurance Co. Ltd.	58,000	52
CTBC Financial Holding Co. Ltd.	1,958,000	1,520
E.Sun Financial Holding Co. Ltd.	530,244	486
First Financial Holding Co. Ltd.	937,010	730
Fubon Financial Holding Co. Ltd.	787,000	1,570
Hua Nan Financial Holdings Co. Ltd. 'C'	44,407	29
Mega Financial Holding Co. Ltd.	1,070,000	1,197

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Shanghai Commercial & Savings Bank Ltd.	210,605	310
Shin Kong Financial Holding Co. Ltd.	588,965	189
SinoPac Financial Holdings Co. Ltd.	1,485,528	671
Taishin Financial Holding Co. Ltd.	931,542	438
Taiwan Cooperative Financial Holding Co. Ltd.	154,510	115

		8,808

INDUSTRIALS 0.4%
China Airlines Ltd.	667,000	357
Eva Airways Corp.	307,400	169
Evergreen Marine Corp. Taiwan Ltd. (a)	263,000	422
Far Eastern New Century Corp.	479,000	509
Hiwin Technologies Corp.	3,000	43
Taiwan High Speed Rail Corp.	124,000	137
Walsin Lihwa Corp.	513,000	343
Wan Hai Lines Ltd.	95,000	184

		2,164

INFORMATION TECHNOLOGY 11.4%
Acer, Inc.	1,034,000	1,144
Advantech Co. Ltd.	39,291	490
ASE Technology Holding Co. Ltd.	136,000	519
Asustek Computer, Inc.	204,000	2,676
AU Optronics Corp. (a)	5,065,000	3,779
Catcher Technology Co. Ltd.	93,000	691
Chicony Electronics Co. Ltd.	15,000	54
Compal Electronics, Inc.	935,000	878
Delta Electronics, Inc.	225,000	2,295
Foxconn Technology Co. Ltd.	39,000	100
Hon Hai Precision Industry Co. Ltd.	569,600	2,499
Innolux Corp.	8,697,000	6,491
Inventec Corp.	578,000	548
Largan Precision Co. Ltd.	2,410	273
Lite-On Technology Corp.	442,000	980
MediaTek, Inc.	228,000	7,842
Micro-Star International Co. Ltd.	252,000	1,548
Nan Ya Printed Circuit Board Corp.	4,000	50
Nanya Technology Corp.	16,000	52
Novatek Microelectronics Corp.	139,000	2,832
Pegatron Corp.	752,000	1,962
Powertech Technology, Inc.	257,000	954
Quanta Computer, Inc.	566,000	1,952
Radiant Opto-Electronics Corp.	12,000	54
Realtek Semiconductor Corp.	17,000	297
Silicon Motion Technology Corp. ADR	745	44
Supreme Electronics Co. Ltd.	34,000	51
Synnex Technology International Corp.	334,000	640
Taiwan Semiconductor Manufacturing Co. Ltd.	834,000	17,563
TPK Holding Co. Ltd. (a)	28,000	49
Unimicron Technology Corp.	16,000	52
United Microelectronics Corp.	2,345,000	4,206
Winbond Electronics Corp.	50,000	52
Wistron Corp.	781,347	921
WPG Holdings Ltd.	280,560	481
WT Microelectronics Co. Ltd.	31,000	51
Yageo Corp.	16,000	313
Zhen Ding Technology Holding Ltd.	69,000	293

		65,676

MATERIALS 1.2%
Asia Cement Corp.	554,000	930
China Steel Corp.	1,087,000	989
Feng Hsin Steel Co. Ltd.	21,000	52
Formosa Chemicals & Fibre Corp.	359,000	1,105
Formosa Plastics Corp.	366,000	1,300
Nan Ya Plastics Corp.	302,000	849
Taiwan Cement Corp.	940,422	1,545

		6,770

Total Taiwan		90,644

THAILAND 3.9%
COMMUNICATION SERVICES 0.3%
Advanced Info Service PCL	160,700	894
Digital Telecommunications Infrastructure Fund	1,197,800	460

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Total Access Communication PCL	185,900	195

		1,549

CONSUMER DISCRETIONARY 0.0%
Minor International PCL	50,400	53

CONSUMER STAPLES 0.6%
Berli Jucker PCL	73,000	92
Charoen Pokphand Foods PCL	1,279,700	1,211
CP ALL PCL	513,800	1,140
Thai Beverage PCL	776,100	428
Thai Union Group PCL 'F'	1,315,200	619

		3,490

ENERGY 1.0%
Bangchak Corp. PCL	379,700	313
Banpu PCL	506,300	205
Esso Thailand PCL (a)(c)	231,900	62
IRPC PCL (c)	5,087,400	608
PTT Exploration & Production PCL	60,900	222
PTT PCL	2,982,800	3,919
Star Petroleum Refining PCL	1,386,100	400
Thai Oil PCL	28,000	55

		5,784

FINANCIALS 0.5%
Bangkok Bank PCL	148,000	598
Kasikornbank PCL	199,200	926
Krung Thai Bank PCL	683,500	267
Siam Commercial Bank PCL	109,300	391
Thanachart Capital PCL	590,300	719
TMB Bank PCL	2,016,100	80

		2,981

HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL 'F'	579,600	401

INDUSTRIALS 0.4%
Airports of Thailand PCL	194,300	430
Delta Electronics Thailand PCL	233,800	2,170

		2,600

INFORMATION TECHNOLOGY 0.0%
Fabrinet (a)	540	49

MATERIALS 0.8%
Indorama Ventures PCL	33,400	48
PTT Global Chemical PCL	614,500	1,238
Siam Cement PCL	249,600	3,193

		4,479

REAL ESTATE 0.1%
Land & Houses PCL NVDR	1,707,400	468

UTILITIES 0.1%
Electricity Generating PCL	25,600	152
Global Power Synergy PCL	20,500	51
Ratch Group PCL	145,000	238

		441

Total Thailand		22,295

TURKEY 1.0%
COMMUNICATION SERVICES 0.2%
Turk Telekomunikasyon A/S (c)	248,062	205
Turkcell Iletisim Hizmetleri A/S	417,584	763

		968

CONSUMER DISCRETIONARY 0.2%
Arcelik A/S	78,439	319
Ford Otomotiv Sanayi A/S	29,598	693

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Tofas Turk Otomobil Fabrikasi A/S	89,723	360

		1,372

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	32,200	82
BIM Birlesik Magazalar A/S	80,676	691

		773

ENERGY 0.1%
Turkiye Petrol Rafinerileri A/S	33,532	366

FINANCIALS 0.1%
Haci Omer Sabanci Holding A/S	261,019	273
Is Yatirim Menkul Degerler A/S	20,673	39
Turkiye Halk Bankasi A/S (a)(c)	120,619	63
Turkiye Is Bankasi 'C' (a)	325,543	191
Turkiye Vakiflar Bankasi TAO 'D' (a)(c)	152,273	64
Yapi ve Kredi Bankasi A/S (a)	113,207	30

		660

INDUSTRIALS 0.2%
Enka Insaat ve Sanayi A/S	344,215	330
KOC Holding A/S	54,768	129
Turk Hava Yollari AO (a)(c)	316,230	489
Turkiye Sise ve Cam Fabrikalari A/S	98,198	87

		1,035

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	237,264	439

Total Turkey		5,613

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	110,000	136

Total United States		136

Total Common Stocks (Cost $388,320)		516,840

	UNITS
EQUITY-LINKED SECURITIES 1.4%
CHINA 1.4%
FINANCIALS 1.4%
HSBC Bank PLC, Bank of Ningbo Co. Ltd. - Exp. 03/18/2022	7,900	47
HSBC Bank PLC, China Tourism Group Duty Free Corp. Ltd. - Exp. 06/28/2021	4,600	215
HSBC Bank PLC, Contemporary Amperex Technology Co. Ltd. - Exp. 11/23/2021	12,900	634
HSBC Bank PLC, Focus Media Information Technology Co. Ltd. - Exp. 11/23/2021	114,300	162
HSBC Bank PLC, Foshan Haitian Flavouring & Food Co. Ltd. - Exp. 11/23/2021	2,100	51
HSBC Bank PLC, GoerTek, Inc. - Exp. 03/18/2022	60,400	250
HSBC Bank PLC, Guangdong Haid Group Co. Ltd. - Exp. 03/18/2022	4,400	52
HSBC Bank PLC, Hengli Petrochemical Co. Ltd. - Exp. 03/18/2022	9,300	42
HSBC Bank PLC, Industrial Bank Co. Ltd. - Exp. 03/18/2022	291,100	1,070
HSBC Bank PLC, Inner Mongolia Yili Industrial Group Co. Ltd. - Exp. 11/23/2021	64,500	394
HSBC Bank PLC, Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Exp. 03/18/2022	11,700	294
HSBC Bank PLC, Kweichow Moutai Co. Ltd. - Exp. 05/05/2021	4,300	1,318
HSBC Bank PLC, LONGi Green Energy Technology Co. Ltd. - Exp. 03/18/2022	39,200	526
HSBC Bank PLC, Luzhou Laojiao Co. Ltd. - Exp. 03/18/2022	8,800	302
HSBC Bank PLC, Midea Group Co. Ltd. - Exp. 05/17/2021	40,200	505
HSBC Bank PLC, Ping An Bank Co. Ltd. - Exp. 03/18/2022	62,500	210
HSBC Bank PLC, Rongsheng Petrochemical Co. Ltd. - Exp. 03/18/2022	11,000	46
HSBC Bank PLC, Sany Heavy Industry Co. Ltd. - Exp. 03/18/2022	58,100	303
HSBC Bank PLC, SF Holding Co. Ltd. - Exp. 08/03/2021	3,400	42
HSBC Bank PLC, Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Exp. 03/18/2022	2,700	164
HSBC Bank PLC, TCL Technology Group Corp. - Exp. 03/18/2022	279,800	399
HSBC Bank PLC, Tongwei Co. Ltd. - Exp. 03/18/2022	49,200	246
HSBC Bank PLC, Wanhua Chemical Group Co. Ltd. - Exp. 03/18/2022	2,700	44

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

HSBC Bank PLC, Wuliangye Yibin Co. Ltd. - Exp. 11/23/2021	13,900	569

		7,885

Total Equity-Linked Securities (Cost $7,812)		7,885

	SHARES
EXCHANGE-TRADED FUNDS 4.4%
UNITED STATES 4.4%
iShares MSCI India ETF	598,934	25,263

Total Exchange-Traded Funds (Cost $25,342)		25,263

PREFERRED STOCKS 1.9%
BRAZIL 1.6%
BANKING & FINANCE 0.1%
Banco do Estado do Rio Grande do Sul S.A.	15,100	32
Itau Unibanco Holding S.A.	142,250	707

		739

INDUSTRIALS 0.6%
Braskem S.A.	31,700	224
Gerdau S.A.	375,100	2,014
Metalurgica Gerdau S.A.	563,800	1,343

		3,581

UTILITIES 0.9%
Cia de Transmissao de Energia Eletrica Paulista	67,400	303
Cia Energetica de Minas Gerais	373,596	865
Cia Energetica de Sao Paulo	113,600	569
Cia Paranaense de Energia	678,100	859
Petroleo Brasileiro S.A.	576,700	2,469

		5,065

Total Brazil		9,385

CHILE 0.2%
INDUSTRIALS 0.2%
Embotelladora Andina S.A.	84,858	225
Sociedad Quimica y Minera de Chile S.A.	15,753	840

		1,065

Total Chile		1,065

RUSSIA 0.1%
UTILITIES 0.1%
Transneft PJSC	263	509

Total Russia		509

Total Preferred Stocks (Cost $9,395)		10,959

REAL ESTATE INVESTMENT TRUSTS 0.1%
TURKEY 0.1%
REAL ESTATE 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	1,334,212	310

Total Real Estate Investment Trusts (Cost $362)		310

RIGHTS 0.0%
CHILE 0.0%
INDUSTRIALS 0.0%
Sociedad Quimica y Minera de Chile S.A.	2,937	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Total Rights (Cost $0)		12

WARRANTS 1.3%
UNITED KINGDOM 1.3%
FINANCIALS 1.3%
HSBC Bank PLC - Exp. 01/19/2022	211,047	5,029
HSBC Bank PLC - Exp. 03/01/2022	1,575	52
HSBC Bank PLC - Exp. 03/24/2022	11,460	80
HSBC Bank PLC - Exp. 04/05/2022	27,545	762
HSBC Bank PLC - Exp. 05/06/2021	5,027	52
HSBC Bank PLC - Exp. 07/20/2021	55,812	954
HSBC Bank PLC - Exp. 12/06/2021	93,588	862

		7,791

Total Warrants (Cost $6,680)		7,791

Total Investments in Securities (Cost $437,911)		569,060

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund 0.180% (b)(c)(d)	2,244,993	2,245

Total Short-Term Instruments (Cost $2,245)		2,245

Total Investments in Affiliates (Cost $2,245)		2,245

Total Investments 99.4% (Cost $440,156)		$571,305
Other Assets and Liabilities, net 0.6%		3,286

Net Assets 100.0%		$574,591

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $2,011 were out on loan in exchange for $2,271 of cash collateral as of March 31, 2021.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Australia
	Materials	$0	$45	$0	$45
Brazil
	Consumer Discretionary	773	0	0	773
	Consumer Staples	3,918	0	0	3,918
	Energy	1,247	0	0	1,247
	Financials	3,900	0	0	3,900
	Health Care	66	0	0	66
	Industrials	2,427	0	0	2,427
	Materials	16,678	0	0	16,678
	Utilities	337	0	0	337
Chile
	Communication Services	0	49	0	49
	Consumer Discretionary	0	855	0	855
	Consumer Staples	293	1,035	0	1,328
	Energy	0	330	0	330
	Financials	0	718	0	718
	Materials	77	213	0	290
	Utilities	0	1,583	0	1,583
China
	Communication Services	6,624	7,877	0	14,501
	Consumer Discretionary	10,842	17,296	0	28,138
	Consumer Staples	0	3,275	0	3,275
	Energy	0	5,682	0	5,682
	Financials	0	4,416	0	4,416
	Health Care	0	530	0	530
	Industrials	0	3,295	0	3,295
	Information Technology	4,205	3,515	0	7,720
	Materials	0	4,772	0	4,772
	Real Estate	0	1,363	0	1,363
	Utilities	0	2,603	0	2,603
Greece
	Communication Services	0	398	0	398
	Consumer Discretionary	0	278	0	278
	Energy	0	170	0	170
	Financials	541	736	0	1,277
	Utilities	0	324	0	324
Hong Kong
	Consumer Discretionary	0	1,271	0	1,271
	Consumer Staples	0	4,955	0	4,955
	Financials	0	201	0	201
	Industrials	0	281	0	281
	Real Estate	0	2,132	0	2,132
	Utilities	0	2,733	0	2,733
India
	Consumer Discretionary	3,011	0	0	3,011
	Energy	0	7,843	0	7,843
	Financials	4,991	0	0	4,991
	Health Care	3,259	0	0	3,259
	Information Technology	20,712	0	0	20,712
	Materials	2,670	0	0	2,670
Indonesia
	Communication Services	0	1,110	0	1,110
	Consumer Discretionary	0	767	0	767
	Consumer Staples	29	1,169	0	1,198
	Energy	0	939	0	939
	Financials	0	367	0	367
	Health Care	0	75	0	75
	Industrials	0	217	0	217
	Materials	0	658	0	658

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Utilities	0	131	0	131
Malaysia
Communication Services	0	836	0	836
Consumer Discretionary	0	1,099	0	1,099
Consumer Staples	348	299	0	647
Energy	0	118	0	118
Financials	0	2,418	0	2,418
Health Care	0	357	0	357
Industrials	0	704	0	704
Materials	0	331	0	331
Utilities	0	899	0	899
Mexico
Communication Services	2,286	0	0	2,286
Consumer Staples	3,861	0	0	3,861
Financials	29	0	0	29
Industrials	350	0	0	350
Materials	3,495	0	0	3,495
Utilities	188	0	0	188
Philippines
Communication Services	0	527	0	527
Consumer Staples	0	122	0	122
Financials	0	335	0	335
Industrials	0	698	0	698
Utilities	0	191	0	191
Poland
Communication Services	220	176	0	396
Energy	0	1,137	0	1,137
Financials	0	423	0	423
Materials	0	1,069	0	1,069
Utilities	0	488	0	488
Russia
Communication Services	0	4,040	0	4,040
Consumer Staples	0	1,144	0	1,144
Energy	0	23,482	0	23,482
Financials	0	2,063	0	2,063
Industrials	0	110	0	110
Materials	0	11,966	0	11,966
Utilities	0	2,238	0	2,238
Singapore
Industrials	0	213	0	213
South Africa
Communication Services	0	2,233	0	2,233
Consumer Discretionary	192	6,129	0	6,321
Consumer Staples	0	2,124	0	2,124
Energy	485	0	0	485
Financials	0	1,336	0	1,336
Health Care	174	299	0	473
Industrials	305	0	0	305
Materials	0	11,132	0	11,132
South Korea
Communication Services	2,020	9,844	0	11,864
Consumer Discretionary	0	51,613	0	51,613
Consumer Staples	0	6,264	0	6,264
Energy	0	8,057	0	8,057
Financials	0	10,947	0	10,947
Health Care	0	202	0	202
Industrials	133	14,236	0	14,369
Information Technology	0	11,621	0	11,621
Materials	0	12,926	0	12,926
Utilities	0	4,813	0	4,813
Taiwan
Communication Services	1,249	1,307	0	2,556
Consumer Discretionary	0	2,716	0	2,716
Consumer Staples	0	1,430	0	1,430
Energy	0	524	0	524
Financials	0	8,808	0	8,808
Industrials	0	2,164	0	2,164
Information Technology	32,836	32,840	0	65,676
Materials	0	6,770	0	6,770
Thailand
Communication Services	0	1,549	0	1,549
Consumer Discretionary	0	53	0	53
Consumer Staples	0	3,490	0	3,490
Energy	0	5,784	0	5,784
Financials	0	2,981	0	2,981
Health Care	0	401	0	401
Industrials	2,170	430	0	2,600
Information Technology	49	0	0	49
Materials	48	4,431	0	4,479
Real Estate	0	468	0	468
Utilities	0	441	0	441
Turkey
Communication Services	0	968	0	968
Consumer Discretionary	693	679	0	1,372

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Consumer Staples	0	773	0	773
Energy	366	0	0	366
Financials	0	660	0	660
Industrials	330	705	0	1,035
Materials	0	439	0	439
United States
Consumer Discretionary	0	136	0	136
Equity-Linked Securities
China
Financials	0	7,885	0	7,885
Exchange-Traded Funds
United States	25,263	0	0	25,263
Preferred Stocks
Brazil
Banking & Finance	739	0	0	739
Industrials	3,581	0	0	3,581
Utilities	5,065	0	0	5,065
Chile
Industrials	0	1,065	0	1,065
Russia
Utilities	0	509	0	509
Real Estate Investment Trusts
Turkey
Real Estate	0	310	0	310
Rights
Chile
Industrials	12	0	0	12
Warrants
United Kingdom
Financials	0	7,791	0	7,791

	$173,087	$395,973	$0	$569,060
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	2,245	0	0	2,245

Total Investments	$175,332	$395,973	$0	$571,305

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
COMMON STOCKS 96.0%
AUSTRALIA 5.0%
COMMUNICATION SERVICES 0.4%
carsales.com Ltd.	1,190	$16
Nine Entertainment Co. Holdings Ltd.	5,374	11
REA Group Ltd.	383	42
Telstra Corp. Ltd.	95,248	247

		316

CONSUMER DISCRETIONARY 0.6%
Breville Group Ltd.	1,094	22
Crown Resorts Ltd.	3,331	30
Domino's Pizza Enterprises Ltd.	613	45
Eagers Automotive Ltd.	2,313	25
Harvey Norman Holdings Ltd.	8,395	37
JB Hi-Fi Ltd.	1,290	51
Super Retail Group Ltd.	4,579	41
Tabcorp Holdings Ltd.	9,292	33
Wesfarmers Ltd.	6,322	254

		538

CONSUMER STAPLES 0.4%
Coca-Cola Amatil Ltd.	4,514	46
Coles Group Ltd.	1,424	17
GrainCorp Ltd. 'A'	6,446	26
Metcash Ltd.	17,281	49
Woolworths Group Ltd.	7,748	241

		379

ENERGY 0.3%
Ampol Ltd.	2,523	47
Origin Energy Ltd.	14,365	52
Santos Ltd.	10,527	57
Viva Energy Group Ltd.	14,844	19
Whitehaven Coal Ltd.	18,803	25
Woodside Petroleum Ltd.	2,964	54

		254

FINANCIALS 0.5%
AMP Ltd.	38,420	37
Bank of Queensland Ltd.	4,743	31
Insurance Australia Group Ltd.	4,270	15
Macquarie Group Ltd.	731	85
Magellan Financial Group Ltd.	491	17
Medibank Pvt Ltd.	27,441	59
National Australia Bank Ltd.	2,935	58
NIB Holdings Ltd.	4,056	16
Pendal Group Ltd.	7,134	36
Perpetual Ltd.	680	17
QBE Insurance Group Ltd.	3,143	23
Suncorp Group Ltd.	8,101	61

		455

HEALTH CARE 0.3%
Ansell Ltd.	2,075	62
Cochlear Ltd.	193	31
CSL Ltd.	554	112
Ramsay Health Care Ltd.	595	30

		235

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	17,069	51
Brambles Ltd.	8,008	65
Downer EDI Ltd.	9,787	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Monadelphous Group Ltd.	1,696	13
Qantas Airways Ltd.	4,571	18
Sydney Airport	3,766	18

		203

INFORMATION TECHNOLOGY 0.2%
Atlassian Corp. PLC 'A' (a)	337	71
Computershare Ltd.	1,584	18
SEEK Ltd.	2,012	44

		133

MATERIALS 2.0%
BHP Group Ltd.	7,806	271
BHP Group PLC	7,472	215
BlueScope Steel Ltd.	3,777	56
Boral Ltd.	8,968	38
CSR Ltd.	10,434	46
Evolution Mining Ltd.	17,598	55
Fortescue Metals Group Ltd.	24,149	368
IGO Ltd.	4,881	23
Iluka Resources Ltd.	3,370	19
Incitec Pivot Ltd.	20,066	44
Mineral Resources Ltd.	1,570	46
Newcrest Mining Ltd.	1,719	32
Northern Star Resources Ltd.	14,981	108
OZ Minerals Ltd.	3,557	62
Regis Resources Ltd.	24,240	54
Rio Tinto Ltd.	2,295	194
Sandfire Resources Ltd.	7,452	30
St Barbara Ltd.	27,791	42

		1,703

REAL ESTATE 0.1%
Lendlease Corp. Ltd.	4,249	42

UTILITIES 0.0%
APA Group	2,224	17

Total Australia		4,275

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	1,584	80

INDUSTRIALS 0.0%
Andritz AG	566	25

INFORMATION TECHNOLOGY 0.1%
AMS AG (a)	1,353	27

MATERIALS 0.1%
voestalpine AG	1,291	54
Wienerberger AG	879	32

		86

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	566	24

Total Austria		242

BELGIUM 0.3%
COMMUNICATION SERVICES 0.0%
Proximus SADP	1,058	23

CONSUMER DISCRETIONARY 0.0%
Telenet Group Holding NV	405	17

CONSUMER STAPLES 0.1%
Etablissements Franz Colruyt NV	573	34

FINANCIALS 0.1%
Ageas S.A.	748	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Gimv NV	351	21

		66

HEALTH CARE 0.0%
UCB S.A.	182	17

INDUSTRIALS 0.0%
bpost S.A. (a)	2,131	21

INFORMATION TECHNOLOGY 0.1%
Barco NV	1,440	34

MATERIALS 0.0%
Solvay S.A.	259	32

Total Belgium		244

CANADA 7.7%
COMMUNICATION SERVICES 0.5%
BCE, Inc.	2,512	113
Cineplex, Inc. (a)	4,502	43
Cogeco Communications, Inc.	354	33
Corus Entertainment, Inc. 'B'	6,780	31
Quebecor, Inc. 'B'	1,191	32
Rogers Communications, Inc. 'B'	1,478	68
Shaw Communications, Inc. 'B'	1,119	29
TELUS Corp.	3,537	71

		420

CONSUMER DISCRETIONARY 1.1%
BRP, Inc.	341	30
Canadian Tire Corp. Ltd. 'A'	903	128
Cogeco, Inc. (e)	321	25
Dollarama, Inc.	1,107	49
Gildan Activewear, Inc.	1,439	44
Linamar Corp.	665	39
Lululemon Athletica, Inc. (a)	279	86
Magna International, Inc.	6,090	536
Martinrea International, Inc. (e)	3,015	29

		966

CONSUMER STAPLES 0.6%
Alimentation Couche-Tard, Inc. 'B'	3,313	107
Empire Co. Ltd. 'A'	2,830	88
George Weston Ltd.	1,011	90
Loblaw Cos. Ltd.	1,131	63
Maple Leaf Foods, Inc.	769	18
Metro, Inc.	1,410	64
North West Co., Inc.	799	23
Premium Brands Holdings Corp.	369	35
Saputo, Inc.	853	26

		514

ENERGY 1.0%
ARC Resources Ltd.	6,890	42
Baytex Energy Corp. (a)	23,776	25
Birchcliff Energy Ltd.	10,307	21
Cameco Corp.	2,472	41
Canadian Natural Resources Ltd.	1,503	46
Cenovus Energy, Inc.	17,895	134
Crescent Point Energy Corp.	25,982	108
Enerplus Corp.	5,351	27
Gibson Energy, Inc.	3,212	57
Imperial Oil Ltd.	3,227	78
MEG Energy Corp. (a)	13,033	68
Peyto Exploration & Development Corp.	5,568	24
Suncor Energy, Inc.	3,658	77
Vermilion Energy, Inc.	3,834	28
Whitecap Resources, Inc. (e)	13,657	60

		836

FINANCIALS 0.9%
Bank of Montreal	914	81
Canadian Imperial Bank of Commerce	1,446	142
CI Financial Corp.	3,619	52
Fairfax Financial Holdings Ltd.	48	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Great-West Lifeco, Inc. (e)	1,355	36
Home Capital Group, Inc. (a)	1,449	36
IGM Financial, Inc.	1,049	32
Intact Financial Corp. (e)	581	71
National Bank of Canada	443	30
Onex Corp.	401	25
Power Corp. of Canada	3,125	82
Royal Bank of Canada	1,333	123
Toronto-Dominion Bank	457	30

		761

HEALTH CARE 0.1%
Canopy Growth Corp. (a)	2,197	71
Chartwell Retirement Residences	1,772	16

		87

INDUSTRIALS 1.3%
Aecon Group, Inc.	2,333	36
Canadian National Railway Co.	2,174	252
Canadian Pacific Railway Ltd.	588	225
Finning International, Inc.	1,800	46
Ritchie Bros Auctioneers, Inc.	1,507	88
Russel Metals, Inc.	1,494	30
TFI International, Inc.	1,312	98
Thomson Reuters Corp.	2,109	185
Toromont Industries Ltd.	767	59
Transcontinental, Inc. 'A'	1,781	31
Westshore Terminals Investment Corp.	1,705	26

		1,076

INFORMATION TECHNOLOGY 0.4%
Canadian Solar, Inc. (a)	985	49
Celestica, Inc. (a)	3,984	33
CGI, Inc. (a)	1,005	84
Constellation Software, Inc. (e)	35	49
Open Text Corp.	931	44
Shopify, Inc. 'A' (a)	64	71

		330

MATERIALS 1.2%
Agnico Eagle Mines Ltd. (e)	279	16
Alamos Gold, Inc.'A'	4,770	37
B2Gold Corp.	14,069	61
Barrick Gold Corp.	2,515	50
Centerra Gold, Inc.	1,564	14
Eldorado Gold Corp. (a)	8,346	90
First Quantum Minerals Ltd.	2,886	55
Franco-Nevada Corp.	138	17
Hudbay Minerals, Inc.	4,708	32
Interfor Corp. (a)	1,711	39
Intertape Polymer Group, Inc.	1,737	39
Lundin Mining Corp.	4,199	43
Methanex Corp.	1,002	37
New Gold, Inc. (a)	16,376	25
Nutrien Ltd.	991	53
Pan American Silver Corp.	2,268	68
Resolute Forest Products, Inc. (a)	2,395	26
Stelco Holdings, Inc.	1,651	37
Stella-Jones, Inc.	839	34
Teck Resources Ltd. 'B'	5,633	108
Turquoise Hill Resources Ltd. (a)	2,432	39
West Fraser Timber Co. Ltd.	850	61
Wheaton Precious Metals Corp.	394	15
Winpak Ltd.	491	18
Yamana Gold, Inc.	9,320	41

		1,055

REAL ESTATE 0.1%
Colliers International Group, Inc.	350	34
FirstService Corp.	382	57

		91

UTILITIES 0.5%
Algonquin Power & Utilities Corp.	1,293	20
Atco Ltd. 'I'	1,269	42
Boralex, Inc. (e)	1,303	41
Emera, Inc.	674	30
Fortis, Inc.	1,473	64
Hydro One Ltd.	2,180	51

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Northland Power, Inc.	1,977	72
Superior Plus Corp.	2,454	28
TransAlta Corp.	4,003	38
TransAlta Renewables, Inc.	1,647	27

		413

Total Canada		6,549

CHILE 0.0%
MATERIALS 0.0%
Antofagasta PLC	1,644	38

Total Chile		38

DENMARK 1.8%
CONSUMER DISCRETIONARY 0.1%
Pandora A/S	378	40

CONSUMER STAPLES 0.2%
Carlsberg A/S 'B'	347	53
Royal Unibrew A/S	509	53
Scandinavian Tobacco Group A/S	1,460	28

		134

FINANCIALS 0.0%
Topdanmark A/S	576	26

HEALTH CARE 0.5%
Coloplast A/S 'B'	129	20
Demant A/S (a)	693	29
Genmab A/S (a)	232	76
GN Store Nord A/S	834	66
Novo Nordisk A/S 'B'	3,803	256

		447

INDUSTRIALS 0.8%
AP Moller - Maersk A/S 'B'	120	279
D/S Norden A/S	1,529	35
DSV Panalpina A/S	730	143
ISS A/S	918	17
Vestas Wind Systems A/S	1,074	222

		696

MATERIALS 0.1%
Novozymes A/S 'B'	945	61

UTILITIES 0.1%
Orsted A/S	717	116

Total Denmark		1,520

FINLAND 1.1%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	716	43

CONSUMER STAPLES 0.2%
Kesko Oyj 'B'	5,343	163

ENERGY 0.1%
Neste Oyj	2,631	140

FINANCIALS 0.1%
Sampo Oyj 'A'	1,373	62

INDUSTRIALS 0.2%
Finnair Oyj	27,954	23
Kone Oyj 'B'	1,782	146
Metso Outotec OYJ	4,006	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

YIT OYJ	2,938	15

		229

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj (a)	10,037	40
TietoEVRY Oyj	811	25

		65

MATERIALS 0.2%
Kemira Oyj	1,793	28
Outokumpu OYJ	8,923	52
Stora Enso Oyj 'R'	3,458	64
UPM-Kymmene Oyj	1,415	51

		195

UTILITIES 0.1%
Fortum Oyj	1,686	45

Total Finland		942

FRANCE 6.7%
COMMUNICATION SERVICES 0.8%
Criteo S.A. ADR (a)	871	30
Eutelsat Communications S.A.	3,867	47
Iliad S.A.	91	17
Lagardere S.C.A.	973	26
Orange S.A.	23,687	292
Publicis Groupe S.A.	992	61
Television Francaise (a)	2,139	19
Ubisoft Entertainment SA (a)	528	40
Vivendi S.A.	4,544	149

		681

CONSUMER DISCRETIONARY 1.2%
Cie Generale des Etablissements Michelin S.C.A.	532	80
Elior Group S.A.	4,663	35
Faurecia SE (a)	226	12
Hermes International	123	136
Kering S.A.	237	164
LVMH Moet Hennessy Louis Vuitton SE	652	435
Renault S.A.	3,661	158
Sodexo S.A.	493	47

		1,067

CONSUMER STAPLES 0.7%
Carrefour S.A.	9,924	180
Casino Guichard Perrachon S.A. (a)	1,466	49
Danone S.A.	921	63
L'Oreal S.A.	573	219
Pernod Ricard S.A.	286	54

		565

ENERGY 0.5%
Total SE	10,172	474

FINANCIALS 0.6%
Eurazeo S.A. (a)	403	31
Natixis S.A. (a)	12,427	59
Societe Generale S.A. (a)	16,001	418

		508

HEALTH CARE 0.3%
BioMerieux	379	48
Korian S.A. (a)	1,699	59
Sanofi	649	64
Sartorius Stedim Biotech	132	55

		226

INDUSTRIALS 1.4%
Air France-KLM (a)(c)	4,810	29
Airbus SE	420	48
Alstom S.A.	670	33
Bouygues S.A.	2,539	102
Bureau Veritas S.A. (a)	2,719	77

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Cie de Saint-Gobain	2,293	135
Elis S.A.	2,008	33
Legrand S.A.	543	50
Nexans S.A. (a)	636	56
Rexel S.A. (a)	6,110	121
Schneider Electric SE	1,194	182
Societe BIC S.A.	283	17
Teleperformance	197	72
Thales S.A.	196	19
Vinci S.A.	1,832	188

		1,162

INFORMATION TECHNOLOGY 0.2%
Alten S.A.	241	28
Capgemini SE	245	42
Dassault Systemes SE	216	46
Worldline S.A. (a)	904	76

		192

MATERIALS 0.2%
Air Liquide S.A.	761	124
Eramet	532	38
Vicat S.A.	725	35

		197

REAL ESTATE 0.1%
Nexity S.A.	1,226	60

UTILITIES 0.7%
Electricite de France S.A.	11,946	160
Engie S.A.	17,988	255
Suez S.A.	1,681	36
Veolia Environnement S.A.	4,943	127

		578

Total France		5,710

GERMANY 6.5%
COMMUNICATION SERVICES 0.4%
CTS Eventim AG & Co. KGaA (a)	393	23
Deutsche Telekom AG	8,416	169
Freenet AG	2,068	49
ProSiebenSat.1 Media SE (a)	4,996	102
Scout24 AG	327	25
Telefonica Deutschland Holding AG	6,013	18

		386

CONSUMER DISCRETIONARY 1.8%
adidas AG (a)	568	177
Bayerische Motoren Werke AG	3,513	365
Ceconomy AG (a)	6,175	36
Continental AG	753	100
Daimler AG	5,021	448
Delivery Hero SE (a)	680	88
ElringKlinger AG	2,498	37
Fielmann AG (a)	326	26
Hella GmbH & Co. KGaA	897	50
Hornbach Holding AG & Co. KGaA	554	54
Hugo Boss AG	958	38
Leoni AG	1,635	20
Puma SE (a)	459	45
Zalando SE (a)	528	52

		1,536

CONSUMER STAPLES 0.1%
Beiersdorf AG	211	22
Metro AG	3,917	42

		64

FINANCIALS 0.8%
Aareal Bank AG (a)	1,600	45
Commerzbank AG (a)	22,791	140
Deutsche Bank AG	18,159	217
Deutsche Boerse AG	388	65
Deutsche Pfandbriefbank AG	3,905	46
Hannover Rueck SE	265	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	324	100
Talanx AG	660	28

		689

HEALTH CARE 0.2%
Carl Zeiss Meditec AG	304	46
Fresenius Medical Care AG & Co. KGaA	660	49
Fresenius SE & Co. KGaA	594	26
Merck KGaA	422	72
Siemens Healthineers AG	429	23

		216

INDUSTRIALS 1.1%
Bilfinger SE	1,081	40
Brenntag SE	521	44
Deutsche Lufthansa AG	10,826	144
Deutsche Post AG	1,549	85
Deutz AG	2,909	22
Duerr AG	1,474	61
Hapag-Lloyd AG	158	24
Hochtief AG	174	16
KION Group AG	338	33
Kloeckner & Co. SE	3,219	41
Knorr-Bremse AG	162	20
MTU Aero Engines AG	151	36
Nordex SE (a)	1,529	49
OSRAM Licht AG (a)	597	37
Rational AG	36	28
Siemens AG	1,395	229

		909

INFORMATION TECHNOLOGY 0.2%
Infineon Technologies AG	3,285	140
SAP SE	459	56

		196

MATERIALS 0.8%
Aurubis AG	629	52
BASF SE	3,914	325
Covestro AG	895	60
K+S AG	5,828	58
Salzgitter AG	1,445	45
Symrise AG	648	79
thyssenkrupp AG (a)	2,223	30

		649

REAL ESTATE 0.4%
Deutsche Wohnen SE	1,079	50
LEG Immobilien SE	758	100
TAG Immobilien AG	2,659	76
Vonovia SE	1,424	93

		319

UTILITIES 0.7%
E.ON SE	15,994	186
RWE AG	7,861	309
Uniper SE	2,423	88

		583

Total Germany		5,547

HONG KONG 2.4%
COMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	37,000	53
PCCW Ltd.	43,295	24

		77

CONSUMER DISCRETIONARY 0.5%
Bosideng International Holdings Ltd.	78,000	35
Cafe de Coral Holdings Ltd.	4,000	9
Chow Tai Fook Jewellery Group Ltd.	27,200	42
Galaxy Entertainment Group Ltd.	8,000	72
JS Global Lifestyle Co. Ltd.	10,000	27
Man Wah Holdings Ltd.	36,800	76
Melco Resorts & Entertainment Ltd. ADR	1,736	34
SJM Holdings Ltd.	18,000	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Skyworth Group Ltd.	69,527	24
Xinyi Glass Holdings Ltd.	10,000	33
Yue Yuen Industrial Holdings Ltd.	17,500	44

		420

CONSUMER STAPLES 0.2%
Vinda International Holdings Ltd.	10,000	34
Vitasoy International Holdings Ltd.	8,000	31
WH Group Ltd.	81,500	66

		131

FINANCIALS 0.4%
AIA Group Ltd.	11,400	140
Hong Kong Exchanges and Clearing Ltd.	2,800	166
Hopson Development Holdings Ltd.	12,000	43

		349

INDUSTRIALS 0.5%
Cathay Pacific Airways Ltd.	21,000	20
CK Hutchison Holdings Ltd.	18,000	144
Hutchison Port Holdings Trust	129,600	29
Jardine Matheson Holdings Ltd.	1,000	65
Jardine Strategic Holdings Ltd.	600	20
MTR Corp. Ltd.	7,000	40
SITC International Holdings Co. Ltd.	22,000	75
Techtronic Industries Co. Ltd.	2,500	43

		436

INFORMATION TECHNOLOGY 0.3%
GCL-Poly Energy Holdings Ltd. (a)	364,000	93
Kingboard Holdings Ltd.	7,200	39
Kingboard Laminates Holdings Ltd.	17,000	37
Truly International Holdings Ltd. (a)	134,000	21
VTech Holdings Ltd.	3,500	32

		222

REAL ESTATE 0.2%
Hongkong Land Holdings Ltd.	5,500	27
Kerry Properties Ltd.	5,500	18
Shimao Property Holdings Ltd.	13,900	44
Swire Pacific Ltd. 'A'	7,000	53
Wharf Holdings Ltd.	14,000	37

		179

UTILITIES 0.2%
China Gas Holdings Ltd.	4,200	17
CLP Holdings Ltd.	9,100	89
HK Electric Investments & HK Electric Investments Ltd.	17,000	17
Hong Kong & China Gas Co. Ltd.	30,450	48
Power Assets Holdings Ltd.	5,000	30

		201

Total Hong Kong		2,015

IRELAND 1.5%
CONSUMER DISCRETIONARY 0.4%
Aptiv PLC (a)	1,368	189
Flutter Entertainment PLC	521	111

		300

CONSUMER STAPLES 0.1%
Glanbia PLC	1,367	20
Greencore Group PLC	16,410	36
Kerry Group PLC 'A'	352	44

		100

HEALTH CARE 0.3%
ICON PLC (a)	382	75
Jazz Pharmaceuticals PLC (a)	286	47
Medtronic PLC	1,081	128

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

UDG Healthcare PLC	2,446	26

		276

INDUSTRIALS 0.4%
Allegion PLC	311	39
DCC PLC	377	33
Experian PLC	2,047	70
Grafton Group PLC	3,129	44
Kingspan Group PLC	589	50
Trane Technologies PLC	488	81

		317

MATERIALS 0.3%
James Hardie Industries PLC ADR	4,952	150
Smurfit Kappa Group PLC	2,181	102

		252

Total Ireland		1,245

ISRAEL 0.4%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	34,696	37

ENERGY 0.1%
Oil Refineries Ltd. (a)	122,669	28
Paz Oil Co. Ltd.	159	15

		43

FINANCIALS 0.1%
Bank Hapoalim BM (a)	4,581	36
Bank Leumi Le-Israel BM	3,316	22
Israel Discount Bank Ltd. 'A'	6,309	26
Mizrahi Tefahot Bank Ltd. (a)	921	24
Plus500 Ltd.	902	17

		125

HEALTH CARE 0.0%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	3,286	38

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	237	26
Nice Ltd. (a)	146	32
SolarEdge Technologies, Inc. (a)	162	47

		105

MATERIALS 0.1%
ICL Group Ltd.	7,070	42

Total Israel		390

ITALY 2.8%
COMMUNICATION SERVICES 0.3%
Infrastrutture Wireless Italiane SpA	2,516	28
Telecom Italia SpA	376,857	204

		232

CONSUMER DISCRETIONARY 0.2%
Autogrill SpA	4,172	35
Brembo SpA (a)	2,934	36
De' Longhi SpA	1,004	41
Ferrari NV	255	53
Moncler SpA (a)	738	42

		207

CONSUMER STAPLES 0.0%
MARR SpA	1,602	35

ENERGY 0.7%
Eni SpA	41,731	514

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Saipem SpA	13,207	36

		550

FINANCIALS 0.6%
Anima Holding SpA	5,443	28
Azimut Holding SpA	2,770	63
Banca Generali SpA (a)	735	26
Banca IFIS SpA (a)	2,211	29
Banca Popolare di Sondrio SCPA	9,549	32
Banco BPM SpA (a)	15,794	45
BPER Banca (a)	33,195	73
FinecoBank Banca Fineco SpA (a)	3,240	53
Societa Cattolica di Assicurazioni S.C.	5,561	33
UniCredit SpA (a)	6,295	67
Unipol Gruppo Finanziario SpA (a)	11,555	64

		513

HEALTH CARE 0.2%
Amplifon SpA (a)	1,191	44
DiaSorin SpA	533	86
Recordati Industria Chimica e Farmaceutica SpA	1,289	69

		199

INDUSTRIALS 0.1%
ASTM SpA	1,209	37
Enav SpA	4,316	21
Prysmian SpA	1,152	37

		95

UTILITIES 0.7%
Enel SpA	36,058	359
ERG SpA	2,150	64
Iren SpA	8,958	25
Snam SpA	10,895	60
Terna Rete Elettrica Nazionale SpA	8,548	64

		572

Total Italy		2,403

JAPAN 26.3%
COMMUNICATION SERVICES 2.0%
Avex, Inc.	1,800	22
Capcom Co. Ltd.	2,400	78
CyberAgent, Inc.	2,800	51
Fuji Media Holdings, Inc.	4,200	51
Kadokawa Corp.	1,100	43
Kakaku.com, Inc.	1,200	33
KDDI Corp.	13,100	404
Konami Holdings Corp.	600	36
Nintendo Co. Ltd.	400	225
Nippon Telegraph & Telephone Corp.	7,900	204
Softbank Corp.	5,900	77
SoftBank Group Corp.	3,800	323
Square Enix Holdings Co. Ltd.	700	39
Yahoo Japan Corp.	20,700	103

		1,689

CONSUMER DISCRETIONARY 5.6%
Adastria Co. Ltd.	1,900	35
Aisin Seiki Co. Ltd.	2,200	84
Arata Corp.	100	4
ASKUL Corp.	600	23
Autobacs Seven Co. Ltd.	1,300	18
Bandai Namco Holdings, Inc.	1,100	79
Bridgestone Corp.	6,200	252
Casio Computer Co. Ltd.	1,800	34
DCM Holdings Co. Ltd.	1,800	19
Denso Corp.	2,300	153
EDION Corp.	2,700	30
Fast Retailing Co. Ltd.	200	160
H2O Retailing Corp.	2,100	17
Haseko Corp.	1,600	22
Honda Motor Co. Ltd.	8,100	244
Iida Group Holdings Co. Ltd.	1,800	44
Isetan Mitsukoshi Holdings Ltd.	5,800	41
Isuzu Motors Ltd.	8,000	86
K's Holdings Corp.	3,700	51
Kohnan Shoji Co. Ltd.	2,000	58

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Koito Manufacturing Co. Ltd.	800	54
Komeri Co. Ltd.	1,200	33
Mazda Motor Corp.	18,500	152
McDonald's Holdings Co. Japan Ltd.	200	9
Musashi Seimitsu Industry Co. Ltd.	1,800	31
NHK Spring Co. Ltd.	2,300	17
Nishimatsuya Chain Co. Ltd.	2,400	36
Nissan Motor Co. Ltd.	59,900	335
Nitori Holdings Co. Ltd.	400	78
NOK Corp.	3,600	49
Oriental Land Co. Ltd.	200	30
Paltac Corp.	100	5
Pan Pacific International Holdings Corp.	1,700	40
Panasonic Corp.	22,600	293
Plenus Co. Ltd.	1,200	21
Rinnai Corp.	100	11
Ryohin Keikaku Co. Ltd.	1,600	38
Saizeriya Co. Ltd.	1,000	21
Sankyo Co. Ltd.	900	24
Sega Sammy Holdings, Inc.	1,200	19
Sekisui Chemical Co. Ltd.	3,800	73
Sekisui House Ltd.	2,700	58
Shimamura Co. Ltd.	500	58
Shimano, Inc.	500	119
Skylark Co. Ltd.	1,100	17
Sony Corp.	2,900	307
Stanley Electric Co. Ltd.	1,900	57
Subaru Corp.	3,800	76
Sumitomo Electric Industries Ltd.	7,600	114
Sumitomo Forestry Co. Ltd.	2,000	43
Sumitomo Rubber Industries Ltd.	4,200	50
Sushiro Global Holdings Ltd.	2,400	106
Suzuki Motor Corp.	4,000	182
Tokai Rika Co. Ltd.	1,200	20
Tomy Co. Ltd.	1,800	16
Toyoda Gosei Co. Ltd.	2,200	58
Toyota Boshoku Corp.	3,400	56
Toyota Motor Corp.	3,000	233
TS Tech Co. Ltd.	3,200	48
USS Co. Ltd.	2,100	41
Yamada Denki Co. Ltd.	14,300	77
Yamaha Corp.	700	38
Yamaha Motor Co. Ltd.	2,300	57
Yellow Hat Ltd.	1,700	29
Yoshinoya Holdings Co. Ltd.	1,000	20
Zensho Holdings Co. Ltd.	1,000	26
Zojirushi Corp.	1,300	23
ZOZO, Inc.	900	27

		4,779

CONSUMER STAPLES 1.9%
Aeon Co. Ltd.	5,400	161
Ain Holdings, Inc.	100	6
Ajinomoto Co., Inc.	5,400	111
Asahi Group Holdings Ltd.	1,500	63
Cosmos Pharmaceutical Corp.	100	16
Earth Corp.	100	6
Fuji Oil Holdings, Inc.	1,000	27
Heiwado Co. Ltd.	2,300	47
J-Oil Mills, Inc.	400	7
Japan Tobacco, Inc.	8,500	163
Kagome Co. Ltd.	1,100	35
Kao Corp.	1,700	112
Kewpie Corp.	1,300	29
Kikkoman Corp.	700	42
Kirin Holdings Co. Ltd.	4,400	84
Kobayashi Pharmaceutical Co. Ltd.	400	37
Lion Corp.	800	16
Matsumotokiyoshi Holdings Co. Ltd.	200	9
Mitsui Sugar Co. Ltd.	1,000	18
Morinaga Milk Industry Co. Ltd.	300	16
NH Foods Ltd.	1,000	43
Nichirei Corp.	1,000	26
Nisshin Oillio Group Ltd.	200	6
Nisshin Seifun Group, Inc.	1,200	20
Nissin Foods Holdings Co. Ltd.	200	15
Prima Meat Packers Ltd.	1,200	38
Sakata Seed Corp.	200	7
Seven & i Holdings Co. Ltd.	4,900	198
Sugi Holdings Co. Ltd.	200	16
Sundrug Co. Ltd.	1,200	44
Suntory Beverage & Food Ltd.	1,000	37
Toyo Suisan Kaisha Ltd.	400	17
Tsuruha Holdings, Inc.	200	26
Unicharm Corp.	1,300	55

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Welcia Holdings Co. Ltd.	500	17
Yamazaki Baking Co. Ltd.	1,100	18

		1,588

ENERGY 0.6%
Cosmo Energy Holdings Co. Ltd.	2,500	60
Idemitsu Kosan Co. Ltd.	1,912	49
Inpex Corp.	13,300	91
Iwatani Corp.	1,100	68
JXTG Holdings, Inc.	54,800	248

		516

FINANCIALS 0.5%
Aozora Bank Ltd.	1,200	28
Dai-ichi Life Holdings, Inc.	2,600	45
Daiwa Securities Group, Inc.	9,600	50
Jafco Co. Ltd.	200	12
Japan Post Bank Co. Ltd.	5,000	48
Japan Post Holdings Co. Ltd.	18,400	164
Kobe Bussan Co. Ltd.	1,000	27
North Pacific Bank Ltd.	7,400	21
Okasan Securities Group, Inc.	5,000	20
Zenkoku Hosho Co. Ltd.	200	9

		424

HEALTH CARE 1.8%
Astellas Pharma, Inc.	11,900	183
Chugai Pharmaceutical Co. Ltd.	1,100	45
Daiichi Sankyo Co. Ltd.	5,500	160
Eisai Co. Ltd.	900	60
H.U. Group Holdings, Inc.	1,100	37
Hogy Medical Co. Ltd.	200	6
Hoya Corp.	1,900	224
M3, Inc.	1,400	96
Medipal Holdings Corp.	3,000	58
Olympus Corp.	6,800	141
Ono Pharmaceutical Co. Ltd.	900	24
Otsuka Holdings Co. Ltd.	1,700	72
Paramount Bed Holdings Co. Ltd.	400	9
Sawai Pharmaceutical Co. Ltd.	200	10
Shionogi & Co. Ltd.	1,200	65
Suzuken Co. Ltd.	1,000	39
Sysmex Corp.	400	43
Takeda Pharmaceutical Co. Ltd.	3,741	136
Terumo Corp.	1,800	65
Tsumura & Co.	1,200	43

		1,516

INDUSTRIALS 5.5%
Amada Co. Ltd.	2,000	22
ANA Holdings, Inc.	1,500	35
Asahi Glass Co. Ltd.	1,300	55
Central Glass Co. Ltd.	1,100	23
COMSYS Holdings Corp.	200	6
Dai Nippon Printing Co. Ltd.	2,700	57
Daifuku Co. Ltd.	200	20
Daikin Industries Ltd.	1,700	344
DMG Mori Co. Ltd.	1,600	26
East Japan Railway Co.	300	21
FANUC Corp.	1,100	264
Fuji Electric Co. Ltd.	100	4
Fujikura Ltd.	7,700	38
Fujitec Co. Ltd.	1,400	30
Hankyu Hanshin Holdings, Inc.	1,000	32
Hanwa Co. Ltd.	1,100	34
Hazama Ando Corp.	2,300	18
Hino Motors Ltd.	8,000	69
Hitachi Zosen Corp.	8,400	68
Hoshizaki Corp.	100	9
Japan Airlines Co. Ltd.	4,100	92
JTEKT Corp.	4,700	48
Kajima Corp.	2,600	37
Kanematsu Corp.	2,500	34
Kawasaki Heavy Industries Ltd.	3,000	74
Kawasaki Kisen Kaisha Ltd. (a)	800	18
Keihan Holdings Co. Ltd.	200	8
Keikyu Corp.	1,000	15
Keio Corp.	500	34
Kinden Corp.	1,600	27
Komatsu Ltd.	1,800	56
Kubota Corp.	3,100	71

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Kurita Water Industries Ltd.	1,200	52
Kyowa Exeo Corp.	1,200	32
Kyushu Railway Co.	1,000	23
LIXIL Group Corp.	2,300	64
Maeda Road Construction Co. Ltd.	1,200	23
Makita Corp.	1,200	52
Marubeni Corp.	17,100	143
Meitec Corp.	300	17
Minebea Mitsumi, Inc.	2,700	69
Mirait Holdings Corp.	1,700	28
MISUMI Group, Inc.	900	26
Mitsubishi Heavy Industries Ltd.	4,900	153
Mitsui & Co. Ltd.	5,000	104
Mitsui OSK Lines Ltd.	1,500	53
Miura Co. Ltd.	200	11
MonotaRO Co. Ltd.	1,400	38
Nagase & Co. Ltd.	1,600	25
Nankai Electric Railway Co. Ltd.	1,400	32
Nidec Corp.	1,400	171
Nippo Corp.	1,200	33
Nippon Express Co. Ltd.	900	67
Nippon Sheet Glass Co. Ltd.	10,100	52
Nippon Yusen KK	3,200	109
NSK Ltd.	5,700	59
NTN Corp.	13,100	41
Obayashi Corp.	7,800	72
Odakyu Electric Railway Co. Ltd.	1,400	38
OSG Corp.	1,200	21
Park24 Co. Ltd. (a)	1,800	34
Penta-Ocean Construction Co. Ltd.	7,400	58
Persol Holdings Co. Ltd.	1,700	33
Recruit Holdings Co. Ltd.	5,900	290
Sakai Moving Service Co. Ltd.	100	4
Sanwa Holdings Corp.	1,600	21
Secom Co. Ltd.	600	51
Seibu Holdings, Inc.	1,400	15
Seino Holdings Co. Ltd.	2,400	34
SG Holdings Co. Ltd.	1,800	41
Shibaura Machine Co. Ltd.	1,000	25
Shimizu Corp.	3,500	28
Shinmaywa Industries Ltd.	2,300	21
SHO-BOND Holdings Co. Ltd.	200	9
SMC Corp.	200	116
Sohgo Security Services Co. Ltd.	300	14
Sojitz Corp.	22,200	63
Sumitomo Mitsui Construction Co. Ltd.	3,720	17
Taikisha Ltd.	1,000	27
Taisei Corp.	1,800	69
Takeuchi Manufacturing Co. Ltd.	1,400	39
Tokyu Corp.	2,100	28
Toppan Printing Co. Ltd.	4,200	71
Toshiba Corp.	1,500	51
TOTO Ltd.	1,000	62
Toyota Tsusho Corp.	2,800	118
West Japan Railway Co.	400	22
Yamato Holdings Co. Ltd.	1,300	36
Yuasa Trading Co. Ltd.	1,000	28

		4,722

INFORMATION TECHNOLOGY 4.6%
Advantest Corp.	700	61
Amano Corp.	1,100	27
Azbil Corp.	1,300	56
Brother Industries Ltd.	1,400	31
Canon Marketing Japan, Inc.	1,300	29
Canon, Inc.	5,200	118
Daiwabo Holdings Co. Ltd.	2,500	38
DTS Corp.	1,300	30
FUJIFILM Holdings Corp.	900	54
Fujitsu Ltd.	1,300	189
Hamamatsu Photonics KK	300	18
Hitachi Ltd.	10,400	471
Horiba Ltd.	100	6
Hosiden Corp.	1,800	19
Ibiden Co. Ltd.	2,300	106
Internet Initiative Japan, Inc.	800	19
Itochu Techno-Solutions Corp.	500	16
Keyence Corp.	500	228
Koei Tecmo Holdings Co. Ltd.	780	35
Konica Minolta, Inc.	12,900	70
Macnica Fuji Electronics Holdings, Inc.	1,300	26
Maxell Holdings Ltd.	2,200	28
Mixi, Inc.	1,200	30
Murata Manufacturing Co. Ltd.	4,000	322
NEC Corp.	5,200	307

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

NET One Systems Co. Ltd.	1,600	51
Nexon Co. Ltd.	1,900	62
Nihon Unisys Ltd.	1,100	34
Nippon Electric Glass Co. Ltd.	2,000	46
Nomura Research Institute Ltd.	2,600	81
NSD Co. Ltd.	1,000	17
Obic Co. Ltd.	300	55
Omron Corp.	2,500	196
Oracle Corp. Japan	200	20
Otsuka Corp.	400	19
Renesas Electronics Corp. (a)	3,500	38
Ricoh Co. Ltd.	8,700	89
Ryoyo Electro Corp.	700	17
SCREEN Holdings Co. Ltd.	200	18
SCSK Corp.	200	12
Seiko Epson Corp.	2,700	44
Shinko Electric Industries Co. Ltd.	2,400	75
SUMCO Corp.	1,800	41
Taiyo Yuden Co. Ltd.	200	9
TDK Corp.	300	42
TIS, Inc.	2,200	53
Toho Co. Ltd.	1,100	45
Tokyo Electron Ltd.	900	391
Tokyo Seimitsu Co. Ltd.	200	9
Toshiba TEC Corp.	200	7
Ulvac, Inc.	500	21
Yaskawa Electric Corp.	1,300	65

		3,891

MATERIALS 2.8%
Asahi Holdings, Inc.	1,600	31
Asahi Kasei Corp.	5,500	63
Daicel Corp.	7,500	58
DIC Corp.	2,100	54
Dowa Holdings Co. Ltd.	200	8
FP Corp.	200	8
Hitachi Metals Ltd.	2,300	38
JFE Holdings, Inc.	14,600	180
JSR Corp.	1,300	39
Kaneka Corp.	1,300	53
Kobe Steel Ltd.	16,500	112
Kyoei Steel Ltd.	1,300	19
Mitsubishi Chemical Holdings Corp.	7,000	53
Mitsubishi Materials Corp.	2,800	66
Mitsui Chemicals, Inc.	2,400	76
Mitsui Mining & Smelting Co. Ltd.	1,100	38
Nippon Paint Holdings Co. Ltd.	6,000	87
Nippon Paper Industries Co. Ltd. 'L'	2,000	24
Nippon Steel Corp.	16,200	276
Nissan Chemical Corp.	800	43
Nitto Denko Corp.	1,500	129
Oji Holdings Corp.	11,300	73
Osaka Soda Co. Ltd.	1,200	29
Rengo Co. Ltd.	4,000	35
Shin-Etsu Chemical Co. Ltd.	1,300	220
Sumitomo Chemical Co. Ltd.	39,700	206
Sumitomo Osaka Cement Co. Ltd.	1,000	32
Tokuyama Corp.	1,900	48
Tokyo Ohka Kogyo Co. Ltd.	1,000	63
Tokyo Steel Manufacturing Co. Ltd.	2,800	21
Toray Industries, Inc.	8,800	57
Tosoh Corp.	2,500	48
Toyo Seikan Group Holdings Ltd.	2,900	35
UACJ Corp.	1,400	34
Ube Industries Ltd.	2,700	58

		2,414

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	500	58

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	6,200	80
Chugoku Electric Power Co., Inc.	4,100	50
Electric Power Development Co. Ltd. 'C'	2,600	46
Hokkaido Electric Power Co., Inc.	10,900	50
Hokuriku Electric Power Co.	3,400	23
Kansai Electric Power Co., Inc.	2,300	25
Kyushu Electric Power Co., Inc.	6,200	61
Osaka Gas Co. Ltd.	4,400	86
Shizuoka Gas Co. Ltd.	3,000	27
Toho Gas Co. Ltd.	700	43
Tohoku Electric Power Co., Inc.	6,900	65
Tokyo Electric Power Co. Holdings, Inc. (a)	41,900	140

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Tokyo Gas Co. Ltd.	4,200	94

		790

Total Japan		22,387

JORDAN 0.0%
HEALTH CARE 0.0%
Hikma Pharmaceuticals PLC	554	17

Total Jordan		17

LUXEMBOURG 0.8%
COMMUNICATION SERVICES 0.1%
SES S.A.	5,321	42

HEALTH CARE 0.0%
Eurofins Scientific SE (a)	438	42

MATERIALS 0.6%
APERAM S.A.	1,028	46
ArcelorMittal S.A. (a)	16,445	473

		519

REAL ESTATE 0.1%
ADLER Group S.A. (a)	1,185	32
Aroundtown S.A.	6,403	46
Grand City Properties S.A.	988	25

		103

Total Luxembourg		706

MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd. (a)	9,400	47
Wynn Macau Ltd.	9,200	18

		65

Total Macau		65

NETHERLANDS 4.7%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	30,017	102
VEON Ltd. ADR	13,413	24

		126

CONSUMER DISCRETIONARY 0.6%
Prosus NV	659	73
Stellantis NV	25,472	451

		524

CONSUMER STAPLES 0.6%
Heineken Holding NV	558	49
Heineken NV	312	32
Koninklijke Ahold Delhaize NV	14,938	417

		498

ENERGY 0.6%
Koninklijke Vopak NV	943	47
Royal Dutch Shell PLC 'A'	25,804	501

		548

FINANCIALS 0.5%
Aegon NV	33,521	159
Euronext NV	503	51
ING Groep NV	9,373	114
NN Group NV	1,322	65

		389

HEALTH CARE 0.1%
Qiagen NV (a)	1,029	50

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

INDUSTRIALS 0.5%
Arcadis NV (a)	1,086	44
IMCD NV	584	81
Signify NV (a)	4,027	207
TKH Group NV	343	17
Wolters Kluwer NV	1,013	88

		437

INFORMATION TECHNOLOGY 1.4%
ASM International NV	549	159
ASML Holding NV	1,128	692
BE Semiconductor Industries NV	678	57
NXP Semiconductors NV	1,244	250

		1,158

MATERIALS 0.3%
Akzo Nobel NV	972	108
Corbion NV	733	41
Koninklijke DSM NV	648	110

		259

Total Netherlands		3,989

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	16,370	51

INDUSTRIALS 0.0%
Air New Zealand Ltd.	24,884	30

MATERIALS 0.1%
Fletcher Building Ltd.	8,707	43

UTILITIES 0.0%
Contact Energy Ltd.	3,413	17
Meridian Energy Ltd.	6,741	25

		42

Total New Zealand		166

NORWAY 1.1%
COMMUNICATION SERVICES 0.1%
Adevinta ASA (a)	1,142	17
Schibsted ASA 'A' (a)	400	17
Telenor ASA	4,844	85

		119

CONSUMER STAPLES 0.2%
Mowi ASA	3,099	77
Orkla ASA	5,203	51
Salmar ASA	642	44

		172

ENERGY 0.3%
Aker Solutions ASA (a)	15,010	26
BW Offshore Ltd.	5,683	23
Equinor ASA	12,446	243

		292

FINANCIALS 0.1%
Gjensidige Forsikring ASA	1,510	36
SpareBank 1 SR-Bank ASA	2,535	31

		67

INDUSTRIALS 0.1%
Tomra Systems ASA	1,277	55

MATERIALS 0.2%
Norsk Hydro ASA	8,325	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Yara International ASA	2,504	130

		184

REAL ESTATE 0.1%
Entra ASA	1,663	37

Total Norway		926

PORTUGAL 0.4%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS S.A.	1,091	18

MATERIALS 0.0%
Semapa-Sociedade de Investimento e Gestao	2,289	32

UTILITIES 0.4%
EDP - Energias de Portugal S.A.	53,420	305
REN - Redes Energeticas Nacionais SGPS S.A.	7,494	21

		326

Total Portugal		376

SINGAPORE 1.0%
COMMUNICATION SERVICES 0.2%
IGG, Inc.	20,000	26
NetLink NBN Trust	30,900	22
Singapore Press Holdings Ltd.	36,500	41
Singapore Telecommunications Ltd.	39,500	72

		161

CONSUMER STAPLES 0.3%
Golden Agri-Resources Ltd.	310,100	49
Wilmar International Ltd.	38,700	156

		205

ENERGY 0.0%
BW LPG Ltd.	4,337	30

FINANCIALS 0.2%
DBS Group Holdings Ltd.	3,400	73
Oversea-Chinese Banking Corp. Ltd.	4,300	37
Singapore Exchange Ltd.	4,200	31
United Overseas Bank Ltd.	2,700	52

		193

INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	15,900	20
Keppel Corp. Ltd.	6,400	25
Sembcorp Industries Ltd.	26,400	36
Singapore Airlines Ltd.	12,400	51
Singapore Post Ltd.	35,300	19
Singapore Technologies Engineering Ltd.	14,100	41

		192

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	2,600	39

Total Singapore		820

SOUTH AFRICA 0.1%
CONSUMER DISCRETIONARY 0.1%
Steinhoff International Holdings NV 'H' (a)	199,549	32

HEALTH CARE 0.0%
Mediclinic International PLC (a)	4,359	17

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Total South Africa		49

SPAIN 3.2%
COMMUNICATION SERVICES 0.4%
Mediaset Espana Comunicacion S.A.	6,737	40
Telefonica S.A.	57,833	260

		300

CONSUMER DISCRETIONARY 0.1%
Industria de Diseno Textil S.A.	3,635	120

CONSUMER STAPLES 0.0%
Viscofan S.A.	607	42

ENERGY 0.5%
Repsol S.A.	32,846	408

FINANCIALS 0.8%
Banco Bilbao Vizcaya Argentaria S.A.	30,102	157
Banco de Sabadell S.A.	61,219	33
Banco Santander S.A. (a)	122,197	417
CaixaBank S.A.	11,105	35
Liberbank S.A. (a)	51,118	18
Mapfre S.A.	7,887	16
Unicaja Banco S.A. (a)	36,650	37

		713

HEALTH CARE 0.0%
Grifols S.A.	657	17

INDUSTRIALS 0.3%
ACS Actividades de Construccion Y Servicios S.A.	1,504	50
Aena SME S.A. (a)	348	56
Cia de Distribucion Integral Logista Holdings S.A.	868	17
Ferrovial S.A.	1,787	47
Sacyr S.A.	6,647	17
Siemens Gamesa Renewable Energy S.A.	1,202	47

		234

INFORMATION TECHNOLOGY 0.1%
Amadeus IT Group S.A. (a)	780	55

MATERIALS 0.1%
Acerinox S.A.	5,990	78

UTILITIES 0.9%
Acciona S.A.	259	44
EDP Renovaveis S.A.	1,988	42
Endesa S.A.	8,453	224
Iberdrola S.A.	21,003	271
Naturgy Energy Group S.A.	6,055	149

		730

Total Spain		2,697

SWEDEN 2.6%
COMMUNICATION SERVICES 0.3%
Spotify Technology S.A. (a)	242	65
Tele2 AB 'B'	4,185	57
Telia Co. AB	33,933	147

		269

CONSUMER DISCRETIONARY 0.6%
Autoliv, Inc.	597	55
Betsson AB	1,925	18
Bilia AB 'A' (a)	2,284	34
Electrolux AB 'B'	3,319	92
Evolution Gaming Group AB	563	83
Hennes & Mauritz AB 'B' (a)	6,505	147
Nobia AB (a)	3,812	29

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Scandic Hotels Group AB (a)	5,873	24

		482

CONSUMER STAPLES 0.1%
Axfood AB	724	17
Swedish Match AB	602	47

		64

FINANCIALS 0.2%
EQT AB	1,136	37
Svenska Handelsbanken AB 'A'	5,966	65
Swedbank AB 'A'	2,666	47

		149

INDUSTRIALS 1.0%
Assa Abloy AB 'B'	1,805	52
Atlas Copco AB 'A'	3,751	229
Epiroc AB	4,162	94
Indutrade AB (a)	1,809	42
Nibe Industrier AB 'B'	1,251	39
S.A.S. AB (a)	84,180	19
Sandvik AB (a)	4,156	114
SKF AB 'B'	2,369	67
Volvo AB 'B' (a)	9,203	233

		889

INFORMATION TECHNOLOGY 0.2%
Hexagon AB 'B'	384	35
Telefonaktiebolaget LM Ericsson 'B'	12,897	171

		206

MATERIALS 0.2%
BillerudKorsnas AB	932	17
Boliden AB	752	28
Hexpol AB	1,633	19
SSAB AB 'A'	10,950	58
Svenska Cellulosa AB S.C.A. 'B' (a)	2,099	37

		159

Total Sweden		2,218

SWITZERLAND 6.2%
COMMUNICATION SERVICES 0.1%
Swisscom AG	150	81

CONSUMER DISCRETIONARY 0.5%
Cie Financiere Richemont S.A.	2,049	197
Dufry AG	365	25
Forbo Holding AG	15	27
Garmin Ltd.	807	106
Valora Holding AG	125	27

		382

CONSUMER STAPLES 0.5%
Aryzta AG (a)	26,324	29
Barry Callebaut AG	4	9
Chocoladefabriken Lindt & Spruengli AG	4	35
Coca-Cola HBC AG	881	28
Emmi AG	24	24
Nestle S.A.	2,890	322

		447

FINANCIALS 1.2%
Baloise Holding AG	276	47
Banque Cantonale Vaudoise	423	41
Cembra Money Bank AG	363	40
Credit Suisse Group AG	5,140	54
Julius Baer Group Ltd.	1,204	77
St Galler Kantonalbank AG	45	20
Swiss Life Holding AG	141	69
Swiss Re AG	2,082	205
UBS Group AG	6,586	102
Valiant Holding AG	270	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Zurich Insurance Group AG	692	295

		978

HEALTH CARE 0.7%
Galenica AG	382	24
Lonza Group AG	133	74
Roche Holding AG	1,119	363
Sonova Holding AG	216	57
Straumann Holding AG	32	40
Vifor Pharma AG	405	55

		613

INDUSTRIALS 1.2%
ABB Ltd.	12,455	379
Adecco Group AG	1,581	107
Bucher Industries AG	72	37
Conzzeta AG	20	25
DKSH Holding AG	328	25
Flughafen Zurich AG	126	21
Geberit AG	104	66
Georg Fischer AG	30	40
Kuehne + Nagel International AG	548	156
Schindler Holding AG	220	65
SGS S.A.	25	71
Sulzer AG	236	26
Wizz Air Holdings PLC (a)	605	40

		1,058

INFORMATION TECHNOLOGY 0.5%
ALSO Holding AG	99	29
Landis + Gyr Group AG	537	36
Logitech International S.A.	1,424	149
STMicroelectronics NV	1,468	56
TE Connectivity Ltd.	1,508	195

		465

MATERIALS 1.3%
EMS-Chemie Holding AG	43	38
Ferrexpo PLC	9,088	47
Givaudan S.A.	36	139
Glencore PLC (a)	163,216	641
SIG Combibloc Group AG	2,065	48
Sika AG	740	211

		1,124

REAL ESTATE 0.2%
Allreal Holding AG	100	20
PSP Swiss Property AG	395	48
Swiss Prime Site AG	698	65

		133

UTILITIES 0.0%
BKW AG	266	29

Total Switzerland		5,310

UNITED KINGDOM 12.7%
COMMUNICATION SERVICES 1.1%
BT Group PLC	17,947	38
Cineworld Group PLC (a)	13,231	18
Daily Mail & General Trust PLC	2,550	32
Euromoney Institutional Investor PLC	829	11
ITV PLC	24,292	40
Pearson PLC	14,474	155
Reach PLC (a)	8,153	24
Vodafone Group PLC	350,474	639

		957

CONSUMER DISCRETIONARY 1.9%
ASOS PLC (a)	378	29
B&M European Value Retail S.A.	8,048	58
Barratt Developments PLC (a)	3,667	38
Berkeley Group Holdings PLC	905	55
Burberry Group PLC	1,164	30
Compass Group PLC	8,051	163
Crest Nicholson Holdings PLC (a)	5,117	29

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Dixons Carphone PLC	19,265	38
Dunelm Group PLC	2,124	38
Frasers Group PLC (a)	4,215	27
Greggs PLC	1,734	54
Halfords Group PLC	5,189	27
Inchcape PLC (a)	3,957	41
J D Wetherspoon PLC (a)	1,816	34
JD Sports Fashion PLC	3,581	41
Kingfisher PLC (a)	48,989	215
Marks & Spencer Group PLC	46,637	97
Marston's PLC	29,509	40
Mitchells & Butlers PLC (a)	10,969	49
Moneysupermarket.com Group PLC	4,659	17
Next PLC	1,213	131
Ocado Group PLC (a)	2,163	61
Persimmon PLC	2,262	91
Pets at Home Group PLC	5,582	32
Restaurant Group PLC	13,737	23
Taylor Wimpey PLC (a)	17,978	45
WH Smith PLC	1,019	25
William Hill PLC (a)	13,440	50

		1,578

CONSUMER STAPLES 1.9%
Associated British Foods PLC	3,331	111
Britvic PLC	2,326	27
Cranswick PLC	509	25
Diageo PLC	10,146	417
Imperial Brands PLC	5,858	120
J Sainsbury PLC	49,728	166
Premier Foods PLC (a)	18,175	24
Reckitt Benckiser Group PLC	3,146	281
Tate & Lyle PLC	6,879	72
Tesco PLC	24,639	78
Unilever PLC	3,382	189
WM Morrison Supermarkets PLC	35,274	89

		1,599

ENERGY 0.9%
BP PLC	146,720	596
John Wood Group PLC	12,693	47
Petrofac Ltd. (a)	18,742	25
Subsea 7 S.A. (a)	4,115	41
Tullow Oil PLC (a)	24,765	16

		725

FINANCIALS 1.4%
3i Group PLC	4,293	68
Admiral Group PLC	2,488	106
Ashmore Group PLC	6,278	34
Barclays PLC	66,348	170
Direct Line Insurance Group PLC	17,278	75
Hargreaves Lansdown PLC	810	17
IG Group Holdings PLC	4,337	54
Intermediate Capital Group PLC	1,473	38
Jupiter Fund Management PLC	4,385	17
London Stock Exchange Group PLC	941	90
M&G PLC	25,220	72
Man Group PLC	12,690	28
Natwest Group PLC	25,443	69
Provident Financial PLC (a)	7,477	22
Prudential PLC	4,883	104
RSA Insurance Group PLC	5,130	48
Saga PLC	4,290	20
Schroders PLC	687	33
Standard Chartered PLC	11,514	79
Standard Life Aberdeen PLC	10,643	43
Virgin Money UK PLC	12,561	33

		1,220

HEALTH CARE 1.0%
AstraZeneca PLC	4,543	453
ConvaTec Group PLC	9,850	27
GlaxoSmithKline PLC	17,527	310
Indivior PLC (a)	14,443	25
Smith & Nephew PLC	3,716	71

		886

INDUSTRIALS 2.0%
Aggreko PLC	3,198	39

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Ashtead Group PLC	2,228	133
BAE Systems PLC	15,281	106
Balfour Beatty PLC (a)	8,887	36
Bunzl PLC	1,721	55
CNH Industrial NV (a)	4,284	66
Dart Group PLC	1,191	21
Diploma PLC	1,179	42
easyJet PLC	3,257	44
Ferguson PLC	905	108
Firstgroup PLC (a)	20,590	26
Go-Ahead Group PLC	871	16
Hays PLC	11,681	24
HomeServe PLC	1,167	19
Howden Joinery Group PLC (a)	6,326	64
IMI PLC	2,676	49
International Consolidated Airlines Group S.A.	33,042	90
Intertek Group PLC	524	41
Morgan Sindall Group PLC	1,284	31
National Express Group PLC	5,758	24
Pagegroup PLC (a)	4,505	29
QinetiQ Group PLC	5,394	24
RELX PLC	4,071	102
Rentokil Initial PLC (a)	15,538	104
Royal Mail PLC	21,849	152
Spirax-Sarco Engineering PLC	598	94
Travis Perkins PLC	3,164	67
Ultra Electronics Holdings PLC	630	18
Vesuvius PLC	2,894	22
Weir Group PLC	1,492	37

		1,683

INFORMATION TECHNOLOGY 0.3%
AVEVA Group PLC	382	18
Capita PLC (a)	38,818	23
Computacenter PLC	1,072	35
Dialog Semiconductor PLC (a)	684	52
Electrocomponents PLC	5,734	79
Halma PLC	978	32
Renishaw PLC	443	39

		278

MATERIALS 1.4%
Anglo American PLC	7,996	313
Croda International PLC	1,605	140
Johnson Matthey PLC	2,687	112
KAZ Minerals PLC	3,205	38
Mondi PLC	3,207	82
Rio Tinto PLC	5,678	433
Synthomer PLC	5,834	37
Victrex PLC	583	18

		1,173

REAL ESTATE 0.1%
Grainger PLC	4,521	17
Savills PLC (a)	1,743	27

		44

UTILITIES 0.7%
Centrica PLC	94,527	71
Drax Group PLC	6,456	37
National Grid PLC	11,391	135
Pennon Group PLC	4,494	61
Severn Trent PLC	866	28
SSE PLC	12,183	244
United Utilities Group PLC	4,717	60

		636

Total United Kingdom		10,779

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.0%
Carnival PLC (a)	1,714	38

MATERIALS 0.1%
Sims Metal Management Ltd.	4,400	50

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Total United States		88

Total Common Stocks (Cost $69,759)		81,713

PREFERRED STOCKS 1.1%
GERMANY 1.1%
INDUSTRIALS 1.1%
Draegerwerk AG & Co. KGaA	340	28
Fuchs Petrolub SE	1,340	64
Henkel AG & Co. KGaA	794	89
Sartorius AG	197	98
Schaeffler AG	4,299	38
Volkswagen AG	2,269	635

		952

Total Preferred Stocks (Cost $779)		952

REAL ESTATE INVESTMENT TRUSTS 2.0%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Charter Hall Group	2,148	21
Goodman Group	3,304	46
GPT Group	5,167	18
Scentre Group	9,171	20
Stockland	10,940	37
Vicinity Centres	12,943	16

		158

Total Australia		158

BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	687	28
Cofinimmo S.A.	186	27
Warehouses De Pauw CVA	743	25

		80

Total Belgium		80

CANADA 0.1%
REAL ESTATE 0.1%
Allied Properties Real Estate Investment Trust (e)	749	24
Canadian Apartment Properties REIT	634	27
Dream Office Real Estate Investment Trust	1,144	19
Granite Real Estate Investment Trust	683	42

		112

Total Canada		112

FRANCE 0.1%
REAL ESTATE 0.1%
Covivio	208	18
Gecina S.A.	156	21

		39

Total France		39

GERMANY 0.1%
REAL ESTATE 0.1%
Alstria Office REIT-AG	3,774	61

Total Germany		61

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	21,000	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Link REIT	6,100	56

		76

Total Hong Kong		76

JAPAN 0.7%
REAL ESTATE 0.7%
Activia Properties, Inc.	2	9
Advance Residence Investment Corp.	11	34
AEON REIT Investment Corp.	24	32
Daiwa House REIT Investment Corp.	13	35
Daiwa Office Investment Corp.	2	14
Daiwa Securities Living Investments Corp.	34	33
Frontier Real Estate Investment Corp.	2	9
Fukuoka REIT Corp.	13	20
GLP J-Reit	28	46
Hulic Reit, Inc.	13	20
Industrial & Infrastructure Fund Investment Corp.	15	26
Japan Excellent, Inc.	19	25
Japan Hotel REIT Investment Corp.	26	15
Japan Logistics Fund, Inc.	13	37
Japan Real Estate Investment Corp.	2	12
Japan Retail Fund Investment Corp.	33	34
Kenedix Office Investment Corp.	2	14
Mori Hills REIT Investment Corp.	13	18
Mori Trust Sogo Reit, Inc.	19	27
Nippon Accommodations Fund, Inc.	3	18
Nippon Building Fund, Inc.	2	12
Nippon Prologis REIT, Inc.	8	26
Nomura Real Estate Master Fund, Inc.	20	30
Orix JREIT, Inc.	22	38
Premier Investment Corp.	24	34

		618

Total Japan		618

NETHERLANDS 0.0%
REAL ESTATE 0.0%
Eurocommercial Properties NV (a)	1,555	34

Total Netherlands		34

SINGAPORE 0.2%
REAL ESTATE 0.2%
Ascendas Real Estate Investment Trust	7,500	17
CapitaLand Mall Trust	10,400	17
Keppel DC REIT	14,500	29
Mapletree Industrial Trust	14,700	30
Mapletree Logistics Trust	45,100	65
Mapletree North Asia Commercial Trust	33,800	26

		184

Total Singapore		184

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi S.A.	1,729	17

Total Spain		17

UNITED KINGDOM 0.4%
REAL ESTATE 0.4%
Assura PLC	17,065	17
Big Yellow Group PLC	1,740	27
Great Portland Estates PLC	2,263	21
Land Securities Group PLC	4,190	40
LondonMetric Property PLC	8,306	24
Segro PLC	5,457	71
Tritax Big Box REIT PLC	25,872	64

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

UNITE Group PLC	2,250	33

		297

Total United Kingdom		297

Total Real Estate Investment Trusts (Cost $1,518)		1,676

RIGHTS 0.0%
AUSTRALIA 0.0%
INFORMATION TECHNOLOGY 0.0%
Computershare Ltd.	180	0

Total Australia		0

ITALY 0.0%
UTILITIES 0.0%
Snam SpA	14,008	0

Total Italy		0

Total Rights (Cost $0)		0

Total Investments in Securities (Cost $72,056)		84,341

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	31,568	32

Total Short-Term Instruments (Cost $32)		32

Total Investments in Affiliates (Cost $32)		32

Total Investments 99.1% (Cost $72,088)		$84,373
Other Assets and Liabilities, net 0.9%		774

Net Assets 100.0%		$85,147

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $27 were out on loan in exchange for $32 of cash collateral as of March 31, 2021.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description				Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Agnico Eagle Mines Ltd.				03/31/2020 - 01/26/2021	$15	$16	0.02%
Allied Properties Real Estate Investment Trust				08/28/2020 - 01/26/2021	22	24	0.03
Boralex, Inc.				03/31/2020 - 03/19/2021	34	41	0.05
Cogeco, Inc.				03/31/2020 - 01/26/2021	21	25	0.03
Constellation Software, Inc.				06/27/2018 - 12/18/2019	31	49	0.06
Great-West Lifeco, Inc.				06/27/2018 - 01/26/2021	30	36	0.04
Intact Financial Corp.				08/31/2017 - 09/30/2020	59	71	0.08
Martinrea International, Inc.				08/31/2017 - 01/26/2021	26	29	0.03
Whitecap Resources, Inc.				09/30/2020 - 03/19/2021	33	60	0.07

					$271	$351	0.41%

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset		Liability

SSB	04/2021	DKK	119	$19	$0		$0
	04/2021	NOK	14	2	0		0
	04/2021	SEK	21	2	0		0

Total Forward Foreign Currency Contracts					$0	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services		$0	$316	$0	$316
	Consumer Discretionary		0	538	0	538
	Consumer Staples		0	379	0	379
	Energy		0	254	0	254
	Financials		0	455	0	455
	Health Care		0	235	0	235
	Industrials		0	203	0	203
	Information Technology		71	62	0	133
	Materials		0	1,703	0	1,703
	Real Estate		0	42	0	42
	Utilities		0	17	0	17
Austria
	Energy		0	80	0	80
	Industrials		0	25	0	25
	Information Technology		0	27	0	27
	Materials		0	86	0	86
	Real Estate		0	24	0	24
Belgium
	Communication Services		0	23	0	23
	Consumer Discretionary		0	17	0	17
	Consumer Staples		0	34	0	34
	Financials		0	66	0	66
	Health Care		0	17	0	17
	Industrials		0	21	0	21
	Information Technology		0	34	0	34
	Materials		0	32	0	32
Canada
	Communication Services		420	0	0	420
	Consumer Discretionary		966	0	0	966
	Consumer Staples		514	0	0	514
	Energy		836	0	0	836

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Financials	761	0	0	761
Health Care	87	0	0	87
Industrials	1,076	0	0	1,076
Information Technology	330	0	0	330
Materials	1,055	0	0	1,055
Real Estate	91	0	0	91
Utilities	413	0	0	413
Chile
Materials	0	38	0	38
Denmark
Consumer Discretionary	0	40	0	40
Consumer Staples	0	134	0	134
Financials	0	26	0	26
Health Care	0	447	0	447
Industrials	0	696	0	696
Materials	0	61	0	61
Utilities	0	116	0	116
Finland
Communication Services	0	43	0	43
Consumer Staples	0	163	0	163
Energy	0	140	0	140
Financials	0	62	0	62
Industrials	0	229	0	229
Information Technology	0	65	0	65
Materials	0	195	0	195
Utilities	0	45	0	45
France
Communication Services	30	651	0	681
Consumer Discretionary	0	1,067	0	1,067
Consumer Staples	0	565	0	565
Energy	0	474	0	474
Financials	0	508	0	508
Health Care	0	226	0	226
Industrials	0	1,162	0	1,162
Information Technology	0	192	0	192
Materials	0	197	0	197
Real Estate	0	60	0	60
Utilities	0	578	0	578
Germany
Communication Services	0	386	0	386
Consumer Discretionary	0	1,536	0	1,536
Consumer Staples	0	64	0	64
Financials	0	689	0	689
Health Care	0	216	0	216
Industrials	37	872	0	909
Information Technology	140	56	0	196
Materials	0	649	0	649
Real Estate	0	319	0	319
Utilities	0	583	0	583
Hong Kong
Communication Services	0	77	0	77
Consumer Discretionary	34	386	0	420
Consumer Staples	0	131	0	131
Financials	0	349	0	349
Industrials	0	436	0	436
Information Technology	0	222	0	222
Real Estate	0	179	0	179
Utilities	0	201	0	201
Ireland
Consumer Discretionary	189	111	0	300
Consumer Staples	0	100	0	100
Health Care	250	26	0	276
Industrials	120	197	0	317
Materials	0	252	0	252
Israel
Communication Services	0	37	0	37
Energy	0	43	0	43
Financials	0	125	0	125
Health Care	38	0	0	38
Information Technology	73	32	0	105
Materials	0	42	0	42
Italy
Communication Services	0	232	0	232
Consumer Discretionary	0	207	0	207
Consumer Staples	0	35	0	35
Energy	0	550	0	550
Financials	0	513	0	513
Health Care	0	199	0	199
Industrials	0	95	0	95
Utilities	0	572	0	572
Japan
Communication Services	0	1,689	0	1,689
Consumer Discretionary	0	4,779	0	4,779
Consumer Staples	18	1,570	0	1,588
Energy	0	516	0	516
Financials	0	424	0	424

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Health Care	0	1,516	0	1,516
Industrials	0	4,722	0	4,722
Information Technology	452	3,439	0	3,891
Materials	220	2,194	0	2,414
Real Estate	0	58	0	58
Utilities	0	790	0	790
Jordan
Health Care	0	17	0	17
Luxembourg
Communication Services	0	42	0	42
Health Care	0	42	0	42
Materials	0	519	0	519
Real Estate	0	103	0	103
Macau
Consumer Discretionary	0	65	0	65
Netherlands
Communication Services	24	102	0	126
Consumer Discretionary	451	73	0	524
Consumer Staples	0	498	0	498
Energy	0	548	0	548
Financials	0	389	0	389
Health Care	50	0	0	50
Industrials	0	437	0	437
Information Technology	250	908	0	1,158
Materials	0	259	0	259
New Zealand
Communication Services	0	51	0	51
Industrials	0	30	0	30
Materials	0	43	0	43
Utilities	0	42	0	42
Norway
Communication Services	0	119	0	119
Consumer Staples	0	172	0	172
Energy	0	292	0	292
Financials	0	67	0	67
Industrials	0	55	0	55
Materials	0	184	0	184
Real Estate	0	37	0	37
Portugal
Consumer Staples	18	0	0	18
Materials	0	32	0	32
Utilities	0	326	0	326
Singapore
Communication Services	0	161	0	161
Consumer Staples	0	205	0	205
Energy	0	30	0	30
Financials	0	193	0	193
Industrials	0	192	0	192
Information Technology	0	39	0	39
South Africa
Consumer Discretionary	32	0	0	32
Health Care	0	17	0	17
Spain
Communication Services	40	260	0	300
Consumer Discretionary	0	120	0	120
Consumer Staples	0	42	0	42
Energy	0	408	0	408
Financials	0	713	0	713
Health Care	0	17	0	17
Industrials	0	234	0	234
Information Technology	0	55	0	55
Materials	0	78	0	78
Utilities	0	730	0	730
Sweden
Communication Services	65	204	0	269
Consumer Discretionary	55	427	0	482
Consumer Staples	0	64	0	64
Financials	0	149	0	149
Industrials	19	870	0	889
Information Technology	0	206	0	206
Materials	0	159	0	159
Switzerland
Communication Services	0	81	0	81
Consumer Discretionary	106	276	0	382
Consumer Staples	24	423	0	447
Financials	0	978	0	978
Health Care	0	613	0	613
Industrials	0	1,058	0	1,058
Information Technology	195	270	0	465
Materials	0	1,124	0	1,124
Real Estate	20	113	0	133
Utilities	0	29	0	29
United Kingdom
Communication Services	56	901	0	957
Consumer Discretionary	27	1,551	0	1,578
Consumer Staples	49	1,550	0	1,599

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Energy	0	725	0	725
Financials	17	1,203	0	1,220
Health Care	52	834	0	886
Industrials	63	1,620	0	1,683
Information Technology	0	278	0	278
Materials	0	1,173	0	1,173
Real Estate	0	44	0	44
Utilities	37	599	0	636
United States
Consumer Discretionary	0	38	0	38
Materials	0	50	0	50
Preferred Stocks
Germany
Industrials	28	924	0	952
Real Estate Investment Trusts
Australia
Real Estate	0	158	0	158
Belgium
Real Estate	28	52	0	80
Canada
Real Estate	112	0	0	112
France
Real Estate	0	39	0	39
Germany
Real Estate	0	61	0	61
Hong Kong
Real Estate	0	76	0	76
Japan
Real Estate	0	618	0	618
Netherlands
Real Estate	0	34	0	34
Singapore
Real Estate	0	184	0	184
Spain
Real Estate	0	17	0	17
United Kingdom
Real Estate	0	297	0	297

	$10,039	$74,302	$0	$84,341
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	32	0	0	32

Total Investments	$10,071	$74,302	$0	$84,373

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
COMMON STOCKS 95.2%
IRELAND 0.2%
INFORMATION TECHNOLOGY 0.2%
Accenture PLC 'A'	627	$173

Total Ireland		173

SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	583	92

Total Switzerland		92

UNITED KINGDOM 0.3%
CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	128	7

CONSUMER STAPLES 0.1%
Coca-Cola European Partners PLC	191	10
Nomad Foods Ltd. (a)	1,056	29

		39

ENERGY 0.0%
TechnipFMC PLC (a)	1,842	14

FINANCIALS 0.0%
Willis Towers Watson PLC	95	22

INDUSTRIALS 0.2%
IHS Markit Ltd.	568	55
Pentair PLC	1,244	77

		132

MATERIALS 0.0%
Amcor PLC	3,078	36

Total United Kingdom		250

UNITED STATES 94.6%
COMMUNICATION SERVICES 6.3%
Alphabet, Inc. 'A' (a)	232	478
Altice USA, Inc. 'A' (a)	206	7
AMC Entertainment Holdings, Inc. 'A' (c)	5,009	51
AMC Networks, Inc. 'A' (a)	1,005	53
AT&T, Inc.	7,756	235
Cable One, Inc.	43	79
Charter Communications, Inc. 'A' (a)	236	146
Cinemark Holdings, Inc.	2,334	48
Comcast Corp. 'A'	4,596	249
Discovery, Inc. 'A' (a)	362	16
Facebook, Inc. 'A' (a)	1,791	527
iHeartMedia, Inc. 'A' (a)	815	15
Interpublic Group of Cos., Inc.	3,785	111
John Wiley & Sons, Inc. 'A'	276	15
Liberty Broadband Corp. 'C' (a)	1,169	176
Liberty Media Corp-Liberty SiriusXM 'C' (a)	1,569	69
Lumen Technologies, Inc.	14,308	191
Madison Square Garden Sports Corp. (a)	108	19
Netflix, Inc. (a)	378	197
New York Times Co. 'A'	955	48
News Corp. 'A'	3,965	101
Omnicom Group, Inc.	816	61

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Pinterest, Inc. 'A' (a)	1,633	121
Sinclair Broadcast Group, Inc. 'A'	965	28
Snap, Inc. (a)	3,393	177
T-Mobile US, Inc.	580	73
Take-Two Interactive Software, Inc. (a)	411	73
TEGNA, Inc.	1,776	33
Telephone & Data Systems, Inc.	1,021	23
TripAdvisor, Inc. (a)	455	24
Twitter, Inc. (a)	672	43
Verizon Communications, Inc.	6,414	373
ViacomCBS, Inc. 'B'	5,483	247
Walt Disney Co.	2,047	378
Zillow Group, Inc. 'C' (a)	588	76
Zynga, Inc. 'A' (a)	6,206	63

		4,624

CONSUMER DISCRETIONARY 20.0%
Abercrombie & Fitch Co. 'A'	1,690	58
Adient PLC (a)	978	43
Adtalem Global Education, Inc. (a)	569	23
Advance Auto Parts, Inc.	66	12
Amazon.com, Inc. (a)	148	458
American Axle & Manufacturing Holdings, Inc. (a)	2,289	22
American Eagle Outfitters, Inc.	4,973	145
Aramark	110	4
Asbury Automotive Group, Inc. (a)	205	40
AutoNation, Inc. (a)	686	64
AutoZone, Inc. (a)	103	145
Bed Bath & Beyond, Inc.	10,612	309
Best Buy Co., Inc.	2,703	310
Big Lots, Inc.	356	24
Bloomin' Brands, Inc.	2,158	58
Booking Holdings, Inc. (a)	44	103
BorgWarner, Inc.	547	25
Bright Horizons Family Solutions, Inc. (a)	236	40
Brinker International, Inc.	1,281	91
Brunswick Corp.	439	42
Buckle, Inc.	458	18
Burlington Stores, Inc. (a)	162	48
CarMax, Inc. (a)	140	19
Carnival Corp. (a)	3,199	85
Carter's, Inc.	551	49
Cheesecake Factory, Inc.	1,129	66
Children's Place, Inc. (a)	211	15
Chipotle Mexican Grill, Inc. (a)	108	153
Churchill Downs, Inc.	231	53
Cooper Tire & Rubber Co.	409	23
Core-Mark Holding Co., Inc.	225	9
Cracker Barrel Old Country Store, Inc.	307	53
Dana, Inc.	1,694	41
Darden Restaurants, Inc.	325	46
Deckers Outdoor Corp. (a)	382	126
Designer Brands, Inc.'A'	1,938	34
Dick's Sporting Goods, Inc.	1,537	117
Dillard's, Inc. 'A'	333	32
Dollar General Corp.	1,403	284
Dollar Tree, Inc. (a)	262	30
Domino's Pizza, Inc.	561	206
Dorman Products, Inc. (a)	135	14
DR Horton, Inc.	294	26
eBay, Inc.	3,636	223
Expedia Group, Inc.	120	21
Extended Stay America, Inc.	1,096	22
Five Below, Inc. (a)	168	32
Foot Locker, Inc.	2,000	113
Ford Motor Co. (a)	76,171	933
G-III Apparel Group Ltd. (a)	661	20
GameStop Corp. 'A' (a)	449	85
Gap, Inc. (a)	7,824	233
General Motors Co.	23,458	1,348
Gentex Corp.	1,898	68
Genuine Parts Co.	124	14
Goodyear Tire & Rubber Co. (a)	3,493	61
Graham Holdings Co. 'B'	25	14
Grand Canyon Education, Inc. (a)	254	27
Group 1 Automotive, Inc.	239	38
Guess?, Inc.	970	23
H&R Block, Inc.	3,043	66
Hanesbrands, Inc.	3,962	78
Hasbro, Inc.	244	23
Helen of Troy Ltd. (a)	126	27
Hilton Worldwide Holdings, Inc. (a)	253	31
Home Depot, Inc.	2,412	736
International Game Technology PLC	2,702	43
Jack in the Box, Inc.	394	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

KB Home	583	27
Kohl's Corp.	4,310	257
Kontoor Brands, Inc.	491	24
L Brands, Inc. (a)	3,065	190
La-Z-Boy, Inc.	413	18
Las Vegas Sands Corp.	911	55
Lear Corp.	383	69
Leggett & Platt, Inc.	1,011	46
Lennar Corp. 'A'	246	25
Lithia Motors, Inc. 'A'	334	130
Lowe's Cos., Inc.	2,488	473
Macy's, Inc.	12,928	209
Marriott International, Inc. 'A' (a)	311	46
Mattel, Inc. (a)	1,069	21
McDonald's Corp.	1,867	418
MDC Holdings, Inc.	710	42
Meritage Homes Corp. (a)	610	56
MGM Resorts International	345	13
Murphy USA, Inc.	304	44
Newell Brands, Inc.	953	26
NIKE, Inc. 'B'	2,662	354
Nordstrom, Inc. (a)	2,752	104
Norwegian Cruise Line Holdings Ltd. (a)	270	7
NVR, Inc. (a)	12	57
O'Reilly Automotive, Inc. (a)	182	92
ODP Corp.	430	19
Ollie's Bargain Outlet Holdings, Inc. (a)	176	15
Penn National Gaming, Inc. (a)	945	99
Penske Automotive Group, Inc.	322	26
Pool Corp.	372	128
PulteGroup, Inc.	1,817	95
PVH Corp.	310	33
Qurate Retail, Inc.	4,136	49
Ralph Lauren Corp.	547	67
Red Rock Resorts, Inc. 'A'	626	20
Ross Stores, Inc.	433	52
Royal Caribbean Cruises Ltd.	162	14
Sally Beauty Holdings, Inc. (a)	2,268	46
SeaWorld Entertainment, Inc. (a)	1,152	57
Service Corp. International	795	41
Signet Jewelers Ltd. (a)	1,427	83
Six Flags Entertainment Corp.	1,810	84
Sonic Automotive, Inc. 'A'	294	15
Starbucks Corp.	2,700	295
Steven Madden Ltd.	740	28
Tapestry, Inc. (a)	240	10
Target Corp.	3,827	758
Taylor Morrison Home Corp. 'A' (a)	1,337	41
Tempur Sealy International, Inc.	1,654	61
Terminix Global Holdings, Inc. (a)	601	29
Tesla, Inc. (a)	594	397
Texas Roadhouse, Inc. (a)	709	68
Thor Industries, Inc.	740	100
TJX Cos., Inc.	2,498	165
Toll Brothers, Inc.	344	20
TopBuild Corp. (a)	102	21
Tractor Supply Co.	528	94
Ulta Beauty, Inc. (a)	219	68
Under Armour, Inc. 'A' (a)	1,081	24
Urban Outfitters, Inc. (a)	1,817	68
Vail Resorts, Inc.	355	104
VF Corp.	639	51
Visteon Corp. (a)	277	34
Wendy's Co.	2,935	59
Whirlpool Corp.	907	200
Williams-Sonoma, Inc.	1,213	217
Yum! Brands, Inc.	999	108

		14,651

CONSUMER STAPLES 9.6%
Altria Group, Inc.	2,306	118
Archer-Daniels-Midland Co.	2,867	163
B&G Foods, Inc.	1,480	46
Boston Beer Co., Inc. 'A' (a)	109	131
Brown-Forman Corp. 'B'	823	57
Bunge Ltd.	1,530	121
Cal-Maine Foods, Inc. (a)	321	12
Campbell Soup Co.	413	21
Casey's General Stores, Inc.	316	68
Central Garden & Pet Co. 'A' (a)	316	16
Church & Dwight Co., Inc.	763	67
Clorox Co.	237	46
Coca-Cola Co.	9,344	493
Colgate-Palmolive Co.	1,827	144
Conagra Brands, Inc.	594	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Constellation Brands, Inc. 'A'	261	59
Costco Wholesale Corp.	643	227
Coty, Inc. 'A'	837	8
Darling Ingredients, Inc. (a)	1,196	88
Edgewell Personal Care Co.	513	20
Estee Lauder Cos., Inc. 'A'	455	132
Flowers Foods, Inc.	1,205	29
General Mills, Inc.	1,336	82
Hain Celestial Group, Inc. (a)	701	31
Herbalife Nutrition Ltd. (a)	946	42
Hershey Co.	264	42
Hormel Foods Corp.	335	16
Ingredion, Inc.	154	14
J&J Snack Foods Corp.	109	17
JM Smucker Co.	226	29
Kellogg Co.	783	50
Keurig Dr Pepper, Inc.	508	17
Kimberly-Clark Corp.	667	93
Kraft Heinz Co.	3,538	142
Kroger Co.	11,035	397
Lamb Weston Holdings, Inc.	630	49
Lancaster Colony Corp.	108	19
McCormick & Co., Inc.	1,066	95
Mondelez International, Inc. 'A'	979	57
Monster Beverage Corp. (a)	391	36
Nu Skin Enterprises, Inc. 'A'	365	19
PepsiCo, Inc.	3,579	506
Performance Food Group Co. (a)	980	56
Philip Morris International, Inc.	5,144	456
Pilgrim's Pride Corp. (a)	135	3
Post Holdings, Inc. (a)	346	37
PriceSmart, Inc.	130	13
Procter & Gamble Co.	3,517	476
Rite Aid Corp. (a)	3,346	68
Sanderson Farms, Inc.	250	39
Sprouts Farmers Market, Inc. (a)	3,032	81
Sysco Corp.	2,204	174
TreeHouse Foods, Inc. (a)	843	44
Tyson Foods, Inc. 'A'	2,142	159
U.S. Foods Holding Corp. (a)	1,457	56
United Natural Foods, Inc. (a)	1,837	60
Universal Corp.	152	9
USANA Health Sciences, Inc. (a)	98	10
Vector Group Ltd.	706	10
Walgreens Boots Alliance, Inc.	7,543	414
Walmart, Inc.	7,895	1,072

		7,078

ENERGY 7.4%
Antero Resources Corp. (a)	2,989	30
APA Corp.	2,228	40
Archrock, Inc.	926	9
Baker Hughes Co.	7,704	166
Cabot Oil & Gas Corp.	2,858	54
Chevron Corp.	11,030	1,156
Cimarex Energy Co.	306	18
CNX Resources Corp. (a)	4,192	62
ConocoPhillips	6,895	365
Delek U.S. Holdings, Inc.	1,250	27
Devon Energy Corp.	3,249	71
Diamondback Energy, Inc.	136	10
Dril-Quip, Inc. (a)	257	9
EOG Resources, Inc.	504	37
EQT Corp. (a)	852	16
Exxon Mobil Corp.	21,976	1,227
Halliburton Co.	714	15
Helmerich & Payne, Inc.	1,058	29
Hess Corp.	1,630	115
HollyFrontier Corp.	2,916	104
Kinder Morgan, Inc.	3,852	64
Marathon Oil Corp.	12,034	129
Marathon Petroleum Corp.	6,796	363
Murphy Oil Corp.	4,082	67
NOV, Inc.	5,672	78
Occidental Petroleum Corp.	3,880	103
Oceaneering International, Inc. (a)	1,324	15
ONEOK, Inc.	382	19
Patterson-UTI Energy, Inc.	2,880	21
PBF Energy, Inc. 'A' (a)	2,441	35
Phillips 66	3,478	284
Pioneer Natural Resources Co.	185	29
Range Resources Corp. (a)	4,856	50
Renewable Energy Group, Inc. (a)	968	64
Schlumberger NV	1,204	33
SM Energy Co.	3,623	59

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Targa Resources Corp.	1,046	33
Transocean Ltd. (a)	12,318	44
Valero Energy Corp.	4,876	349
World Fuel Services Corp.	383	13

		5,412

FINANCIALS 8.3%
Affiliated Managers Group, Inc.	438	65
Aflac, Inc.	329	17
Allstate Corp.	1,322	152
Ally Financial, Inc.	5,099	230
American International Group, Inc.	5,758	266
Ameriprise Financial, Inc.	101	23
Arthur J Gallagher & Co.	146	18
Artisan Partners Asset Management, Inc. 'A'	594	31
BlackRock, Inc.	123	93
Blackstone Group, Inc.	686	51
Brighthouse Financial, Inc. (a)	879	39
Brown & Brown, Inc.	1,042	48
Capital One Financial Corp.	4,147	528
Capitol Federal Financial, Inc.	716	9
Charles Schwab Corp.	1,297	85
CIT Group, Inc.	1,235	64
Citigroup, Inc.	5,717	416
Citizens Financial Group, Inc.	368	16
CME Group, Inc.	246	50
CNO Financial Group, Inc.	937	23
Comerica, Inc.	119	8
Discover Financial Services	2,153	204
Erie Indemnity Co. 'A'	65	14
Evercore, Inc. 'A'	415	55
FactSet Research Systems, Inc.	98	30
Federated Investors, Inc. 'B'	681	21
Fidelity National Financial, Inc.	375	15
Fifth Third Bancorp	615	23
First American Financial Corp.	763	43
FirstCash, Inc.	336	22
Franklin Resources, Inc.	3,759	111
Genworth Financial, Inc. 'A' (a)	9,356	31
Goldman Sachs Group, Inc.	906	296
Hanover Insurance Group, Inc.	196	25
Houlihan Lokey, Inc.	381	25
Interactive Brokers Group, Inc. 'A'	335	24
Intercontinental Exchange, Inc.	361	40
Invesco Ltd.	5,729	144
Jefferies Financial Group, Inc.	1,724	52
Kemper Corp.	258	21
Lincoln National Corp.	1,910	119
Loews Corp.	837	43
LPL Financial Holdings, Inc.	643	91
Markel Corp. (a)	11	12
MarketAxess Holdings, Inc.	216	108
Marsh & McLennan Cos., Inc.	1,146	140
Mercury General Corp.	241	15
MetLife, Inc.	4,373	266
Moelis & Co. 'A'	461	25
Moody's Corp.	127	38
Morgan Stanley	1,893	147
Morningstar, Inc.	134	30
MSCI, Inc.	486	204
Nasdaq, Inc.	18	3
Navient Corp.	2,066	30
New York Community Bancorp, Inc.	2,380	30
Old Republic International Corp.	440	10
PacWest Bancorp	1,067	41
PRA Group, Inc. (a)	302	11
ProAssurance Corp.	283	8
Progressive Corp.	534	51
Prudential Financial, Inc.	1,774	162
Regions Financial Corp.	829	17
RLI Corp.	143	16
S&P Global, Inc.	184	65
Santander Consumer USA Holdings, Inc.	923	25
SEI Investments Co.	537	33
Signature Bank	171	39
SLM Corp.	1,144	21
Stewart Information Services Corp.	201	10
SVB Financial Group (a)	160	79
Synchrony Financial	1,791	73
Synovus Financial Corp.	433	20
T Rowe Price Group, Inc.	498	85
Tradeweb Markets, Inc. 'A'	239	18
Travelers Cos., Inc.	1,429	215
Truist Financial Corp.	1,163	68
Unum Group	2,363	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Virtu Financial, Inc. 'A'	971	30
Voya Financial, Inc.	1,365	87
Waddell & Reed Financial, Inc. 'A'	1,013	25
Western Alliance Bancorp	286	27
White Mountains Insurance Group Ltd.	18	20
WR Berkley Corp.	154	12
Zions Bancorporation	140	8

		6,071

HEALTH CARE 10.5%
Abbott Laboratories	1,236	148
AbbVie, Inc.	1,981	214
ABIOMED, Inc. (a)	136	43
Agilent Technologies, Inc.	264	34
Alexion Pharmaceuticals, Inc. (a)	182	28
Align Technology, Inc. (a)	299	162
Amedisys, Inc. (a)	153	41
Amgen, Inc.	941	234
AMN Healthcare Services, Inc. (a)	288	21
Anthem, Inc.	1,269	456
Avantor, Inc. (a)	1,525	44
Baxter International, Inc.	1,117	94
Becton Dickinson and Co.	126	31
Bio-Rad Laboratories, Inc. 'A' (a)	190	109
Bio-Techne Corp.	119	45
Biogen, Inc. (a)	257	72
Bristol-Myers Squibb Co.	1,691	107
Brookdale Senior Living, Inc. (a)	1,675	10
Bruker Corp.	388	25
Cardinal Health, Inc.	2,000	121
Catalent, Inc. (a)	941	99
Cerner Corp.	287	21
Change Healthcare, Inc. (a)	703	16
Charles River Laboratories International, Inc. (a)	151	44
Chemed Corp.	96	44
Cooper Cos., Inc.	161	62
CVS Health Corp.	7,582	570
Danaher Corp.	1,015	228
DaVita, Inc. (a)	641	69
Dentsply Sirona, Inc.	297	19
Eli Lilly & Co.	562	105
Encompass Health Corp.	633	52
Envista Holdings Corp. (a)	490	20
Exact Sciences Corp. (a)	515	68
Gilead Sciences, Inc.	7,028	454
HCA Healthcare, Inc.	823	155
Henry Schein, Inc. (a)	225	16
Hologic, Inc. (a)	786	58
Horizon Therapeutics PLC (a)	671	62
Humana, Inc.	256	107
IDEXX Laboratories, Inc. (a)	269	132
Illumina, Inc. (a)	126	48
Intuitive Surgical, Inc. (a)	102	75
Johnson & Johnson	3,466	570
Laboratory Corp. of America Holdings (a)	60	15
LHC Group, Inc. (a)	121	23
Magellan Health, Inc. (a)	373	35
Masimo Corp. (a)	319	73
McKesson Corp.	1,021	199
MEDNAX, Inc. (a)	1,016	26
Merck & Co., Inc.	5,446	420
Mettler-Toledo International, Inc. (a)	131	151
Moderna, Inc. (a)	1,029	135
Molina Healthcare, Inc. (a)	374	87
Myriad Genetics, Inc. (a)	903	27
Owens & Minor, Inc.	1,110	42
Patterson Cos., Inc.	798	25
PerkinElmer, Inc.	343	44
Pfizer, Inc.	9,518	345
Premier, Inc. 'A'	554	19
Quest Diagnostics, Inc.	223	29
ResMed, Inc.	671	130
Select Medical Holdings Corp. (a)	504	17
Steris PLC	261	50
Teleflex, Inc.	146	61
Tenet Healthcare Corp. (a)	1,143	59
Thermo Fisher Scientific, Inc.	343	157
United Therapeutics Corp. (a)	376	63
Varian Medical Systems, Inc. (a)	377	67
Veeva Systems, Inc. 'A' (a)	418	109
Waters Corp. (a)	24	7
West Pharmaceutical Services, Inc.	366	103

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Zoetis, Inc.	209	33

		7,684

INDUSTRIALS 11.0%
3M Co.	1,432	276
AAR Corp.	286	12
ABM Industries, Inc.	348	18
Acuity Brands, Inc.	325	54
AECOM (a)	1,313	84
AGCO Corp.	785	113
Allegiant Travel Co. (a)	159	39
Allison Transmission Holdings, Inc.	1,076	44
AMERCO	44	27
American Airlines Group, Inc.	1,523	36
AO Smith Corp.	1,165	79
Apogee Enterprises, Inc.	246	10
Applied Industrial Technologies, Inc.	181	17
Arcosa, Inc.	286	19
Armstrong World Industries, Inc.	256	23
Atlas Air Worldwide Holdings, Inc. (a)	504	30
Avis Budget Group, Inc. (a)	1,538	112
Boeing Co. (a)	951	242
Builders FirstSource, Inc. (a)	624	29
BWX Technologies, Inc.	410	27
Carrier Global Corp.	753	32
Caterpillar, Inc.	471	109
CH Robinson Worldwide, Inc.	789	75
Cintas Corp.	179	61
Colfax Corp. (a)	370	16
Copart, Inc. (a)	1,202	131
CoreLogic, Inc.	449	36
CoStar Group, Inc. (a)	120	99
Covanta Holding Corp.	855	12
Crane Co.	297	28
CSX Corp.	1,755	169
Cummins, Inc.	519	134
Curtiss-Wright Corp.	238	28
Deere & Co.	245	92
Delta Air Lines, Inc. (a)	408	20
Deluxe Corp.	435	18
Donaldson Co., Inc.	487	28
Dycom Industries, Inc. (a)	243	23
Emerson Electric Co.	1,342	121
Encore Wire Corp.	104	7
Equifax, Inc.	476	86
Expeditors International of Washington, Inc.	809	87
Fastenal Co.	881	44
FedEx Corp.	213	61
Fluor Corp.	1,850	43
Fortune Brands Home & Security, Inc.	120	12
Franklin Electric Co., Inc.	143	11
FTI Consulting, Inc. (a)	385	54
GATX Corp.	230	21
Generac Holdings, Inc. (a)	752	246
General Electric Co.	50,233	660
GMS, Inc. (a)	281	12
Graco, Inc.	714	51
Granite Construction, Inc.	373	15
Greenbrier Cos., Inc.	417	20
Hawaiian Holdings, Inc.	1,163	31
Healthcare Services Group, Inc.	679	19
Herman Miller, Inc.	560	23
Hexcel Corp.	646	36
Hillenbrand, Inc.	387	18
HNI Corp.	202	8
Hub Group, Inc. 'A' (a)	207	14
Hubbell, Inc.	108	20
Huntington Ingalls Industries, Inc.	35	7
Hyster-Yale Materials Handling, Inc.	111	10
IDEX Corp.	451	94
Illinois Tool Works, Inc.	547	121
ITT, Inc.	409	37
Jacobs Engineering Group, Inc.	727	94
JB Hunt Transport Services, Inc.	208	35
JetBlue Airways Corp. (a)	4,269	87
Kansas City Southern	79	21
KAR Auction Services, Inc.	1,355	20
KBR, Inc.	1,258	48
Knight-Swift Transportation Holdings, Inc.	766	37
L3Harris Technologies, Inc.	239	48
Landstar System, Inc.	324	53
Lennox International, Inc.	281	88
Lincoln Electric Holdings, Inc.	291	36
Lockheed Martin Corp.	575	212
Lyft, Inc. (a)	776	49

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Macquarie Infrastructure Corp.	1,113	35
ManpowerGroup, Inc.	438	43
Masco Corp.	112	7
Masonite International Corp. (a)	164	19
MasTec, Inc. (a)	175	16
Meritor, Inc. (a)	542	16
Middleby Corp. (a)	241	40
Moog, Inc. 'A'	112	9
MSC Industrial Direct Co., Inc. 'A'	454	41
Mueller Industries, Inc.	251	10
Neilsen Holdings PLC	753	19
Nordson Corp.	322	64
Norfolk Southern Corp.	219	59
Northrop Grumman Corp.	277	90
NOW, Inc. (a)	1,298	13
Old Dominion Freight Line, Inc.	564	136
Oshkosh Corp.	203	24
Otis Worldwide Corp.	97	7
Owens Corning	612	56
Parker-Hannifin Corp.	112	35
Primoris Services Corp.	248	8
Quanta Services, Inc.	1,342	118
Regal Beloit Corp.	125	18
Republic Services, Inc.	221	22
Resideo Technologies, Inc. (a)	956	27
Robert Half International, Inc.	403	31
Rockwell Automation, Inc.	303	80
Rollins, Inc.	1,635	56
Rush Enterprises, Inc. 'A'	226	11
Ryder System, Inc.	470	36
Saia, Inc. (a)	80	18
Schneider National, Inc. 'B'	677	17
SkyWest, Inc.	432	24
Southwest Airlines Co.	225	14
Spirit AeroSystems Holdings, Inc. 'A'	406	20
Steelcase, Inc. 'A'	708	10
Stericycle, Inc. (a)	423	29
Teledyne Technologies, Inc. (a)	119	49
Terex Corp.	654	30
Tetra Tech, Inc.	164	22
Timken Co.	613	50
Toro Co.	388	40
TransDigm Group, Inc. (a)	27	16
Trinity Industries, Inc.	825	24
Uber Technologies, Inc. (a)	1,087	59
UFP Industries, Inc.	343	26
Union Pacific Corp.	1,510	333
United Airlines Holdings, Inc. (a)	217	12
United Parcel Service, Inc. 'B'	2,114	359
United Rentals, Inc. (a)	63	21
Valmont Industries, Inc.	129	31
Verisk Analytics, Inc.	739	131
Waste Connections, Inc.	151	16
Waste Management, Inc.	402	52
Watsco, Inc.	187	49
Werner Enterprises, Inc.	724	34
WESCO International, Inc. (a)	486	42
WW Grainger, Inc.	154	62
XPO Logistics, Inc. (a)	79	10
Xylem, Inc.	1,151	121

		8,086

INFORMATION TECHNOLOGY 16.8%
Activision Blizzard, Inc.	664	62
Adobe, Inc. (a)	414	197
Advanced Micro Devices, Inc. (a)	1,045	82
Alliance Data Systems Corp.	649	73
Amdocs Ltd.	265	19
Amkor Technology, Inc.	1,221	29
Amphenol Corp. 'A'	516	34
ANSYS, Inc. (a)	248	84
Apple, Inc.	8,838	1,080
Applied Materials, Inc.	2,563	342
Arista Networks, Inc. (a)	171	52
Arrow Electronics, Inc. (a)	494	55
Aspen Technology, Inc. (a)	115	17
Autodesk, Inc. (a)	677	188
Automatic Data Processing, Inc.	332	63
Avnet, Inc.	891	37
Black Knight, Inc. (a)	800	59
Booz Allen Hamilton Holding Corp.	1,155	93
Broadcom, Inc.	682	316
Broadridge Financial Solutions, Inc.	733	112
Brooks Automation, Inc.	224	18
CACI International, Inc. 'A' (a)	183	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Cadence Design Systems, Inc. (a)	239	33
CDK Global, Inc.	784	42
CDW Corp.	103	17
Cerence, Inc. (a)	113	10
Cirrus Logic, Inc. (a)	341	29
Cisco Systems, Inc.	3,216	166
Citrix Systems, Inc.	315	44
Cognex Corp.	652	54
Cognizant Technology Solutions Corp. 'A'	459	36
Coherent, Inc. (a)	73	18
CommScope Holding Co., Inc. (a)	1,640	25
Conduent, Inc. (a)	1,671	11
Corning, Inc.	4,718	205
Cree, Inc. (a)	1,317	142
Dell Technologies, Inc. 'C' (a)	213	19
Dolby Laboratories, Inc. 'A'	510	50
DXC Technology Co.	3,487	109
Electronic Arts, Inc.	208	28
Entegris, Inc.	412	46
EPAM Systems, Inc. (a)	166	66
F5 Networks, Inc. (a)	172	36
Fair Isaac Corp. (a)	115	56
Fidelity National Information Services, Inc.	59	8
First Solar, Inc. (a)	287	25
Fiserv, Inc. (a)	325	39
FleetCor Technologies, Inc. (a)	59	16
Flex Ltd. (a)	3,422	63
FLIR Systems, Inc.	684	39
Gartner, Inc. (a)	108	20
Genpact Ltd.	917	39
Hewlett Packard Enterprise Co.	10,638	167
HP, Inc.	4,068	129
II-VI, Inc. (a)	319	22
Insight Enterprises, Inc. (a)	184	18
International Business Machines Corp.	6,434	857
Intuit, Inc.	310	119
IPG Photonics Corp. (a)	142	30
Jabil, Inc.	920	48
Jack Henry & Associates, Inc.	587	89
Juniper Networks, Inc.	5,493	139
KLA Corp.	425	140
Lam Research Corp.	330	196
Littelfuse, Inc.	73	19
Manhattan Associates, Inc. (a)	397	47
ManTech International Corp. 'A'	196	17
Marvell Technology Group Ltd.	577	28
Mastercard, Inc. 'A'	398	142
Maxim Integrated Products, Inc.	639	58
MAXIMUS, Inc.	422	38
Microchip Technology, Inc.	229	36
Micron Technology, Inc. (a)	968	85
Microsoft Corp.	1,978	466
Monolithic Power Systems, Inc.	131	46
Motorola Solutions, Inc.	914	172
NCR Corp. (a)	1,418	54
NetApp, Inc.	195	14
NetScout Systems, Inc. (a)	395	11
NortonLifeLock, Inc.	1,167	25
Nuance Communications, Inc. (a)	870	38
NVIDIA Corp.	590	315
ON Semiconductor Corp. (a)	351	15
Oracle Corp.	5,445	382
Palo Alto Networks, Inc. (a)	286	92
Paychex, Inc.	504	49
PayPal Holdings, Inc. (a)	1,015	247
Pegasystems, Inc.	124	14
Plexus Corp. (a)	152	14
PTC, Inc. (a)	325	45
Pure Storage, Inc. 'A' (a)	783	17
Qorvo, Inc. (a)	97	18
QUALCOMM, Inc.	5,019	665
Sabre Corp. (a)	1,870	28
salesforce.com, Inc. (a)	768	163
Sanmina Corp. (a)	365	15
Seagate Technology PLC	3,601	276
Semtech Corp. (a)	198	14
Skyworks Solutions, Inc.	454	83
Square, Inc. (a)	1,175	267
Sykes Enterprises, Inc. (a)	147	6
Synaptics, Inc. (a)	338	46
SYNNEX Corp.	517	59
Synopsys, Inc. (a)	132	33
Teradata Corp. (a)	1,531	59
Teradyne, Inc.	1,209	147
Texas Instruments, Inc.	2,142	405
Trimble, Inc. (a)	767	60

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Twilio, Inc. (a)	424	145
Tyler Technologies, Inc. (a)	176	75
Ubiquiti, Inc.	64	19
VeriSign, Inc. (a)	175	35
Visa, Inc. 'A'	1,001	212
Vishay Intertechnology, Inc.	1,276	31
Western Digital Corp.	1,757	117
Western Union Co.	1,465	36
Workday, Inc. 'A' (a)	548	136
Xerox Holdings Corp.	2,347	57
Xilinx, Inc.	557	69
Zebra Technologies Corp. 'A' (a)	163	79

		12,343

MATERIALS 3.7%
Albemarle Corp.	358	52
Alcoa Corp. (a)	3,405	111
Allegheny Technologies, Inc. (a)	1,416	30
AptarGroup, Inc.	210	30
Arconic Corp. (a)	819	21
Avery Dennison Corp.	497	91
Avient Corp.	556	26
Axalta Coating Systems Ltd. (a)	1,035	31
Ball Corp.	1,727	146
Berry Global Group, Inc. (a)	413	25
Boise Cascade Co.	356	21
Carpenter Technology Corp.	465	19
Celanese Corp.	311	47
CF Industries Holdings, Inc.	184	8
Chemours Co.	1,274	36
Commercial Metals Co.	1,590	49
Compass Minerals International, Inc.	214	13
Corteva, Inc.	644	30
Crown Holdings, Inc.	869	84
Domtar Corp.	782	29
Dow, Inc.	641	41
DuPont de Nemours, Inc.	465	36
Eastman Chemical Co.	536	59
Ecolab, Inc.	171	37
Freeport-McMoRan, Inc. (a)	3,701	122
Graphic Packaging Holding Co.	2,709	49
Greif, Inc. 'A'	187	11
Hecla Mining Co.	3,587	20
Huntsman Corp.	236	7
Innospec, Inc.	111	11
International Flavors & Fragrances, Inc.	109	15
Kaiser Aluminum Corp.	121	13
Louisiana-Pacific Corp.	1,317	73
LyondellBasell Industries NV 'A'	1,962	204
Mosaic Co.	5,392	171
NewMarket Corp.	31	12
Newmont Corp.	362	22
Nucor Corp.	1,112	89
O-I Glass, Inc.	1,034	15
Olin Corp.	1,697	65
Packaging Corp. of America	82	11
PPG Industries, Inc.	476	72
Reliance Steel & Aluminum Co.	364	55
RPM International, Inc.	662	61
Schweitzer-Mauduit International, Inc.	220	11
Scotts Miracle-Gro Co.	357	88
Sensient Technologies Corp.	304	24
Sherwin-Williams Co.	83	61
Silgan Holdings, Inc.	469	20
Sonoco Products Co.	465	30
Steel Dynamics, Inc.	906	46
Trinseo S.A.	499	32
United States Steel Corp.	3,596	94
Warrior Met Coal, Inc.	661	11
WestRock Co.	2,117	110
Worthington Industries, Inc.	272	18
WR Grace & Co.	337	20

		2,735

REAL ESTATE 0.1%
CoreCivic, Inc.	2,728	25
Realogy Holdings Corp. (a)	1,563	23

		48

UTILITIES 0.9%
AES Corp.	7,186	193
Avangrid, Inc.	52	3

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Avista Corp.	408	19
Entergy Corp.	490	49
Exelon Corp.	5,478	240
Hawaiian Electric Industries, Inc.	497	22
MDU Resources Group, Inc.	635	20
National Fuel Gas Co.	530	26
NRG Energy, Inc.	147	6
Ormat Technologies, Inc.	220	17
Vistra Corp.	3,184	56

		651

Total United States		69,383

Total Common Stocks (Cost $60,629)		69,898

REAL ESTATE INVESTMENT TRUSTS 4.0%
UNITED STATES 4.0%
FINANCIALS 0.4%
AGNC Investment Corp.	895	15
Annaly Capital Management, Inc.	2,451	21
Apollo Commercial Real Estate Finance, Inc.	1,115	16
Blackstone Mortgage Trust, Inc. 'A'	1,092	34
Chimera Investment Corp.	2,296	29
Invesco Mortgage Capital, Inc.	4,785	19
Ladder Capital Corp.	1,109	13
MFA Financial, Inc.	4,200	17
New York Mortgage Trust, Inc.	3,411	15
PennyMac Mortgage Investment Trust	860	17
Redwood Trust, Inc.	1,557	16
Starwood Property Trust, Inc.	2,534	63
Two Harbors Investment Corp.	3,575	26

		301

REAL ESTATE 3.6%
Acadia Realty Trust	763	14
Alexander & Baldwin, Inc.	359	6
American Campus Communities, Inc.	938	41
American Homes 4 Rent 'A'	1,361	45
American Tower Corp.	144	34
Apple Hospitality REIT, Inc.	2,086	30
Brandywine Realty Trust	1,821	24
Camden Property Trust	654	72
Colony Capital, Inc.	4,532	29
Columbia Property Trust, Inc.	814	14
Corporate Office Properties Trust	832	22
Cousins Properties, Inc.	803	28
Crown Castle International Corp.	246	42
CubeSmart	1,071	41
CyrusOne, Inc.	500	34
DiamondRock Hospitality Co.	1,961	20
Digital Realty Trust, Inc.	137	19
Douglas Emmett, Inc.	1,127	35
Duke Realty Corp.	1,935	81
EastGroup Properties, Inc.	132	19
Equinix, Inc.	39	27
Equity Commonwealth	791	22
Equity LifeStyle Properties, Inc.	534	34
Extra Space Storage, Inc.	536	71
Federal Realty Investment Trust	453	46
First Industrial Realty Trust, Inc.	599	27
Gaming and Leisure Properties, Inc.	1,125	48
GEO Group, Inc.	3,152	24
Healthcare Realty Trust, Inc.	927	28
Healthcare Trust of America, Inc. 'A'	1,648	45
Highwoods Properties, Inc.	1,001	43
Hudson Pacific Properties, Inc.	1,435	39
Invitation Homes, Inc.	2,880	92
Iron Mountain, Inc.	257	10
JBG SMITH Properties	486	15
Kilroy Realty Corp.	812	53
Kimco Realty Corp.	1,367	26
Kite Realty Group Trust	463	9
Lamar Advertising Co. 'A'	513	48
Lexington Realty Trust	1,775	20
Life Storage, Inc.	469	40
Mack-Cali Realty Corp.	622	10
Medical Properties Trust, Inc.	2,189	47
National Retail Properties, Inc.	603	27
Omega Healthcare Investors, Inc.	890	33
Outfront Media, Inc.	1,172	26
Paramount Group, Inc.	2,009	20
Park Hotels & Resorts, Inc.	1,692	37

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

Physicians Realty Trust	1,455	26
Piedmont Office Realty Trust, Inc. 'A'	853	15
Prologis, Inc.	1,074	114
PS Business Parks, Inc.	109	17
Public Storage	234	58
Rayonier, Inc.	460	15
Regency Centers Corp.	1,275	72
Retail Properties of America, Inc. 'A'	1,655	17
RLJ Lodging Trust	1,154	18
Ryman Hospitality Properties, Inc.	460	36
SBA Communications Corp.	481	134
Service Properties Trust	1,111	13
Simon Property Group, Inc.	432	49
SITE Centers Corp.	1,532	21
STAG Industrial, Inc.	545	18
STORE Capital Corp.	1,356	45
Sun Communities, Inc.	357	54
Sunstone Hotel Investors, Inc.	2,300	29
UDR, Inc.	1,595	70
Ventas, Inc.	322	17
VICI Properties, Inc.	1,415	40
Washington Real Estate Investment Trust	420	9
Weingarten Realty Investors	907	24
WP Carey, Inc.	1,119	79
Xenia Hotels & Resorts, Inc.	714	14

		2,621

Total Real Estate Investment Trusts (Cost $2,574)		2,922

Total Investments in Securities (Cost $63,203)		72,820

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	53,000	53

Total Short-Term Instruments (Cost $53)		53

Total Investments in Affiliates (Cost $53)		53

Total Investments 99.3% (Cost $63,256)		$72,873
Other Assets and Liabilities, net 0.7%		506

Net Assets 100.0%		$73,379

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $52 were out on loan in exchange for $53 of cash collateral as of March 31, 2021.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$173	$0	$0	$173
Switzerland
	Financials	92	0	0	92
United Kingdom
	Consumer Discretionary	7	0	0	7
	Consumer Staples	39	0	0	39
	Energy	14	0	0	14
	Financials	22	0	0	22
	Industrials	132	0	0	132
	Materials	36	0	0	36
United States
	Communication Services	4,624	0	0	4,624
	Consumer Discretionary	14,651	0	0	14,651
	Consumer Staples	7,078	0	0	7,078
	Energy	5,412	0	0	5,412
	Financials	6,071	0	0	6,071
	Health Care	7,684	0	0	7,684
	Industrials	8,086	0	0	8,086
	Information Technology	12,343	0	0	12,343
	Materials	2,735	0	0	2,735
	Real Estate	48	0	0	48
	Utilities	651	0	0	651
Real Estate Investment Trusts
United States
	Financials	301	0	0	301
	Real Estate	2,621	0	0	2,621

		$72,820	$0	$0	$72,820
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		53	0	0	53

Total Investments		$72,873	$0	$0	$72,873

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
COMMON STOCKS 97.8%
IRELAND 0.6%
INFORMATION TECHNOLOGY 0.6%
Accenture PLC 'A'	390	$108

Total Ireland		108

SWITZERLAND 0.4%
FINANCIALS 0.4%
Chubb Ltd.	377	59

Total Switzerland		59

UNITED KINGDOM 1.2%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC (a)	785	20

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	63	3

CONSUMER STAPLES 0.1%
Coca-Cola European Partners PLC	402	21

MATERIALS 1.0%
Amcor PLC	1,039	12
Linde PLC	520	146

		158

Total United Kingdom		202

UNITED STATES 95.6%
COMMUNICATION SERVICES 6.1%
AT&T, Inc.	5,880	178
Comcast Corp. 'A'	947	51
Discovery, Inc. 'A' (a)	74	3
Lumen Technologies, Inc.	4,070	54
News Corp. 'A'	776	20
Omnicom Group, Inc.	394	29
Twitter, Inc. (a)	37	3
Verizon Communications, Inc.	5,866	341
ViacomCBS, Inc. 'B'	122	6
Walt Disney Co.	1,746	322

		1,007

CONSUMER DISCRETIONARY 13.3%
Advance Auto Parts, Inc.	60	11
Amazon.com, Inc. (a)	16	50
Aramark	77	3
Bed Bath & Beyond, Inc.	1,221	36
Best Buy Co., Inc.	460	53
BorgWarner, Inc.	378	18
Carnival Corp. (a)	1,880	50
Darden Restaurants, Inc.	90	13
Dollar General Corp.	145	29
eBay, Inc.	1,008	62
Foot Locker, Inc.	292	16
Ford Motor Co. (a)	17,458	214
Gap, Inc. (a)	1,415	42
General Motors Co.	5,044	290
Genuine Parts Co.	115	13
Goodyear Tire & Rubber Co. (a)	1,580	28
Hasbro, Inc.	119	11

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Hilton Worldwide Holdings, Inc. (a)	186	22
Home Depot, Inc.	662	202
Kohl's Corp.	1,252	75
L Brands, Inc. (a)	415	26
Lowe's Cos., Inc.	650	124
Macy's, Inc.	4,026	65
Marriott International, Inc. 'A' (a)	165	24
McDonald's Corp.	591	132
Newell Brands, Inc.	575	15
NIKE, Inc. 'B'	649	86
Nordstrom, Inc. (a)	754	29
O'Reilly Automotive, Inc. (a)	30	15
PVH Corp.	218	23
Qurate Retail, Inc.	336	4
Ralph Lauren Corp.	147	18
Ross Stores, Inc.	152	18
Starbucks Corp.	809	88
Tapestry, Inc. (a)	122	5
Target Corp.	764	151
TJX Cos., Inc.	931	62
Tractor Supply Co.	24	4
VF Corp.	395	32
Whirlpool Corp.	57	13
Yum! Brands, Inc.	309	33

		2,205

CONSUMER STAPLES 8.6%
Archer-Daniels-Midland Co.	1,480	84
Brown-Forman Corp. 'B'	85	6
Bunge Ltd.	523	41
Campbell Soup Co.	72	4
Clorox Co.	73	14
Coca-Cola Co.	3,675	194
Colgate-Palmolive Co.	714	56
Conagra Brands, Inc.	124	5
Constellation Brands, Inc. 'A'	16	4
Estee Lauder Cos., Inc. 'A'	89	26
General Mills, Inc.	743	46
Hershey Co.	103	16
Hormel Foods Corp.	66	3
Ingredion, Inc.	136	12
JM Smucker Co.	149	19
Kellogg Co.	320	20
Keurig Dr Pepper, Inc.	139	5
Kimberly-Clark Corp.	265	37
Kraft Heinz Co.	1,103	44
Kroger Co.	1,759	63
Molson Coors Brewing Co. 'B'	524	27
Mondelez International, Inc. 'A'	1,740	102
PepsiCo, Inc.	1,416	200
Procter & Gamble Co.	2,336	316
Sysco Corp.	172	13
Walgreens Boots Alliance, Inc.	1,323	73

		1,430

FINANCIALS 23.0%
Aflac, Inc.	1,243	64
Allstate Corp.	693	80
American Express Co.	927	131
American International Group, Inc.	1,169	54
Ameriprise Financial, Inc.	262	61
Aon PLC 'A'	34	8
Bank of America Corp.	12,987	502
Bank of New York Mellon Corp.	2,341	111
Capital One Financial Corp.	1,185	151
Citigroup, Inc.	4,225	307
Comerica, Inc.	369	26
Fifth Third Bancorp	1,438	54
Goldman Sachs Group, Inc.	852	279
Hartford Financial Services Group, Inc.	795	53
Huntington Bancshares, Inc.	1,273	20
Intercontinental Exchange, Inc.	69	8
JPMorgan Chase & Co.	1,258	191
KeyCorp.	1,713	34
Lincoln National Corp.	634	39
Marsh & McLennan Cos., Inc.	196	24
MetLife, Inc.	961	58
Moody's Corp.	68	20
Morgan Stanley	1,804	140
Northern Trust Corp.	235	25
PNC Financial Services Group, Inc.	922	162
Principal Financial Group, Inc.	534	32
Prudential Financial, Inc.	1,216	111
Regions Financial Corp.	1,818	38

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

S&P Global, Inc.	94	33
Synchrony Financial	1,483	60
Travelers Cos., Inc.	536	81
Truist Financial Corp.	343	20
U.S. Bancorp	1,980	110
Voya Financial, Inc.	320	20
Wells Fargo & Co.	18,406	719

		3,826

HEALTH CARE 15.5%
Abbott Laboratories	840	101
AbbVie, Inc.	1,564	169
Agilent Technologies, Inc.	170	22
AmerisourceBergen Corp.	45	5
Amgen, Inc.	786	196
Anthem, Inc.	344	123
Baxter International, Inc.	490	41
Becton Dickinson and Co.	54	13
Biogen, Inc. (a)	166	46
Boston Scientific Corp. (a)	274	11
Bristol-Myers Squibb Co.	965	61
Cardinal Health, Inc.	871	53
Cigna Corp.	86	21
Danaher Corp.	92	21
DaVita, Inc. (a)	133	14
Dentsply Sirona, Inc.	192	12
Edwards Lifesciences Corp. (a)	42	4
Eli Lilly & Co.	291	54
Gilead Sciences, Inc.	2,882	186
Humana, Inc.	60	25
Illumina, Inc. (a)	5	2
IQVIA Holdings, Inc. (a)	52	10
Johnson & Johnson	2,881	474
Laboratory Corp. of America Holdings (a)	46	12
McKesson Corp.	478	93
Merck & Co., Inc.	3,533	272
Pfizer, Inc.	8,906	323
Quest Diagnostics, Inc.	136	17
Regeneron Pharmaceuticals, Inc. (a)	15	7
Thermo Fisher Scientific, Inc.	46	21
UnitedHealth Group, Inc.	413	154
Viatris, Inc. (a)	1,330	19

		2,582

INDUSTRIALS 5.3%
3M Co.	934	180
Alaska Air Group, Inc.	208	14
American Airlines Group, Inc.	968	23
CH Robinson Worldwide, Inc.	34	3
Dover Corp.	49	7
Emerson Electric Co.	766	69
Expeditors International of Washington, Inc.	39	4
Fastenal Co.	174	9
FedEx Corp.	245	70
Illinois Tool Works, Inc.	307	68
JetBlue Airways Corp. (a)	1,306	27
Johnson Controls International PLC	1,492	89
ManpowerGroup, Inc.	306	30
Neilsen Holdings PLC	1,248	31
Owens Corning	55	5
Parker-Hannifin Corp.	40	13
Republic Services, Inc.	145	14
Rockwell Automation, Inc.	94	25
Southwest Airlines Co.	157	10
Stanley Black & Decker, Inc.	111	22
United Airlines Holdings, Inc. (a)	234	14
United Parcel Service, Inc. 'B'	459	78
United Rentals, Inc. (a)	19	6
Waste Management, Inc.	398	51
WW Grainger, Inc.	59	24

		886

INFORMATION TECHNOLOGY 18.8%
Adobe, Inc. (a)	26	12
Alliance Data Systems Corp.	124	14
Amdocs Ltd.	172	12
Analog Devices, Inc.	149	23
Applied Materials, Inc.	944	126
Automatic Data Processing, Inc.	222	42
Avnet, Inc.	553	23
Cadence Design Systems, Inc. (a)	17	2
CDW Corp.	38	6

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Cisco Systems, Inc.	7,673	397
Citrix Systems, Inc.	78	11
Cognizant Technology Solutions Corp. 'A'	627	49
Corning, Inc.	742	32
Dell Technologies, Inc. 'C' (a)	39	4
DXC Technology Co.	222	7
Fidelity National Information Services, Inc.	94	13
Flex Ltd. (a)	966	18
HP, Inc.	2,867	91
Intel Corp.	7,654	490
Intuit, Inc.	18	7
Juniper Networks, Inc.	824	21
Lam Research Corp.	79	47
Mastercard, Inc. 'A'	178	64
Maxim Integrated Products, Inc.	161	15
Micron Technology, Inc. (a)	752	66
Microsoft Corp.	2,899	684
NortonLifeLock, Inc.	1,084	23
NVIDIA Corp.	26	14
ON Semiconductor Corp. (a)	70	3
Oracle Corp.	3,266	229
Paychex, Inc.	44	4
PayPal Holdings, Inc. (a)	140	34
QUALCOMM, Inc.	1,118	148
Seagate Technology PLC	432	33
Texas Instruments, Inc.	785	148
Visa, Inc. 'A'	561	119
Western Digital Corp.	716	48
Western Union Co.	606	15
Xerox Holdings Corp.	1,045	25
Xilinx, Inc.	63	8

		3,127

MATERIALS 3.4%
Air Products & Chemicals, Inc.	154	43
Celanese Corp.	196	29
CF Industries Holdings, Inc.	431	20
Dow, Inc.	274	17
DuPont de Nemours, Inc.	1,219	94
Eastman Chemical Co.	270	30
Ecolab, Inc.	162	35
Freeport-McMoRan, Inc. (a)	1,423	47
International Flavors & Fragrances, Inc.	26	4
International Paper Co.	1,106	60
LyondellBasell Industries NV 'A'	767	80
Mosaic Co.	197	6
Newmont Corp.	328	20
Nucor Corp.	435	35
Sherwin-Williams Co.	30	22
Vulcan Materials Co.	70	12
WestRock Co.	159	8

		562

REAL ESTATE 0.2%
CBRE Group, Inc. 'A' (a)	284	23
Jones Lang LaSalle, Inc.	68	12

		35

UTILITIES 1.4%
American Water Works Co., Inc.	113	17
Consolidated Edison, Inc.	570	43
Edison International	411	24
Eversource Energy	395	34
Exelon Corp.	2,414	105

		223

Total United States		15,883

Total Common Stocks (Cost $14,996)		16,252

REAL ESTATE INVESTMENT TRUSTS 1.5%
UNITED STATES 1.5%
REAL ESTATE 1.5%
Digital Realty Trust, Inc.	26	4
Equinix, Inc.	29	20
Equity Residential	216	15
Healthpeak Properties, Inc.	604	19
Host Hotels & Resorts, Inc.	2,302	39
Iron Mountain, Inc.	426	16

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

Park Hotels & Resorts, Inc.	616	13
Prologis, Inc.	79	8
Simon Property Group, Inc.	225	26
Ventas, Inc.	655	35
Welltower, Inc.	497	36
Weyerhaeuser Co.	315	11

		242

Total Real Estate Investment Trusts (Cost $227)		242

Total Investments in Securities (Cost $15,223)		16,494

Total Investments 99.3% (Cost $15,223)		$16,494
Other Assets and Liabilities, net 0.7%		124

Net Assets 100.0%		$16,618

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$108	$0	$0	$108
Switzerland
	Financials	59	0	0	59
United Kingdom
	Communication Services	20	0	0	20
	Consumer Discretionary	3	0	0	3
	Consumer Staples	21	0	0	21
	Materials	158	0	0	158
United States
	Communication Services	1,007	0	0	1,007
	Consumer Discretionary	2,205	0	0	2,205
	Consumer Staples	1,430	0	0	1,430
	Financials	3,826	0	0	3,826
	Health Care	2,582	0	0	2,582
	Industrials	886	0	0	886
	Information Technology	3,127	0	0	3,127
	Materials	562	0	0	562
	Real Estate	35	0	0	35
	Utilities	223	0	0	223
Real Estate Investment Trusts
United States
	Real Estate	242	0	0	242

Total Investments		$16,494	$0	$0	$16,494

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 50.6% ¤
MUTUAL FUNDS 50.6%
Vanguard Developed Markets Index Fund 'Institutional'	2,137,651	$33,753
Vanguard Emerging Markets Stock Index Fund 'Institutional'	452,440	14,831
Vanguard Institutional Index Fund 'Institutional'	160,959	55,853
Vanguard Small-Cap Index Fund 'Admiral'	7	1
Vanguard Small-Cap Index Fund 'Institutional'	91,794	9,406

Total Mutual Funds (Cost $94,337)		113,844

Total Investments in Securities (Cost $94,337)		113,844

INVESTMENTS IN AFFILIATES 49.6%
MUTUAL FUNDS (a) 45.2%
PIMCO Emerging Markets Local Currency and Bond Fund	1,462,477	9,404
PIMCO High Yield Fund	394,030	3,542
PIMCO Income Fund	2,135,240	25,559
PIMCO International Bond Fund (U.S. Dollar-Hedged)	207,650	2,263
PIMCO Long-Term Real Return Fund	2,135,486	15,546
PIMCO Long-Term U.S. Government Fund	3,289,863	17,206
PIMCO Real Return Fund	685,972	8,273
PIMCO Total Return Fund	1,949,786	19,927

Total Mutual Funds (Cost $105,784)		101,720

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	995,729	9,818

Total Short-Term Instruments (Cost $9,810)		9,818

Total Investments in Affiliates (Cost $115,594)		111,538

Total Investments 100.2% (Cost $209,931)		$225,382
Financial Derivative Instruments (b)(c) 0.1%(Cost or Premiums, net $913)		356
Other Assets and Liabilities, net (0.3)%		(719)

Net Assets 100.0%		$225,019

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,050.000	06/18/2021	11	$1	$77	$2
Put - CBOE S&P 500	2,325.000	06/18/2021	10	1	108	3
Put - CBOE S&P 500	2,275.000	09/17/2021	15	2	108	16
Put - CBOE S&P 500	2,525.000	09/17/2021	15	2	163	24
Put - CBOE S&P 500	2,575.000	12/17/2021	19	2	136	56
Put - CBOE S&P 500	2,825.000	12/17/2021	19	2	196	84
Put - CBOE S&P 500	2,975.000	03/18/2022	39	4	422	317

Total Purchased Options	$1,210	$502

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	1,700.000	06/18/2021	10	$1	$(35)	$(1)
Put - CBOE S&P 500	1,900.000	09/17/2021	15	2	(54)	(9)
Put - CBOE S&P 500	2,150.000	12/17/2021	19	2	(64)	(28)
Put - CBOE S&P 500	2,250.000	03/18/2022	39	4	(144)	(104)

Total Written Options	$(297)	$(142)

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	244	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$4,926	$0	$(2)	$0	$(2)
Receive	FNRETR Index	220	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	4,442	0	(2)	0	(2)

Total Swap Agreements	$0	$(4)	$0	$(4)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds	$113,844	$0	$0	$113,844

$113,844	$0	$0	$113,844

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2021 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	101,720	0	0	101,720
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,818	0	0	9,818

	$111,538	$0	$0	$111,538

Total Investments	$225,382	$0	$0	$225,382

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$502	$0	$502

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(142)	0	(142)
Over the counter	0	(4)	0	(4)

	$0	$(146)	$0	$(146)

Total Financial Derivative Instruments	$0	$356	$0	$356

Totals	$225,382	$356	$0	$225,738

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 60.8% ¤
MUTUAL FUNDS 60.8%
Vanguard Developed Markets Index Fund 'Institutional'	2,819,002	$44,512
Vanguard Emerging Markets Stock Index Fund 'Institutional'	593,277	19,448
Vanguard Institutional Index Fund 'Institutional'	220,675	76,574
Vanguard Small-Cap Index Fund 'Admiral'	5	1
Vanguard Small-Cap Index Fund 'Institutional'	124,390	12,746

Total Mutual Funds (Cost $126,383)		153,281

Total Investments in Securities (Cost $126,383)		153,281

INVESTMENTS IN AFFILIATES 39.8%
MUTUAL FUNDS (a) 34.9%
PIMCO Emerging Markets Local Currency and Bond Fund	1,417,059	9,112
PIMCO High Yield Fund	361,962	3,254
PIMCO Income Fund	1,668,922	19,977
PIMCO International Bond Fund (U.S. Dollar-Hedged)	144,448	1,574
PIMCO Long-Term Real Return Fund	1,708,509	12,438
PIMCO Long-Term U.S. Government Fund	4,252,505	22,241
PIMCO Real Return Fund	469,924	5,667
PIMCO Total Return Fund	1,340,055	13,695

Total Mutual Funds (Cost $91,020)		87,958

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	1,265,791	12,481

Total Short-Term Instruments (Cost $12,477)		12,481

Total Investments in Affiliates (Cost $103,496)		100,439

Total Investments 100.6% (Cost $229,879)		$253,720
Financial Derivative Instruments (b) 0.2%(Cost or Premiums, net $1,048)		405
Other Assets and Liabilities, net (0.8)%		(2,016)

Net Assets 100.0%		$252,109

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,050.000	06/18/2021	13	$1	$91	$2
Put - CBOE S&P 500	2,325.000	06/18/2021	12	1	130	4
Put - CBOE S&P 500	2,275.000	09/17/2021	17	2	122	18
Put - CBOE S&P 500	2,525.000	09/17/2021	17	2	185	27
Put - CBOE S&P 500	2,575.000	12/17/2021	22	2	157	65
Put - CBOE S&P 500	2,825.000	12/17/2021	22	2	227	98
Put - CBOE S&P 500	2,975.000	03/18/2022	44	4	476	357

Total Purchased Options	$1,388	$571

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	1,700.000	06/18/2021	12	$1	$(42)	$(1)
Put - CBOE S&P 500	1,900.000	09/17/2021	17	2	(61)	(10)
Put - CBOE S&P 500	2,150.000	12/17/2021	22	2	(74)	(33)
Put - CBOE S&P 500	2,250.000	03/18/2022	44	4	(163)	(118)

Total Written Options	$(340)	$(162)

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	273	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$5,512	$0	$(2)	$0	$(2)
Receive	FNRETR Index	256	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	5,168	0	(2)	0	(2)

Total Swap Agreements	$0	$(4)	$0	$(4)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds	$153,281	$0	$0	$153,281

$153,281	$0	$0	$153,281
Investments in Affiliates, at Value
Mutual Funds	87,958	0	0	87,958
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,481	0	0	12,481

$100,439	$0	$0	$100,439

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2021 (Unaudited)

Total Investments	$253,720	$0	$0	$253,720

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$571	$0	$571

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(162)	0	(162)
Over the counter	0	(4)	0	(4)

	$0	$(166)	$0	$(166)

Total Financial Derivative Instruments	$0	$405	$0	$405

Totals	$253,720	$405	$0	$254,125

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.4% ¤
MUTUAL FUNDS 69.4%
Vanguard Developed Markets Index Fund 'Institutional'	2,654,442	$41,914
Vanguard Emerging Markets Stock Index Fund 'Institutional'	519,654	17,034
Vanguard Institutional Index Fund 'Institutional'	203,358	70,565
Vanguard Small-Cap Index Fund 'Admiral'	4	0
Vanguard Small-Cap Index Fund 'Institutional'	111,661	11,442

Total Mutual Funds (Cost $116,622)		140,955

Total Investments in Securities (Cost $116,622)		140,955

INVESTMENTS IN AFFILIATES 30.6%
MUTUAL FUNDS (a) 26.2%
PIMCO Emerging Markets Local Currency and Bond Fund	1,006,651	6,473
PIMCO High Yield Fund	174,715	1,571
PIMCO Income Fund	1,008,467	12,071
PIMCO International Bond Fund (U.S. Dollar-Hedged)	81,532	889
PIMCO Long-Term Real Return Fund	898,962	6,545
PIMCO Long-Term U.S. Government Fund	2,809,829	14,695
PIMCO Real Return Fund	266,255	3,211
PIMCO Total Return Fund	753,737	7,703

Total Mutual Funds (Cost $54,378)		53,158

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	909,328	8,966

Total Short-Term Instruments (Cost $8,966)		8,966

Total Investments in Affiliates (Cost $63,344)		62,124

Total Investments 100.0% (Cost $179,966)		$203,079
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net 0.0%		(42)

Net Assets 100.0%		$203,034

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	226	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$4,563	$0	$(1)	$0	$(1)
	Receive	FNRETR Index	210	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	4,239	0	(2)	0	(2)

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds					$140,955		$0		$0	$140,955

					$140,955		$0		$0	$140,955
Investments in Affiliates, at Value
Mutual Funds					53,158		0		0	53,158
Short-Term Instruments
Central Funds Used for Cash Management Purposes					8,966		0		0	8,966

					$62,124		$0		$0	$62,124

Total Investments					$203,079		$0		$0	$203,079

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(3)		$0	$(3)

Total Financial Derivative Instruments					$0		$(3)		$0	$(3)

Totals					$203,079		$(3)		$0	$203,076

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.0% ¤
MUTUAL FUNDS 77.0%
Vanguard Developed Markets Index Fund 'Institutional'	3,389,953	$53,528
Vanguard Emerging Markets Stock Index Fund 'Institutional'	548,448	17,978
Vanguard Institutional Index Fund 'Institutional'	236,671	82,125
Vanguard Small-Cap Index Fund 'Admiral'	2	0
Vanguard Small-Cap Index Fund 'Institutional'	130,661	13,389

Total Mutual Funds (Cost $137,774)		167,020

Total Investments in Securities (Cost $137,774)		167,020

INVESTMENTS IN AFFILIATES 23.2%
MUTUAL FUNDS (a) 18.4%
PIMCO Emerging Markets Local Currency and Bond Fund	739,245	4,753
PIMCO Income Fund	741,866	8,880
PIMCO International Bond Fund (U.S. Dollar-Hedged)	64,995	708
PIMCO Long-Term Real Return Fund	702,261	5,113
PIMCO Long-Term U.S. Government Fund	2,271,283	11,879
PIMCO Real Return Fund	212,240	2,560
PIMCO Total Return Fund	592,076	6,051

Total Mutual Funds (Cost $40,500)		39,944

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	1,044,457	10,298

Total Short-Term Instruments (Cost $10,299)		10,298

Total Investments in Affiliates (Cost $50,799)		50,242

Total Investments 100.2% (Cost $188,573)		$217,262
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net (0.2)%		(479)

Net Assets 100.0%		$216,779

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	247	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$4,987	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	230	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	4,643	0	(2)	0	(2)

Total Swap Agreements								$0	$(4)	$0	$(4)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds					$167,020		$0		$0	$167,020

					$167,020		$0		$0	$167,020
Investments in Affiliates, at Value
Mutual Funds					39,944		0		0	39,944
Short-Term Instruments
Central Funds Used for Cash Management Purposes					10,298		0		0	10,298

					$50,242		$0		$0	$50,242

Total Investments					$217,262		$0		$0	$217,262

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(4)		$0	$(4)

Total Financial Derivative Instruments					$0		$(4)		$0	$(4)

Totals					$217,262		$(4)		$0	$217,258

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.2% ¤
MUTUAL FUNDS 83.2%
Vanguard Developed Markets Index Fund 'Institutional'	3,550,873	$56,068
Vanguard Emerging Markets Stock Index Fund 'Institutional'	470,120	15,411
Vanguard Institutional Index Fund 'Institutional'	226,570	78,620
Vanguard Small-Cap Index Fund 'Institutional'	126,962	13,010

Total Mutual Funds (Cost $132,018)		163,109

Total Investments in Securities (Cost $132,018)		163,109

INVESTMENTS IN AFFILIATES 17.8%
MUTUAL FUNDS (a) 12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	277,119	1,782
PIMCO Income Fund	393,027	4,704
PIMCO International Bond Fund (U.S. Dollar-Hedged)	43,491	474
PIMCO Long-Term Real Return Fund	475,849	3,464
PIMCO Long-Term U.S. Government Fund	1,539,104	8,049
PIMCO Real Return Fund	141,526	1,707
PIMCO Total Return Fund	407,730	4,167

Total Mutual Funds (Cost $24,619)		24,347

SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	1,058,473	10,437

Total Short-Term Instruments (Cost $10,437)		10,437

Total Investments in Affiliates (Cost $35,056)		34,784

Total Investments 101.0% (Cost $167,074)		$197,893
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (1.0)%		(1,877)

Net Assets 100.0%		$196,013

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	225	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$4,542	$0	$(1)	$0	$(1)
	Receive	FNRETR Index	215	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	4,341	0	(2)	0	(2)

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds					$163,109		$0		$0	$163,109

					$163,109		$0		$0	$163,109
Investments in Affiliates, at Value
Mutual Funds					24,347		0		0	24,347
Short-Term Instruments
Central Funds Used for Cash Management Purposes					10,437		0		0	10,437

					$34,784		$0		$0	$34,784

Total Investments					$197,893		$0		$0	$197,893

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(3)		$0	$(3)

Total Financial Derivative Instruments					$0		$(3)		$0	$(3)

Totals					$197,893		$(3)		$0	$197,890

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.8% ¤
MUTUAL FUNDS 86.8%
Vanguard Developed Markets Index Fund 'Institutional'	3,961,817	$62,557
Vanguard Emerging Markets Stock Index Fund 'Institutional'	481,917	15,797
Vanguard Institutional Index Fund 'Institutional'	245,107	85,052
Vanguard Small-Cap Index Fund 'Institutional'	137,228	14,062

Total Mutual Funds (Cost $141,946)		177,468

Total Investments in Securities (Cost $141,946)		177,468

INVESTMENTS IN AFFILIATES 14.0%
MUTUAL FUNDS (a) 8.4%
PIMCO Emerging Markets Local Currency and Bond Fund	114,448	736
PIMCO Income Fund	261,091	3,125
PIMCO International Bond Fund (U.S. Dollar-Hedged)	32,728	357
PIMCO Long-Term Real Return Fund	516,005	3,757
PIMCO Long-Term U.S. Government Fund	942,103	4,927
PIMCO Real Return Fund	106,295	1,282
PIMCO Total Return Fund	307,343	3,141

Total Mutual Funds (Cost $17,460)		17,325

SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	1,156,354	11,401

Total Short-Term Instruments (Cost $11,402)		11,401

Total Investments in Affiliates (Cost $28,862)		28,726

Total Investments 100.8% (Cost $170,808)		$206,194
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (0.8)%		(1,671)

Net Assets 100.0%		$204,520

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	235	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$4,744	$0	$(1)	$0	$(1)
	Receive	FNRETR Index	226	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	4,563	0	(2)	0	(2)

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds					$177,468		$0		$0	$177,468

					$177,468		$0		$0	$177,468
Investments in Affiliates, at Value
Mutual Funds					17,325		0		0	17,325
Short-Term Instruments
Central Funds Used for Cash Management Purposes					11,401		0		0	11,401

					$28,726		$0		$0	$28,726

Total Investments					$206,194		$0		$0	$206,194

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(3)		$0	$(3)

Total Financial Derivative Instruments					$0		$(3)		$0	$(3)

Totals					$206,194		$(3)		$0	$206,191

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.9% ¤
MUTUAL FUNDS 87.9%
Vanguard Developed Markets Index Fund 'Institutional'	2,279,830	$35,998
Vanguard Emerging Markets Stock Index Fund 'Institutional'	252,446	8,275
Vanguard Institutional Index Fund 'Institutional'	139,433	48,383
Vanguard Small-Cap Index Fund 'Admiral'	4	1
Vanguard Small-Cap Index Fund 'Institutional'	74,616	7,646

Total Mutual Funds (Cost $84,300)		100,303

Total Investments in Securities (Cost $84,300)		100,303

INVESTMENTS IN AFFILIATES 11.1%
MUTUAL FUNDS (a) 6.8%
PIMCO Emerging Markets Local Currency and Bond Fund	48,589	312
PIMCO Income Fund	119,955	1,436
PIMCO International Bond Fund (U.S. Dollar-Hedged)	20,042	219
PIMCO Long-Term Real Return Fund	341,623	2,487
PIMCO Long-Term U.S. Government Fund	247,325	1,294
PIMCO Real Return Fund	49,410	596
PIMCO Total Return Fund	138,179	1,412

Total Mutual Funds (Cost $7,808)		7,756

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	495,872	4,889

Total Short-Term Instruments (Cost $4,889)		4,889

Total Investments in Affiliates (Cost $12,697)		12,645

Total Investments 99.0% (Cost $96,997)		$112,948
Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		(2)
Other Assets and Liabilities, net 1.0%		1,150

Net Assets 100.0%		$114,096

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	136	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$2,746	$0	$(1)	$0	$(1)
	Receive	FNRETR Index	130	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	2,624	0	(1)	0	(1)

Total Swap Agreements								$0	$(2)	$0	$(2)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds					$100,303		$0		$0	$100,303

					$100,303		$0		$0	$100,303
Investments in Affiliates, at Value
Mutual Funds					7,756		0		0	7,756
Short-Term Instruments
Central Funds Used for Cash Management Purposes					4,889		0		0	4,889

					$12,645		$0		$0	$12,645

Total Investments					$112,948		$0		$0	$112,948

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(2)		$0	$(2)

Total Financial Derivative Instruments					$0		$(2)		$0	$(2)

Totals					$112,948		$(2)		$0	$112,946

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.2% ¤
MUTUAL FUNDS 88.2%
Vanguard 500 Index Fund 'Admiral'	10,931	$4,008
Vanguard Developed Markets Index Fund 'Admiral'	191,325	3,015
Vanguard Emerging Markets Stock Index Fund 'Admiral'	16,585	715
Vanguard Small-Cap Index Fund 'Admiral'	6,320	648

Total Mutual Funds (Cost $7,376)		8,386

Total Investments in Securities (Cost $7,376)		8,386

INVESTMENTS IN AFFILIATES 11.2%
MUTUAL FUNDS (a) 7.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3,872	25
PIMCO Income Fund	10,016	120
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,433	16
PIMCO Long-Term Real Return Fund	31,844	232
PIMCO Long-Term U.S. Government Fund	18,920	99
PIMCO Real Return Fund	3,936	47
PIMCO Total Return Fund	11,694	119

Total Mutual Funds (Cost $668)		658

SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	40,602	401

Total Short-Term Instruments (Cost $401)		401

Total Investments in Affiliates (Cost $1,069)		1,059

Total Investments 99.4% (Cost $8,445)		$9,445
Other Assets and Liabilities, net 0.6%		61

Net Assets 100.0%		$9,506

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	11	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$222	$0	$0	$0	$0
	Receive	FNRETR Index	10	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	202	0	0	0	0

Total Swap Agreements								$0	$0	$0	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds					$8,386		$0		$0	$8,386

					$8,386		$0		$0	$8,386
Investments in Affiliates, at Value
Mutual Funds					658		0		0	658
Short-Term Instruments
Central Funds Used for Cash Management Purposes					401		0		0	401

					$1,059		$0		$0	$1,059

Total Investments					$9,445		$0		$0	$9,445

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 41.0% ¤
MUTUAL FUNDS 41.0%
Vanguard Developed Markets Index Fund 'Institutional'	1,930,565	$30,484
Vanguard Emerging Markets Stock Index Fund 'Institutional'	363,503	11,916
Vanguard Institutional Index Fund 'Institutional'	126,210	43,795
Vanguard Small-Cap Index Fund 'Institutional'	80,788	8,278

Total Mutual Funds (Cost $76,190)		94,473

Total Investments in Securities (Cost $76,190)		94,473

INVESTMENTS IN AFFILIATES 59.5%
MUTUAL FUNDS (a) 54.8%
PIMCO Emerging Markets Local Currency and Bond Fund	1,819,987	11,702
PIMCO High Yield Fund	458,047	4,118
PIMCO Income Fund	3,082,074	36,892
PIMCO International Bond Fund (U.S. Dollar-Hedged)	332,921	3,629
PIMCO Long-Term Real Return Fund	1,951,897	14,210
PIMCO Long-Term U.S. Government Fund	2,216,701	11,593
PIMCO Real Return Fund	1,073,035	12,941
PIMCO Total Return Fund	3,049,996	31,171

Total Mutual Funds (Cost $129,383)		126,256

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	1,092,458	10,772

Total Short-Term Instruments (Cost $10,765)		10,772

Total Investments in Affiliates (Cost $140,148)		137,028

Total Investments 100.5% (Cost $216,338)		$231,501
Financial Derivative Instruments (b)(c) 0.2%(Cost or Premiums, net $999)		367
Other Assets and Liabilities, net (0.7)%		(1,691)

Net Assets 100.0%		$230,177

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,050.000	06/18/2021	14	$1	$98	$2
Put - CBOE S&P 500	2,325.000	06/18/2021	13	1	141	4
Put - CBOE S&P 500	2,275.000	09/17/2021	17	2	122	18
Put - CBOE S&P 500	2,525.000	09/17/2021	17	2	185	27
Put - CBOE S&P 500	2,575.000	12/17/2021	20	2	143	59
Put - CBOE S&P 500	2,825.000	12/17/2021	20	2	206	89
Put - CBOE S&P 500	2,975.000	03/18/2022	39	4	422	317

Total Purchased Options	$1,317	$516

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	1,700.000	06/18/2021	13	$1	$(45)	$(1)
Put - CBOE S&P 500	1,900.000	09/17/2021	17	2	(61)	(10)
Put - CBOE S&P 500	2,150.000	12/17/2021	20	2	(68)	(30)
Put - CBOE S&P 500	2,250.000	03/18/2022	39	4	(144)	(104)

Total Written Options	$(318)	$(145)

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	244	0.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$4,926	$0	$(2)	$0	$(2)
Receive	FNRETR Index	224	0.475% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	4,522	0	(2)	0	(2)

Total Swap Agreements	$0	$(4)	$0	$(4)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Mutual Funds	$94,473	$0	$0	$94,473

$94,473	$0	$0	$94,473
Investments in Affiliates, at Value
Mutual Funds	126,256	0	0	126,256
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,772	0	0	10,772

$137,028	$0	$0	$137,028

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total Investments	$231,501	$0	$0	$231,501

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$516	$0	$516

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(145)	0	(145)
Over the counter	0	(4)	0	(4)

	$0	$(149)	$0	$(149)

Total Financial Derivative Instruments	$0	$367	$0	$367

Totals	$231,501	$367	$0	$231,868

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the

Notes to Financial Statements (Cont.)

time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2021 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$41,651	$190,193	$(189,846)	$0	$0	$41,998	$2	$0
PIMCO RAE International Fund	43,067	347,904	(326,372)	0	0	64,599	2	0
PIMCO RAE US Fund	10,843	93,645	(101,970)	0	0	2,518	0	0
PIMCO RAE US Small Fund	9,805	115,982	(110,932)	0	0	14,855	1	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	6,038	61,571	(65,364)	0	0	2,245	0	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	2,328	(2,296)	0	0	32	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	39	411	(397)	0	0	53	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2021 (amounts in thousands†):

Notes to Financial Statements (Cont.)

PIMCO RAE Global Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$36,058	$3,262	$(14,027)	$1,937	$12,493	$39,723	$710	$0
PIMCO RAE International Fund	116,809	6,856	(43,599)	4,624	33,728	118,418	2,929	0
PIMCO RAE US Fund	124,075	8,805	(46,172)	7,818	35,258	129,784	3,140	1,144
Totals	$276,942	$18,923	$(103,798)	$14,379	$81,479	$287,925	$6,779	$1,144

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$15,231	$1,657	$(2,029)	$(9)	$6,454	$21,304	$329	$0
PIMCO RAE International Fund	49,234	3,724	(6,394)	45	16,877	63,486	1,350	0
Totals	$64,465	$5,381	$(8,423)	$36	$23,331	$84,790	$1,679	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2021 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$4,471	$5,163	$(136)	$(4)	$(90)	$9,404	$278	$0
PIMCO High Yield Fund	2,745	2,405	(1,819)	19	192	3,542	137	0
PIMCO Income Fund	15,972	16,640	(7,911)	(111)	969	25,559	777	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,501	1,461	(702)	(12)	15	2,263	47	0
PIMCO Long-Term Real Return Fund	6,633	13,564	(1,072)	(369)	(3,210)	15,546	534	2,648
PIMCO Long-Term U.S. Government Fund	2,852	17,246	(416)	(129)	(2,347)	17,206	278	777
PIMCO Real Return Fund	5,457	5,920	(3,166)	(36)	98	8,273	202	0
PIMCO Short-Term Floating NAV Portfolio III	6,003	46,914	(43,100)	1	0	9,818	14	0
PIMCO Total Return Fund	13,168	15,614	(7,473)	(377)	(1,005)	19,927	906	199
Totals	$58,802	$124,927	$(65,795)	$(1,018)	$(5,378)	$111,538	$3,173	$3,624

Notes to Financial Statements (Cont.)

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$4,828	$4,336	$0	$0	$(52)	$9,112	$278	$0
PIMCO High Yield Fund	3,319	2,261	(2,573)	43	204	3,254	151	0
PIMCO Income Fund	16,847	13,312	(11,063)	(87)	968	19,977	747	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,544	1,301	(1,275)	(18)	22	1,574	44	0
PIMCO Long-Term Real Return Fund	4,246	10,862	(351)	(76)	(2,243)	12,438	343	1,608
PIMCO Long-Term U.S. Government Fund	1,843	22,562	0	0	(2,164)	22,241	197	472
PIMCO Real Return Fund	5,582	4,387	(4,374)	(26)	98	5,667	193	0
PIMCO Short-Term Floating NAV Portfolio III	7,163	46,618	(41,300)	5	(5)	12,481	18	0
PIMCO Total Return Fund	13,469	12,472	(11,009)	(507)	(730)	13,695	864	192
Totals	$58,841	$118,111	$(71,945)	$(666)	$(3,902)	$100,439	$2,835	$2,272

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$3,195	$3,344	$0	$0	$(66)	$6,473	$191	$0
PIMCO High Yield Fund	2,498	1,981	(3,101)	63	130	1,571	114	0
PIMCO Income Fund	10,809	9,945	(9,255)	(58)	630	12,071	493	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	973	849	(933)	(14)	14	889	28	0
PIMCO Long-Term Real Return Fund	853	6,333	0	0	(641)	6,545	88	342
PIMCO Long-Term U.S. Government Fund	378	15,316	0	0	(999)	14,695	63	100
PIMCO Real Return Fund	3,429	3,210	(3,469)	(6)	47	3,211	122	0
PIMCO Short-Term Floating NAV Portfolio III	5,251	33,215	(29,500)	7	(7)	8,966	15	0
PIMCO Total Return Fund	8,275	8,822	(8,604)	(378)	(412)	7,703	547	122
Totals	$35,661	$83,015	$(54,862)	$(386)	$(1,304)	$62,124	$1,661	$564

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$2,959	$2,719	$(903)	$(36)	$14	$4,753	$166	$0
PIMCO High Yield Fund	2,782	1,905	(4,898)	148	63	0	117	0
PIMCO Income Fund	9,483	8,505	(9,588)	(52)	532	8,880	411	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	743	694	(728)	(8)	7	708	22	0
PIMCO Long-Term Real Return Fund	0	5,263	0	0	(150)	5,113	21	0
PIMCO Long-Term U.S. Government Fund	0	12,503	0	0	(624)	11,879	25	0
PIMCO Real Return Fund	2,764	2,544	(2,775)	(8)	35	2,560	95	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Floating NAV Portfolio III	4,583	32,815	(27,100)	10	(10)	10,298	15	0
PIMCO Total Return Fund	6,672	7,096	(7,099)	(296)	(322)	6,051	423	94
Totals	$29,986	$74,044	$(53,091)	$(242)	$(455)	$50,242	$1,295	$94

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$2,195	$1,714	$(2,174)	$(89)	$136	$1,782	$113	$0
PIMCO High Yield Fund	2,595	1,593	(4,379)	117	74	0	105	0
PIMCO Income Fund	6,585	5,392	(7,605)	(36)	368	4,704	275	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	459	398	(382)	(5)	4	474	13	0
PIMCO Long-Term Real Return Fund	0	3,549	0	0	(85)	3,464	14	0
PIMCO Long-Term U.S. Government Fund	0	8,458	0	0	(409)	8,049	17	0
PIMCO Real Return Fund	1,616	1,399	(1,323)	(14)	29	1,707	55	0
PIMCO Short-Term Floating NAV Portfolio III	4,822	28,514	(22,900)	7	(6)	10,437	15	0
PIMCO Total Return Fund	4,012	4,094	(3,567)	(155)	(217)	4,167	248	55
Totals	$22,284	$55,111	$(42,330)	$(175)	$(106)	$34,784	$855	$55

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$2,196	$1,169	$(2,714)	$(39)	$124	$736	$101	$0
PIMCO High Yield Fund	2,977	1,429	(4,619)	122	91	0	114	0
PIMCO Income Fund	6,046	3,712	(6,928)	(27)	322	3,125	234	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	353	237	(233)	(3)	3	357	8	0
PIMCO Long-Term Real Return Fund	0	3,849	0	0	(92)	3,757	15	0
PIMCO Long-Term U.S. Government Fund	0	5,177	0	0	(250)	4,927	10	0
PIMCO Real Return Fund	1,236	837	(804)	(9)	22	1,282	39	0
PIMCO Short-Term Floating NAV Portfolio III	4,685	26,615	(19,900)	13	(12)	11,401	17	0
PIMCO Total Return Fund	3,055	2,567	(2,221)	(94)	(166)	3,141	176	39
Totals	$20,548	$45,592	$(37,419)	$(37)	$42	$28,726	$714	$39

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$963	$686	$(1,375)	$(21)	$59	$312	$48	$0
PIMCO High Yield Fund	1,395	966	(2,464)	68	35	0	58	0
PIMCO Income Fund	2,580	2,054	(3,330)	7	125	1,436	107	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	123	96	0	0	0	219	4	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term Real Return Fund	0	2,552	0	0	(65)	2,487	11	0
PIMCO Long-Term U.S. Government Fund	0	1,365	0	0	(71)	1,294	3	0
PIMCO Real Return Fund	490	380	(278)	(4)	8	596	16	0
PIMCO Short-Term Floating NAV Portfolio III	3,081	17,108	(15,300)	4	(4)	4,889	8	0
PIMCO Total Return Fund	1,181	1,083	(740)	(38)	(74)	1,412	74	16
Totals	$9,813	$26,290	$(23,487)	$16	$13	$12,645	$329	$16

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$46	$88	$(111)	$(4)	$6	$25	$3	$0
PIMCO High Yield Fund	68	133	(207)	2	4	0	4	0
PIMCO Income Fund	124	256	(267)	(1)	8	120	7	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6	10	0	0	0	16	0	0
PIMCO Long-Term Real Return Fund	0	238	0	0	(6)	232	1	0
PIMCO Long-Term U.S. Government Fund	0	104	0	0	(5)	99	0	0
PIMCO Real Return Fund	22	45	(20)	0	0	47	1	0
PIMCO Short-Term Floating NAV Portfolio III	0	901	(500)	0	0	401	1	0
PIMCO Total Return Fund	56	125	(54)	(3)	(5)	119	5	1
Totals	$322	$1,900	$(1,159)	$(6)	$2	$1,059	$22	$1

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$7,330	$4,405	$0	$0	$(33)	$11,702	$369	$0
PIMCO High Yield Fund	3,832	1,536	(1,510)	21	239	4,118	158	0
PIMCO Income Fund	26,930	12,979	(4,257)	(42)	1,282	36,892	1,079	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,706	1,270	(362)	(7)	22	3,629	67	0
PIMCO Long-Term Real Return Fund	8,752	10,663	(1,520)	(559)	(3,126)	14,210	563	2,814
PIMCO Long-Term U.S. Government Fund	3,763	10,740	(621)	(290)	(1,999)	11,593	284	826
PIMCO Real Return Fund	9,426	4,879	(1,486)	(23)	145	12,941	288	0
PIMCO Short-Term Floating NAV Portfolio III	10,456	43,415	(43,100)	1	0	10,772	14	0
PIMCO Total Return Fund	22,998	13,988	(3,920)	(208)	(1,687)	31,171	1,277	276
Totals	$96,193	$103,875	$(56,776)	$(1,107)	$(5,157)	$137,028	$4,099	$3,916

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative

Notes to Financial Statements (Cont.)

Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$539	$38,604	$(32,700)	$0	$(1)	$6,442	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	NOK	Norwegian Krone
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ARPPPA	Argentina Passive 7 Day Reverse Repurchase Agreement Rate	CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor's 500 Index
BP0003M	3 Month GBP-LIBOR	CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	FNRETR	FTSE Nareit Equity REITs Total Return Index	US0003M	ICE 3-Month USD LIBOR
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PJSC	Public Joint Stock Company
ADR	American Depositary Receipt	GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	NVDR	Non-Voting Depositary Receipt	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind